UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number 811-07755

Nuveen Multistate Trust II

(Exact name of registrant as specified in charter)

Nuveen Investments

333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Kathleen L. Prudhomme—Vice President and Secretary

333 West Wacker Drive, Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code: 312-917-7700

Date of fiscal year end: February 28

Date of reporting period: November 30, 2016

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Nuveen Connecticut Municipal Bond Fund
Portfolio of Investments	November 30, 2016 (Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 98.2%
	MUNICIPAL BONDS – 98.2%
	Education and Civic Organizations – 16.0%
$ 210	Albany Industrial Development Agency, New York, Revenue Bonds, Brighter Choice Charter Schools, Series 2007A, 5.000%, 4/01/20	4/17 at 100.00	B	$ 208,347
	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Brunswick School, Series 2012C:
1,000	5.000%, 7/01/31	7/22 at 100.00	A+	1,103,220
500	5.000%, 7/01/32	7/22 at 100.00	A+	549,715
	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Chase Collegiate School, Series 2007A:
960	5.000%, 7/01/27 – RAAI Insured	7/17 at 100.00	AA	979,123
400	5.000%, 7/01/32 – RAAI Insured	7/17 at 100.00	AA	407,852
	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Connecticut College, Refunding Series 2016L-1:
375	4.000%, 7/01/39	7/26 at 100.00	A2	367,601
2,425	4.000%, 7/01/46	7/26 at 100.00	A2	2,367,309
1,185	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Connecticut College, Series 2011H, 5.000%, 7/01/41	7/21 at 100.00	A2	1,287,088
3,075	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Connecticut State University System, Series 2016P-1, 5.000%, 11/01/29	11/26 at 100.00	AA-	3,524,319
	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Fairfield University, Series 2010-O:
3,205	5.000%, 7/01/35	7/20 at 100.00	A-	3,473,002
1,000	5.000%, 7/01/40	7/20 at 100.00	A-	1,083,620
3,500	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Fairfield University, Series 2016Q-1, 5.000%, 7/01/46	7/26 at 100.00	A-	3,820,005
1,050	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Norwich Free Academy, Series 2013B, 4.000%, 7/01/34	7/23 at 100.00	A1	1,063,325
5,095	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Quinnipiac University, Refunding Series 2015L, 5.000%, 7/01/45	7/25 at 100.00	A-	5,512,026
90	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Quinnipiac University, Series 2007K-2, 5.000%, 7/01/31 – NPFG Insured	7/18 at 100.00	AA-	94,100
NUVEEN      1

Nuveen Connecticut Municipal Bond Fund (continued)
Portfolio of Investments	November 30, 2016 (Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Education and Civic Organizations (continued)
	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Quinnipiac University, Series 2016M:
$ 240	5.000%, 7/01/34	7/26 at 100.00	A-	$ 263,354
1,500	5.000%, 7/01/36	7/26 at 100.00	A-	1,638,390
	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Sacred Heart University, Series 2011G:
1,000	5.125%, 7/01/26	7/21 at 100.00	BBB+	1,086,710
2,500	5.625%, 7/01/41	7/21 at 100.00	BBB+	2,714,375
	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Sacred Heart University, Series 2012H:
1,255	5.000%, 7/01/26 – AGM Insured	7/22 at 100.00	AA	1,383,198
1,750	5.000%, 7/01/27 – AGM Insured	7/22 at 100.00	AA	1,922,620
1,400	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Trinity College, Refunding Series 2010M, 4.250%, 7/01/28	7/20 at 100.00	A+	1,448,678
2,010	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Trinity College, Series 2007J, 4.500%, 7/01/37 – NPFG Insured	7/17 at 100.00	AA-	2,041,236
950	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Westminster School, Series 2014H, 3.250%, 7/01/32	7/24 at 100.00	A	911,677
3,000	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Yale University, Series 2007Z-3, 5.050%, 7/01/42	7/17 at 100.00	AAA	3,062,130
1,160	Connecticut Higher Education Supplemental Loan Authority, Revenue Bonds, CHELSA Loan Program, Series 2010A, 4.000%, 11/15/30	11/20 at 100.00	Aa3	1,167,586
630	University of Connecticut, Student Fee Revenue Bonds, Refunding Series 2010A, 5.000%, 11/15/27	11/19 at 100.00	Aa2	687,324
41,465	Total Education and Civic Organizations			44,167,930
	Health Care – 20.7%
4,600	Connecticut Health and Educational Facilities Authority Revenue Bonds, Hartford HealthCare, Series 2015F, 5.000%, 7/01/45	7/25 at 100.00	A	4,969,518
2,920	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Ascension Health Series 2010A, 5.000%, 11/15/40	11/19 at 100.00	AA+	3,116,545
	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Bristol Hospital, Series 2002B:
560	5.500%, 7/01/21 – RAAI Insured	1/17 at 100.00	AA	561,400
4,025	5.500%, 7/01/32 – RAAI Insured	1/17 at 100.00	AA	4,030,595
6,975	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Hartford HealthCare, Series 2011A, 5.000%, 7/01/41	7/21 at 100.00	A	7,372,156
500	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Hartford HealthCare, Series 2014E, 5.000%, 7/01/42	No Opt. Call	A	538,525
	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Hospital For Special Care, Series 2007C:
305	5.250%, 7/01/22 – AGC Insured	7/17 at 100.00	AA	310,725
640	5.250%, 7/01/32 – AGC Insured	7/17 at 100.00	AA	650,202
1,555	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Lawrence and Memorial Hospitals, Series 2011F, 5.000%, 7/01/36	7/21 at 100.00	A-	1,650,959
2      NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Health Care (continued)
	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Middlesex Hospital, Series 2011N:
$ 495	5.000%, 7/01/25	7/21 at 100.00	A3	$ 538,332
500	5.000%, 7/01/27	7/21 at 100.00	A3	540,645
1,745	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Middlesex Hospital, Series 2015O, 5.000%, 7/01/36	7/25 at 100.00	A3	1,893,133
4,020	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Stamford Hospital, Series 2010-I, 5.000%, 7/01/30	7/20 at 10.00	A	4,323,952
4,000	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Stamford Hospital, Series 2012J, 5.000%, 7/01/42	7/22 at 100.00	A	4,206,520
3,765	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Stamford Hospital, Series 2016K, 4.000%, 7/01/46	7/26 at 100.00	A	3,540,794
	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Trinity Health Credit Group, Series 2016CT:
2,350	5.000%, 12/01/41	6/26 at 100.00	AA	2,543,922
1,195	5.000%, 12/01/45	6/26 at 100.00	AA	1,289,680
4,160	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Western Connecticut Health, Series 2011M, 5.375%, 7/01/41	7/21 at 100.00	A	4,482,234
2,000	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Western Connecticut Health, Series 2011N, 5.000%, 7/01/29	7/21 at 100.00	A	2,156,360
	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Yale-New Haven Health Issue, Series 2014E:
2,400	5.000%, 7/01/32	7/24 at 100.00	AA-	2,690,592
2,520	5.000%, 7/01/33	7/24 at 100.00	AA-	2,814,311
830	5.000%, 7/01/34	7/24 at 100.00	AA-	923,400
1,670	Orange County Health Facilities Authority, Florida, Hospital Revenue Bonds, Orlando Health, Inc., Series 2009, 5.125%, 10/01/26	10/19 at 100.00	A	1,787,818
53,730	Total Health Care			56,932,318
	Long-Term Care – 1.7%
1,100	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Duncaster, Inc., Series 2014A, 5.000%, 8/01/44	8/24 at 100.00	BBB-	1,070,982
570	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Healthcare Facility Expansion Church Home of Hartford Inc. Project, Series 2016A, 5.000%, 9/01/46	9/26 at 100.00	BB	530,807
2,755	Connecticut Housing Finance Authority, State Supported Special Obligation Bonds, Refunding Series 2010-16, 5.000%, 6/15/30	6/20 at 100.00	AA-	3,001,407
4,425	Total Long-Term Care			4,603,196
	Tax Obligation/General – 17.6%
	Bridgeport, Connecticut, General Obligation Bonds, Series 2014A:
600	5.000%, 7/01/32 – AGM Insured	7/24 at 100.00	AA	655,728
1,000	5.000%, 7/01/33 – AGM Insured	7/24 at 100.00	AA	1,088,720
1,065	5.000%, 7/01/34 – AGM Insured	7/24 at 100.00	AA	1,154,354
2,700	Bridgeport, Connecticut, General Obligation Bonds, Series 2016D, 5.000%, 8/15/41 – AGM Insured	8/26 at 100.00	AA	2,915,298
2,000	Connecticut State, General Obligation Bonds, Refunding Series 2012E, 5.000%, 9/15/32	9/22 at 100.00	AA-	2,215,600
NUVEEN      3

Nuveen Connecticut Municipal Bond Fund (continued)
Portfolio of Investments	November 30, 2016 (Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/General (continued)
$ 2,260	Connecticut State, General Obligation Bonds, Refunding Series 2016B, 5.000%, 5/15/27	5/26 at 100.00	AA-	$ 2,588,039
	Connecticut State, General Obligation Bonds, Series 2008C:
1,000	5.000%, 11/01/26	11/18 at 100.00	AA-	1,066,690
1,015	5.000%, 11/01/27	11/18 at 100.00	AA-	1,082,487
1,015	5.000%, 11/01/28	11/18 at 100.00	AA-	1,082,284
1,000	Connecticut State, General Obligation Bonds, Series 2011D, 5.000%, 11/01/31	11/21 at 100.00	AA-	1,105,100
2,400	Connecticut State, General Obligation Bonds, Series 2014A, 5.000%, 3/01/31	3/24 at 100.00	AA-	2,635,152
3,000	Connecticut State, General Obligation Bonds, Series 2014F, 5.000%, 11/15/34	11/24 at 100.00	AA-	3,290,520
2,370	Connecticut State, General Obligation Bonds, Series 2015F, 5.000%, 11/15/34	11/25 at 100.00	AA-	2,620,201
100	Greenwich, Connecticut, General Obligation Bonds, Refunding Series 2016, 4.000%, 7/15/33	7/24 at 100.00	Aaa	104,957
	Hamden, Connecticut, General Obligation Bonds, Series 2016:
225	5.000%, 8/15/32 – BAM Insured	8/24 at 100.00	AA	245,552
500	5.000%, 8/15/33 – BAM Insured	8/24 at 100.00	AA	543,570
500	4.000%, 8/15/36 – BAM Insured	8/24 at 100.00	AA	489,945
1,550	New Haven, Connecticut, General Obligation Bonds, Refunding Series 2016A, 5.000%, 8/15/35 – AGM Insured	8/26 at 100.00	AA	1,683,997
	New Haven, Connecticut, General Obligation Bonds, Series 2014A:
810	5.000%, 8/01/30 – AGM Insured	8/24 at 100.00	AA	890,498
700	5.000%, 8/01/31 – AGM Insured	8/24 at 100.00	AA	767,102
850	5.000%, 8/01/32 – AGM Insured	8/24 at 100.00	AA	928,498
850	5.000%, 8/01/34 – AGM Insured	8/24 at 100.00	AA	921,383
	New Haven, Connecticut, General Obligation Bonds, Series 2015:
795	5.000%, 9/01/32 – AGM Insured	9/25 at 100.00	AA	866,041
1,620	5.000%, 9/01/33 – AGM Insured	9/25 at 100.00	AA	1,759,741
500	5.000%, 9/01/35 – AGM Insured	9/25 at 100.00	AA	539,655
485	North Haven, Connecticut, General Obligation Bonds, Series 2006, 5.000%, 7/15/24	No Opt. Call	Aa1	568,750
600	Stratford, Connecticut, General Obligation Bonds, Series 2014, 5.000%, 12/15/34	12/22 at 100.00	AA	671,478
	Waterbury, Connecticut, General Obligation Bonds, Lot A Series 2015:
555	5.000%, 8/01/30 – BAM Insured	8/25 at 100.00	AA	618,081
485	5.000%, 8/01/31 – BAM Insured	8/25 at 100.00	AA	538,209
765	5.000%, 8/01/32 – BAM Insured	8/25 at 100.00	AA	844,713
555	5.000%, 8/01/33 – BAM Insured	8/25 at 100.00	AA	610,661
555	5.000%, 8/01/34 – BAM Insured	8/25 at 100.00	AA	607,203
3,000	Waterbury, Connecticut, General Obligation Bonds, Series 2012A, 5.000%, 8/01/30	8/22 at 100.00	AA-	3,315,510
2,000	West Haven, Connecticut, General Obligation Bonds, Series 2012, 5.000%, 8/01/24 – AGM Insured	8/22 at 100.00	AA	2,211,420
4      NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/General (continued)
	Williamson & Johnson Counties Community Unit School District 2, Marion, Illinois, General Obligation Bonds, Series 2011:
$ 1,280	7.000%, 12/01/24 – AGM Insured	12/20 at 100.00	AA	$ 1,478,899
1,415	7.000%, 12/01/25 – AGM Insured	12/20 at 100.00	AA	1,634,877
1,725	7.000%, 12/01/27 – AGM Insured	12/20 at 100.00	AA	1,986,010
43,845	Total Tax Obligation/General			48,326,923
	Tax Obligation/Limited – 9.5%
2,500	Connecticut State, Special Tax Obligation Bonds, Transportation Infrastructure Purposes Series 2013A, 5.000%, 10/01/33	10/23 at 100.00	AA	2,805,225
1,390	Connecticut State, Special Tax Obligation Bonds, Transportation Infrastructure Purposes Series 2015A, 5.000%, 8/01/33	8/25 at 100.00	AA	1,559,038
	Connecticut State, Special Tax Obligation Bonds, Transportation Infrastructure Purposes Series 2016A:
925	5.000%, 9/01/33	9/26 at 100.00	AA	1,035,510
5,075	5.000%, 9/01/34	9/26 at 100.00	AA	5,650,302
	Connecticut State, Special Tax Obligation Bonds, Transportation Infrastructure Purposes, Series 2014A:
1,165	5.000%, 9/01/33	9/24 at 100.00	AA	1,308,761
1,625	5.000%, 9/01/34	9/24 at 100.00	AA	1,819,610
	Government of Guam, Business Privilege Tax Bonds, Series 2011A:
2,400	5.250%, 1/01/36	1/22 at 100.00	A	2,524,344
600	5.125%, 1/01/42	1/22 at 100.00	A	626,274
	University of Connecticut, General Obligation Bonds, Series 2009A:
1,000	5.000%, 2/15/27	2/19 at 100.00	AA-	1,068,870
1,000	5.000%, 2/15/28	2/19 at 100.00	AA-	1,068,870
2,500	University of Connecticut, General Obligation Bonds, Series 2013A, 5.000%, 8/15/32	8/23 at 100.00	AA-	2,792,000
740	University of Connecticut, General Obligation Bonds, Series 2014A, 5.000%, 2/15/31	2/24 at 100.00	AA-	825,107
1,590	University of Connecticut, General Obligation Bonds, Series 2015A, 5.000%, 2/15/34	No Opt. Call	AA-	1,756,409
1,145	University of Connecticut, General Obligation Bonds, Series 2016A, 5.000%, 3/15/32	3/26 at 100.00	AA-	1,289,854
23,655	Total Tax Obligation/Limited			26,130,174
	U.S. Guaranteed – 11.6% (4)
1,135	Connecticut Health and Educational Facilities Authority, Child Care Facilities Program Revenue Bonds, Series 2008G, 6.000%, 7/01/28 (Pre-refunded 7/01/18) – AGC Insured	7/18 at 100.00	AA (4)	1,221,816
	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Hospital For Special Care, Series 2007C:
195	5.250%, 7/01/22 (Pre-refunded 7/01/17) – AGC Insured	7/17 at 100.00	AA (4)	199,992
415	5.250%, 7/01/32 (Pre-refunded 7/01/17) – AGC Insured	7/17 at 100.00	AA (4)	425,624
375	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Lutheran General Healthcare System - Parkside Lodges Projects, Series 1989, 7.375%, 7/01/19 (ETM)	2/17 at 100.00	Aaa	407,910
3,910	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Quinnipiac University, Series 2007K-2, 5.000%, 7/01/31 (Pre-refunded 7/01/18) – NPFG Insured	7/18 at 100.00	AA- (4)	4,147,181
NUVEEN      5

Nuveen Connecticut Municipal Bond Fund (continued)
Portfolio of Investments	November 30, 2016 (Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	U.S. Guaranteed (4) (continued)
	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Renbrook School, Series 2007A:
$ 395	5.000%, 7/01/30 (Pre-refunded 7/01/17) – AMBAC Insured	7/17 at 100.00	N/R (4)	$ 404,397
965	5.000%, 7/01/37 (Pre-refunded 7/01/17) – AMBAC Insured	7/17 at 100.00	N/R (4)	987,957
3,500	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Wesleyan University, Series 2010G, 5.000%, 7/01/39 (Pre-refunded 7/01/20)	7/20 at 100.00	AA (4)	3,913,070
	Connecticut Health and Educational Facilities Authority, Revenue Bonds, William W. Backus Hospital, Series 2005F:
2,000	5.000%, 7/01/28 (Pre-refunded 7/01/18) – AGM Insured	7/18 at 100.00	AA (4)	2,121,640
60	5.125%, 7/01/35 (Pre-refunded 7/01/18) – AGM Insured	7/18 at 100.00	AA (4)	63,767
1,305	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Yale-New Haven Hospital, Series 2010M, 5.500%, 7/01/40 (Pre-refunded 7/01/20)	7/20 at 100.00	Aa3 (4)	1,481,671
5,000	Connecticut State, Special Tax Obligation Bonds, Transportation Infrastructure Purpose Series 2008A, 5.000%, 11/01/28 (Pre-refunded 11/01/18)	11/18 at 100.00	AA (4)	5,362,000
5,000	Connecticut State, Special Tax Obligation Bonds, Transportation Infrastructure Series 2007A, 5.000%, 8/01/26 (Pre-refunded 8/01/17) – AMBAC Insured	8/17 at 100.00	AA (4)	5,139,550
2,200	Guam Government, Limited Obligation Section 30 Revenue Bonds, Series 2009A, 5.750%, 12/01/34 (Pre-refunded 12/01/19)	12/19 at 100.00	BBB+ (4)	2,476,738
1,395	Puerto Rico, Highway Revenue Bonds, Highway and Transportation Authority, Series 2003AA, 5.500%, 7/01/19 – NPFG Insured (ETM)	No Opt. Call	A3 (4)	1,540,122
1,720	Stamford, Connecticut, Special Obligation Revenue Bonds, Mill River Corridor Project, Series 2011aA, 7.000%, 4/01/41 (Pre-refunded 4/01/21)	4/21 at 100.00	N/R (4)	2,073,460
29,570	Total U.S. Guaranteed			31,966,895
	Utilities – 8.2%
5,625	Connecticut Development Authority, Water Facility Revenue Bonds, Aquarion Water Company Project, Series 2007, 5.100%, 9/01/37 – SYNCORA GTY Insured (Alternative Minimum Tax)	9/17 at 100.00	N/R	5,670,731
415	Connecticut Municipal Electric Energy Cooperative, Power Supply System Revenue Bonds, Series 2013A, 5.000%, 1/01/38	1/23 at 100.00	Aa3	451,217
	Connecticut Municipal Electric Energy Cooperative, Transmission Services Revenue Bonds, Series 2012A:
955	5.000%, 1/01/24	1/22 at 100.00	Aa3	1,073,200
880	5.000%, 1/01/25	1/22 at 100.00	Aa3	982,212
3,170	Connecticut Transmission Municipal Electric Energy Cooperative, Transmission System Revenue Bonds, Series 2012A, 5.000%, 1/01/42	1/22 at 100.00	Aa3	3,445,093
5,575	Eastern Connecticut Resource Recovery Authority, Solid Waste Revenue Bonds, Wheelabrator Lisbon Project, Series 1993A, 5.500%, 1/01/20 (Alternative Minimum Tax)	1/17 at 100.00	A-	5,603,321
1,000	Guam Power Authority, Revenue Bonds, Series 2014A, 5.000%, 10/01/39	10/24 at 100.00	AA	1,084,140
4,000	Puerto Rico Electric Power Authority, Power Revenue Refunding Bonds, Series 2002, 5.000%, 7/01/20 – NPFG Insured	No Opt. Call	AA-	4,296,040
21,620	Total Utilities			22,605,954
	Water and Sewer – 12.9%
5,000	Connecticut, State Revolving Fund General Revenue Bonds, Series 2013A, 5.000%, 3/01/25	3/23 at 100.00	AAA	5,703,250
6      NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Water and Sewer (continued)
	Greater New Haven Water Pollution Control Authority, Connecticut, Regional Wastewater System Revenue Bonds, Refunding Series 2014B:
$ 500	5.000%, 8/15/30	8/24 at 100.00	AA	$ 563,575
1,000	5.000%, 8/15/32	8/24 at 100.00	AA	1,114,820
60	Greater New Haven Water Pollution Control Authority, Connecticut, Regional Wastewater System Revenue Bonds, Series 2005A, 5.000%, 8/15/35 – NPFG Insured	11/17 at 100.00	AA	60,175
2,350	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Series 2010, 5.625%, 7/01/40	7/20 at 100.00	A-	2,483,551
1,040	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Series 2016, 5.000%, 1/01/46	7/26 at 100.00	A-	1,117,813
6,085	Hartford County Metropolitan District, Connecticut, Clean Water Project Revenue Bonds, Refunding Green Bond Series 2014A, 5.000%, 11/01/42	11/24 at 100.00	AA	6,751,368
2,500	Hartford County Metropolitan District, Connecticut, Clean Water Project Revenue Bonds, Series 2013A, 5.000%, 4/01/39	4/22 at 100.00	AA	2,751,225
1,000	New York City Municipal Water Finance Authority, New York, Water and Sewer System Revenue Bonds, Second Generation Resolution, Fiscal 2011 Series EE, 5.375%, 6/15/43	12/20 at 100.00	AA+	1,123,570
	South Central Connecticut Regional Water Authority Water System Revenue Bonds, Thirtieth Series 2014A:
1,010	5.000%, 8/01/39	8/24 at 100.00	AA-	1,105,395
1,055	5.000%, 8/01/44	8/24 at 100.00	AA-	1,150,952
	South Central Connecticut Regional Water Authority, Water System Revenue Bonds, Refunding Thirty-Second Series 2016B:
1,245	4.000%, 8/01/36	8/26 at 100.00	AA-	1,262,928
500	5.000%, 8/01/37	8/26 at 100.00	AA-	558,440
790	5.000%, 8/01/38	8/26 at 100.00	AA-	881,656
5,130	South Central Connecticut Regional Water Authority, Water System Revenue Bonds, Twentieth-Sixth Series, 2011, 5.000%, 8/01/41	8/21 at 100.00	AA-	5,664,751
500	South Central Connecticut Regional Water Authority, Water System Revenue Bonds, Twenty-Eighth Series 2013A, 5.000%, 8/01/38	8/22 at 100.00	AA-	558,485
2,000	South Central Connecticut Regional Water Authority, Water System Revenue Bonds, Twenty-Seventh Series 2012, 5.000%, 8/01/30 – FGIC Insured	8/22 at 100.00	AA- (4)	2,233,940
500	Stamford, Connecticut, Water Pollution Control System and Facility Revenue Bonds, Series 2013A, 5.250%, 8/15/43	8/23 at 100.00	AA+	559,495
32,265	Total Water and Sewer			35,645,389
$ 250,575	Total Long-Term Investments (cost $264,504,381)			270,378,779
	Other Assets Less Liabilities – 1.8%			5,045,483
	Net Assets – 100%			$ 275,424,262
Fair Value Measurements
Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from
NUVEEN      7

Nuveen Connecticut Municipal Bond Fund (continued)
Portfolio of Investments	November 30, 2016 (Unaudited)
sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$270,378,779	$ —	$270,378,779
Income Tax Information
The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.
As of November 30, 2016, the cost of investments was $263,774,555.
Gross unrealized appreciation and gross unrealized depreciation of investments as of November 30, 2016, were as follows:
Gross unrealized:
Appreciation	$10,804,122
Depreciation	(4,199,898)
Net unrealized appreciation (depreciation) of investments	$ 6,604,224

(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.
(ETM)	Escrowed to maturity.
8      NUVEEN

Nuveen Massachusetts Municipal Bond Fund
Portfolio of Investments	November 30, 2016 (Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 95.9%
	MUNICIPAL BONDS – 95.9%
	Education and Civic Organizations – 25.3%
$ 1,270	Massachusetts Development Finance Agency, Revenue Bonds, Bentley University, Series 2010, 5.000%, 7/01/28	7/20 at 100.00	A3	$ 1,371,435
1,500	Massachusetts Development Finance Agency, Revenue Bonds, Berklee College of Music, Series 2016, 5.000%, 10/01/39	No Opt. Call	A	1,647,795
3,000	Massachusetts Development Finance Agency, Revenue Bonds, Boston College Issue, Series 2013S, 5.000%, 7/01/32	7/23 at 100.00	AA-	3,367,530
1,500	Massachusetts Development Finance Agency, Revenue Bonds, Boston College, Series 2010R-1, 5.000%, 7/01/40	7/20 at 100.00	AA-	1,632,945
5,000	Massachusetts Development Finance Agency, Revenue Bonds, Boston University, Series 2013X, 5.000%, 10/01/48	10/23 at 100.00	A+	5,479,050
2,230	Massachusetts Development Finance Agency, Revenue Bonds, Boston University, Series 2016BB-1, 5.000%, 10/01/46	10/26 at 100.00	A+	2,432,506
3,000	Massachusetts Development Finance Agency, Revenue Bonds, Brandeis University, Series 2008N, 5.000%, 10/01/39	10/18 at 100.00	A1	3,162,480
1,000	Massachusetts Development Finance Agency, Revenue Bonds, Emerson College, Series 2010A, 5.000%, 1/01/40	1/20 at 100.00	BBB+	1,042,600
3,000	Massachusetts Development Finance Agency, Revenue Bonds, Emerson College, Series 2015, 5.000%, 1/01/35	1/25 at 100.00	BBB+	3,104,730
	Massachusetts Development Finance Agency, Revenue Bonds, Emerson College, Series 2016A:
1,510	5.250%, 1/01/42 (WI/DD, Settling 12/06/16)	1/27 at 100.00	BBB+	1,593,322
1,500	5.000%, 1/01/47 (WI/DD, Settling 12/06/16)	1/27 at 100.00	BBB+	1,538,145
2,865	Massachusetts Development Finance Agency, Revenue Bonds, Lesley University, Series 2016, 5.000%, 7/01/39	7/26 at 100.00	A-	3,119,727
	Massachusetts Development Finance Agency, Revenue Bonds, MCPHS University Issue, Series 2015H:
550	3.500%, 7/01/35	7/25 at 100.00	AA	525,388
235	5.000%, 7/01/37	7/25 at 100.00	AA	258,197
	Massachusetts Development Finance Agency, Revenue Bonds, Northeastern University, Series 2014A:
1,125	5.000%, 3/01/39	3/24 at 100.00	A2	1,218,712
1,850	5.000%, 3/01/44	3/24 at 100.00	A2	1,998,000
1,550	Massachusetts Development Finance Agency, Revenue Bonds, Phillips Academy , Series 2014A, 5.000%, 9/01/43	9/23 at 100.00	AAA	1,740,169
1,000	Massachusetts Development Finance Agency, Revenue Bonds, Simmons College, Series 2013J, 5.250%, 10/01/39	No Opt. Call	BBB+	1,084,640
2,495	Massachusetts Development Finance Agency, Revenue Bonds, Sterling and Francine Clark Art Institute, Series 2015, 5.000%, 7/01/33	7/25 at 100.00	AA	2,815,782
NUVEEN      9

Nuveen Massachusetts Municipal Bond Fund (continued)
Portfolio of Investments	November 30, 2016 (Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Education and Civic Organizations (continued)
$ 2,000	Massachusetts Development Finance Agency, Revenue Bonds, Sterling and Francine Clark Art Institute, Series 2016, 4.000%, 7/01/41	1/27 at 100.00	AA	$ 1,990,640
3,500	Massachusetts Development Finance Agency, Revenue Bonds, The Broad Institute, Series 2011A, 5.250%, 4/01/37	4/21 at 100.00	AA-	3,885,490
875	Massachusetts Development Finance Agency, Revenue Bonds, Tufts University, Series 2015Q, 5.000%, 8/15/38	8/25 at 100.00	Aa2	978,320
215	Massachusetts Development Finance Agency, Revenue Bonds, Worcester Polytechnic Institute, Series 2007, 5.000%, 9/01/37 – NPFG Insured	9/17 at 100.00	AA-	220,345
2,400	Massachusetts Development Finance Agency, Revenue Bonds, Worcester Polytechnic Institute, Series 2012, 5.000%, 9/01/50	9/22 at 100.00	A1	2,591,184
545	Massachusetts Development Finance Agency, Revenue Bonds, Worcester Polytechnic Institute, Series 2016, 5.000%, 9/01/37	9/26 at 100.00	A1	600,187
2,100	Massachusetts Development Finance Authority, Revenue Bonds, WGBH Educational Foundation, Series 2002A, 5.750%, 1/01/42 – AMBAC Insured	No Opt. Call	A+	2,667,231
	Massachusetts Development Finance Authority, Revenue Bonds, WGBH Educational Foundation, Series 2016:
2,360	4.000%, 1/01/38	7/26 at 100.00	A+	2,373,027
1,820	5.000%, 1/01/40	7/26 at 100.00	A+	1,994,047
	Massachusetts Educational Financing Authority, Education Loan Revenue Bonds Issue K Series 2013:
2,500	5.000%, 7/01/20 (Alternative Minimum Tax)	No Opt. Call	AA	2,695,225
1,915	5.250%, 7/01/29 (Alternative Minimum Tax)	7/22 at 100.00	AA	2,071,513
930	Massachusetts Educational Financing Authority, Education Loan Revenue Bonds, Series 2008H, 6.350%, 1/01/30 – AGC Insured (Alternative Minimum Tax)	1/18 at 100.00	AA	971,655
1,040	Massachusetts Educational Financing Authority, Education Loan Revenue Bonds, Series 2009I, 6.000%, 1/01/28	1/20 at 100.00	AA	1,091,272
950	Massachusetts Educational Financing Authority, Educational Loan Revenue, Series 2011J, 5.625%, 7/01/33 (Alternative Minimum Tax)	7/21 at 100.00	AA	1,006,715
1,000	Massachusetts Educational Financing Authority, Student Loan Revenue Bonds, Issue I Series 2014, 5.000%, 1/01/27 (Alternative Minimum Tax)	1/25 at 100.00	AA	1,098,170
1,500	Massachusetts Health and Educational Facilities Authority, Revenue Refunding Bonds, Suffolk University Issue, Series 2009A, 5.750%, 7/01/39	7/19 at 100.00	BBB	1,612,335
2,500	University of Massachusetts Building Authority, Project Revenue Bonds, Senior Series 2015-1, 5.000%, 11/01/40	11/25 at 100.00	Aa2	2,789,175
7,500	University of Massachusetts Building Authority, Senior Lien Project Revenue Bonds, Series 2013-1, 5.000%, 11/01/39	11/22 at 100.00	Aa2	8,390,325
71,830	Total Education and Civic Organizations			78,160,009
	Health Care – 18.3%
5,000	Massachusetts Development Finance Agency Revenue Bonds, Children's Hospital Issue, Series 2014P, 5.000%, 10/01/46	10/24 at 100.00	AA	5,586,150
1,660	Massachusetts Development Finance Agency Revenue Bonds, South Shore Hospital, Series 2016I, 5.000%, 7/01/41	7/26 at 100.00	A-	1,798,610
2,340	Massachusetts Development Finance Agency, Hospital Revenue Bonds, Cape Cod Healthcare Obligated Group, Series 2013, 5.250%, 11/15/41	11/23 at 100.00	A	2,568,197
10      NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Health Care (continued)
$ 3,200	Massachusetts Development Finance Agency, Revenue Bonds, Baystate Medical Center Issue, Series 2014N, 5.000%, 7/01/44	7/24 at 100.00	A+	$ 3,442,176
	Massachusetts Development Finance Agency, Revenue Bonds, Berkshire Health Systems, Series 2012G:
3,005	5.000%, 10/01/28	10/21 at 100.00	A	3,256,308
500	5.000%, 10/01/30	10/21 at 100.00	A	537,455
	Massachusetts Development Finance Agency, Revenue Bonds, Boston Medical Center Issue, Series 2016E:
360	5.000%, 7/01/36	7/26 at 100.00	BBB	378,745
1,150	5.000%, 7/01/37	7/26 at 100.00	BBB	1,207,120
540	4.000%, 7/01/38	7/26 at 100.00	BBB	502,238
	Massachusetts Development Finance Agency, Revenue Bonds, CareGroup Issue, Series 2015H-1:
900	5.000%, 7/01/30	7/25 at 100.00	A-	1,009,269
1,000	5.000%, 7/01/32	7/25 at 100.00	A-	1,111,950
500	5.000%, 7/01/33	7/25 at 100.00	A-	554,020
1,935	Massachusetts Development Finance Agency, Revenue Bonds, CareGroup Issue, Series 2016-I, 5.000%, 7/01/38	7/26 at 100.00	A-	2,128,190
	Massachusetts Development Finance Agency, Revenue Bonds, Dana-Farber Cancer Institute Issue, Series 2016N:
3,900	5.000%, 12/01/41	12/26 at 100.00	A1	4,249,128
2,200	5.000%, 12/01/46	12/26 at 100.00	A1	2,379,894
	Massachusetts Development Finance Agency, Revenue Bonds, Lahey Health System Obligated Group Issue, Series 2015F:
1,300	5.000%, 8/15/35	8/25 at 100.00	A+	1,429,844
5,325	5.000%, 8/15/45	8/25 at 100.00	A+	5,757,763
1,320	Massachusetts Development Finance Agency, Revenue Bonds, Milford Regional Medical Center Issue, Series 2014F, 5.750%, 7/15/43	7/23 at 100.00	BBB-	1,441,176
	Massachusetts Development Finance Agency, Revenue Bonds, Partners HealthCare System Issue, Series 2016Q:
1,250	4.000%, 7/01/41	7/26 at 100.00	AA	1,256,900
2,250	5.000%, 7/01/41	7/26 at 100.00	AA	2,488,005
1,000	Massachusetts Development Finance Agency, Revenue Bonds, Southcoast Health System Obligated Group Issue, Series 2013F, 5.000%, 7/01/37	7/23 at 100.00	A3	1,077,760
3,800	Massachusetts Development Finance Agency, Revenue Bonds, The Lowell General Hospital, Series 2013G, 5.000%, 7/01/44	7/23 at 100.00	BBB+	3,962,108
555	Massachusetts Development Finance Agency, Revenue Bonds, UMass Memorial Healthcare, Refunding Series 2016I, 5.000%, 7/01/36	7/26 at 100.00	A-	592,884
2,065	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Baystate Medical Center, Series 2009I, 5.750%, 7/01/36	7/19 at 100.00	A+	2,234,165
1,000	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Cape Cod Healthcare Obligated Group, Series 2004D, 5.125%, 11/15/35 – AGC Insured	11/19 at 100.00	AA	1,083,620
1,420	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Harvard Pilgrim Healthcare, Series 1998A, 4.750%, 7/01/22 – AGM Insured	1/17 at 100.00	AA	1,422,968
NUVEEN      11

Nuveen Massachusetts Municipal Bond Fund (continued)
Portfolio of Investments	November 30, 2016 (Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Health Care (continued)
	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Milford Regional Medical Center, Series 2007E:
$ 2,040	5.000%, 7/15/32	7/17 at 100.00	BBB-	$ 2,066,908
1,000	5.000%, 7/15/37	7/17 at 100.00	BBB-	1,012,690
52,515	Total Health Care			56,536,241
	Housing/Multifamily – 1.5%
1,535	Boston Housing Authority, Massachusetts, Capital Program Revenue Bonds, Series 2008, 5.000%, 4/01/20 – AGM Insured	4/18 at 100.00	AA	1,606,193
3,030	Massachusetts Development Finance Authority, Multifamily Housing Revenue Bonds, Emerson Manor Project, Series 2007, 4.800%, 7/20/48	7/17 at 100.00	BB-	3,042,726
4,565	Total Housing/Multifamily			4,648,919
	Long-Term Care – 2.4%
560	Massachusetts Development Finance Agency, Revenue Bonds, Berkshire Retirement Community Lennox, Series 2015, 5.000%, 7/01/31	No Opt. Call	A-	612,254
240	Massachusetts Development Finance Agency, Revenue Bonds, Carleton-Willard Village, Series 2010, 5.625%, 12/01/30	12/19 at 100.00	A-	259,757
	Massachusetts Development Finance Agency, Revenue Bonds, Loomis Communities, Series 2013A:
240	5.250%, 1/01/26	1/23 at 100.00	BBB-	260,916
790	5.750%, 1/01/28	1/23 at 100.00	BBB-	855,127
1,000	Massachusetts Development Finance Agency, Revenue Bonds, North Hill Communities Issue, Series 2013A, 6.250%, 11/15/28	11/23 at 100.00	N/R	1,057,340
4,220	Massachusetts Development Finance Agency, Revenue Bonds, Orchard Cove, Series 2007, 5.250%, 10/01/26	4/17 at 101.00	N/R	4,251,270
7,050	Total Long-Term Care			7,296,664
	Tax Obligation/General – 7.2%
1,045	Boston, Massachusetts, General Obligation Bonds, Series 2013A, 4.000%, 3/01/25	3/23 at 100.00	AAA	1,145,466
1,750	Hudson, Massachusetts, General Obligation Bonds, Municipal Purpose Loan Series 2011, 5.000%, 2/15/32	2/20 at 100.00	AA	1,899,590
1,005	Massachusetts Bay Transportation Authority, General Obligation Transportation System Bonds, Series 1991A, 7.000%, 3/01/21	No Opt. Call	AA+	1,144,112
2,250	Massachusetts State, General Obligation Bonds, Consolidated Loan Series 2014A, 5.000%, 12/01/16	No Opt. Call	AA+	2,250,270
1,220	Massachusetts State, General Obligation Bonds, Consolidated Loan, Refunding Series 2014C, 5.000%, 8/01/22	No Opt. Call	AA+	1,406,672
5,000	Massachusetts State, General Obligation Bonds, Consolidated Loan, Series 2015C, 5.000%, 7/01/45	7/25 at 100.00	AA+	5,563,700
1,000	North Reading, Massachusetts, General Obligation Bonds, Municipal Purpose Loan Series 2012, 5.000%, 5/15/35 – AMBAC Insured	5/22 at 100.00	Aa2	1,107,430
1,490	Puerto Rico, General Obligation and Public Improvement Bonds, Series 2001A, 5.500%, 7/01/17 – AGM Insured	No Opt. Call	AA	1,520,292
2,000	Quincy, Massachusetts, General Obligation Bonds, State Qualified Municipal Purpose Loan Series 2011, 5.125%, 12/01/33	12/20 at 100.00	Aa2	2,200,320
12      NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/General (continued)
$ 3,685	Springfield, Massachusetts, General Obligation Bonds, Municipal Purpose Loan Series 2007, 5.000%, 8/01/18 – AGM Insured	2/17 at 100.00	AA	$ 3,709,026
120	Worcester, Massachusetts, General Obligation Bonds, Series 2001A, 5.500%, 8/15/18 – FGIC Insured	2/17 at 100.00	AA	120,461
20,565	Total Tax Obligation/General			22,067,339
	Tax Obligation/Limited – 10.5%
1,505	Government of Guam, Business Privilege Tax Bonds, Series 2011A, 5.125%, 1/01/42	1/22 at 100.00	A	1,570,904
805	Government of Guam, Business Privilege Tax Bonds, Series 2012B-1, 5.000%, 1/01/37	1/22 at 100.00	A	835,308
1,010	Martha's Vineyard Land Bank, Massachusetts, Revenue Bonds, Refunding Green Series 2014, 5.000%, 5/01/33 – BAM Insured	11/24 at 100.00	AA	1,117,646
2,545	Massachusetts Bay Transportation Authority, Assessment Bonds, Series 2012A, 5.000%, 7/01/41	7/22 at 100.00	AAA	2,832,636
2,500	Massachusetts Bay Transportation Authority, Sales Tax Revenue Bonds, Senior Lien Series 2015A, 5.000%, 7/01/45	7/25 at 100.00	AA+	2,777,925
	Massachusetts College Building Authority, Project Revenue Bonds, Green Series 2014B:
385	5.000%, 5/01/39	5/24 at 100.00	AA	425,883
1,890	5.000%, 5/01/44	5/24 at 100.00	AA	2,082,875
	Massachusetts College Building Authority, Project Revenue Refunding Bonds, Series 2003B:
2,025	5.375%, 5/01/22 – SYNCORA GTY Insured	No Opt. Call	Aa2	2,363,782
1,125	5.375%, 5/01/23 – SYNCORA GTY Insured	No Opt. Call	Aa2	1,332,326
1,310	Massachusetts College Building Authority, Revenue Bonds, Refunding Series 2011A, 5.000%, 5/01/24	No Opt. Call	AA	1,536,014
1,145	Massachusetts College Building Authority, Revenue Bonds, Refunding Series 2012B, 5.000%, 5/01/37	5/22 at 100.00	AA	1,264,149
1,650	Massachusetts School Building Authority, Dedicated Sales Tax Revenue Bonds, Senior Refunding Series 2015C, 5.000%, 8/15/37	8/25 at 100.00	AA+	1,852,752
3,125	Massachusetts School Building Authority, Dedicated Sales Tax Revenue Bonds, Senior Series 2013A, 5.000%, 5/15/38	5/23 at 100.00	AA+	3,456,562
1,650	Massachusetts School Building Authority, Dedicated Sales Tax Revenue Bonds, Series 2011B, 5.000%, 10/15/41	10/21 at 100.00	AA+	1,837,242
1,130	Massachusetts State, Special Obligation Dedicated Tax Revenue Bonds, Series 2005, 5.000%, 1/01/20 – FGIC Insured	No Opt. Call	AA-	1,238,412
800	Massachusetts, Transportation Fund Revenue Bonds, Accelerated Bridge Program, Series 2012A, 4.000%, 6/01/35	6/21 at 100.00	AAA	822,912
3,000	Massachusetts, Transportation Fund Revenue Bonds, Rail Enhancement Program, Series 2016A, 5.000%, 6/01/41	6/26 at 100.00	AAA	3,410,490
1,650	Puerto Rico Highway and Transportation Authority, Highway Revenue Bonds, Series 2004J, 5.000%, 7/01/18 – NPFG Insured	1/17 at 100.00	AA-	1,653,614
29,250	Total Tax Obligation/Limited			32,411,432
	Transportation – 8.0%
1,840	Massachusetts Department of Transportation, Metropolitan Highway System Revenue Bonds, Refunding Senior Lien Series 2010B, 5.000%, 1/01/32	1/20 at 100.00	A+	1,996,897
NUVEEN      13

Nuveen Massachusetts Municipal Bond Fund (continued)
Portfolio of Investments	November 30, 2016 (Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Transportation (continued)
$ 2,000	Massachusetts Port Authority, Airport System Revenue Bonds, Series 2010A, 5.000%, 7/01/30	7/20 at 100.00	AA	$ 2,202,600
3,000	Massachusetts Port Authority, Passenger Facility Charge Revenue Bonds, Refunding Series 2007D, 5.000%, 7/01/17 – AGM Insured	No Opt. Call	AA	3,072,600
2,750	Massachusetts Port Authority, Revenue Bonds, Series 2012B, 5.000%, 7/01/32	No Opt. Call	AA	3,080,440
1,780	Massachusetts Port Authority, Revenue Bonds, Series 2014A, 5.000%, 7/01/34	7/24 at 100.00	AA	1,989,168
	Massachusetts Port Authority, Revenue Bonds, Series 2015A:
1,425	5.000%, 7/01/40	7/25 at 100.00	AA	1,586,766
2,000	5.000%, 7/01/45	7/25 at 100.00	AA	2,217,640
2,600	Massachusetts Port Authority, Special Facilities Revenue Bonds, BOSFUEL Corporation, Series 2007, 5.000%, 7/01/32 – FGIC Insured (Alternative Minimum Tax)	7/17 at 100.00	AA-	2,640,274
500	Massachusetts Port Authority, Special Facilities Revenue Bonds, ConRac Project, Series 2011A, 5.125%, 7/01/41	7/21 at 100.00	A	536,545
4,055	Massachusetts Port Authority, Special Facilities Revenue Bonds, Delta Air Lines Inc., Series 2001A, 5.000%, 1/01/27 – AMBAC Insured (Alternative Minimum Tax)	1/17 at 100.00	N/R	4,069,598
840	Metropolitan Boston Transit Parking Corporation, Massachusetts, Systemwide Senior Lien Parking Revenue Bonds, Series 2011, 5.000%, 7/01/41	7/21 at 100.00	A+	923,177
395	Virgin Islands Port Authority, Marine Revenue Bonds, Refunding Series 2014B, 5.000%, 9/01/44	9/24 at 100.00	BBB+	425,861
23,185	Total Transportation			24,741,566
	U.S. Guaranteed – 14.0% (4)
1,000	Boston Water and Sewer Commission, Massachusetts, General Revenue Bonds, Refunding Senior Lien Series 2010A, 5.000%, 11/01/30 (Pre-refunded 11/01/19)	11/19 at 100.00	AA+ (4)	1,101,200
445	Massachusetts Bay Transportation Authority, General Obligation Transportation System Bonds, Series 1991A, 7.000%, 3/01/21 (ETM)	3/17 at 100.00	N/R (4)	451,906
	Massachusetts Bay Transportation Authority, Sales Tax Revenue Bonds, Senior Lien Series 2006C:
75	5.000%, 7/01/26 (Pre-refunded 7/01/18)	7/18 at 100.00	AA+ (4)	79,562
1,805	5.000%, 7/01/34 (Pre-refunded 7/01/18)	7/18 at 100.00	AA+ (4)	1,914,491
2,500	Massachusetts College Building Authority, Project Revenue Bonds, Series 2008A, 5.000%, 5/01/33 (Pre-refunded 5/01/18) – AGC Insured	5/18 at 100.00	AA (4)	2,636,325
1,015	Massachusetts Development Finance Agency, Revenue Bonds, Boston University, Series 2008U-4, 5.600%, 10/01/35 (Pre-refunded 10/01/19)	10/19 at 100.00	A1 (4)	1,131,299
750	Massachusetts Development Finance Agency, Revenue Bonds, Boston University, Series 2009V-1, 5.000%, 10/01/29 (Pre-refunded 10/01/19)	10/19 at 100.00	A+ (4)	823,477
6,000	Massachusetts Development Finance Agency, Revenue Bonds, Draper Laboratory, Series 2008, 5.875%, 9/01/30 (Pre-refunded 9/01/18)	9/18 at 100.00	Aa3 (4)	6,481,980
3,000	Massachusetts Development Finance Agency, Revenue Bonds, Harvard University, Series 2010B-1, 5.000%, 10/15/40 (Pre-refunded 10/15/20)	10/20 at 100.00	AAA	3,379,620
1,000	Massachusetts Development Finance Agency, Revenue Bonds, SABIS International Charter School, Series 2009A, 8.000%, 4/15/39 (Pre-refunded 10/15/19)	10/19 at 100.00	N/R (4)	1,182,420
1,000	Massachusetts Development Finance Agency, Revenue Bonds, Sterling and Francine Clark Art Institute, Series 2011A, 5.000%, 7/01/41 (Pre-refunded 7/01/21)	7/21 at 100.00	AA (4)	1,138,820
680	Massachusetts Development Finance Agency, Revenue Bonds, Worcester Polytechnic Institute, Series 2007, 5.000%, 9/01/37 (Pre-refunded 9/01/17) – NPFG Insured	9/17 at 100.00	AA- (4)	701,155
14      NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	U.S. Guaranteed (4) (continued)
$ 500	Massachusetts Development Finance Agency, Solid Waste Disposal Revenue Bonds, Dominion Energy Brayton Point Project, Refunding Series 2009, 5.750%, 12/01/42 (Pre-refunded 5/01/19)	5/19 at 100.00	BBB (4)	$ 551,100
	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Boston Medical Center, Series 2008B:
315	5.250%, 7/01/38 (Pre-refunded 7/01/18)	7/18 at 100.00	N/R (4)	334,621
2,575	5.250%, 7/01/38 (Pre-refunded 7/01/18)	7/18 at 100.00	BBB (4)	2,735,397
1,000	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, CareGroup Inc., Auction Rate Series 2004D, 5.250%, 7/01/24 (Pre-refunded 7/01/18) – NPFG Insured	7/18 at 100.00	AA- (4)	1,064,410
295	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, CareGroup Inc., Series 1998A, 5.000%, 7/01/25 (Pre-refunded 7/01/21) – NPFG Insured	7/21 at 100.00	AA- (4)	327,710
350	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Caregroup Inc., Series B1 Capital Asset Program Converted June 13,2008., 5.375%, 2/01/28 (Pre-refunded 8/01/18) – NPFG Insured	8/18 at 100.00	AA- (4)	374,385
	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Caregroup Inc., Series B2, Capital Asset Program, Converted June 9, 2009:
500	5.000%, 2/01/25 (Pre-refunded 8/01/18) – NPFG Insured	8/18 at 100.00	AA- (4)	531,745
100	5.375%, 2/01/27 (Pre-refunded 8/01/18) – NPFG Insured	8/18 at 100.00	AA- (4)	106,967
800	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Harvard University, Tender Option Bond Trust 2016-XL0017, 12.510%, 12/15/34 (Pre-refunded 12/15/19) (IF) (5)	12/19 at 100.00	AAA	1,052,920
2,000	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Lahey Medical Center, Series 2007D, 5.250%, 8/15/28 (Pre-refunded 8/15/17)	8/17 at 100.00	A+ (4)	2,062,720
1,000	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Lesley University, Series 2009A, 5.000%, 7/01/29 (Pre-refunded 7/01/19) – AGC Insured	7/19 at 100.00	AA (4)	1,090,840
3,000	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Tufts University, Series 2008O, 5.375%, 8/15/38 (Pre-refunded 8/15/18)	8/18 at 100.00	Aa2 (4)	3,206,760
	Massachusetts School Building Authority, Dedicated Sales Tax Revenue Bonds, Series 2007A:
2,955	5.000%, 8/15/19 (Pre-refunded 8/15/17) – AMBAC Insured	8/17 at 100.00	AA+ (4)	3,040,577
1,400	5.000%, 8/15/22 (Pre-refunded 8/15/17) – AMBAC Insured	8/17 at 100.00	AA+ (4)	1,440,544
5	5.000%, 8/15/37 (Pre-refunded 8/15/17) – AMBAC Insured	8/17 at 100.00	AA+ (4)	5,145
995	5.000%, 8/15/37 (Pre-refunded 8/15/17) – AMBAC Insured	8/17 at 100.00	Aa2 (4)	1,023,815
	Massachusetts Water Resources Authority, General Revenue Bonds, Series 2005A:
1,165	5.250%, 8/01/17 – NPFG Insured (ETM)	No Opt. Call	AA- (4)	1,199,134
100	5.000%, 8/01/27 (Pre-refunded 8/01/17)	8/17 at 100.00	Aa1 (4)	102,763
45	5.000%, 8/01/28 (Pre-refunded 8/01/17)	8/17 at 100.00	Aa1 (4)	46,243
130	5.000%, 8/01/29 (Pre-refunded 8/01/17)	8/17 at 100.00	Aa1 (4)	133,592
155	Massachusetts Water Resources Authority, General Revenue Bonds, Series 2005B, 5.000%, 8/01/35 (Pre-refunded 8/01/17) – NPFG Insured	8/17 at 100.00	Aa1 (4)	159,343
1,390	Massachusetts Water Resources Authority, General Revenue Refunding Bonds, Series 2006B, 5.000%, 8/01/22 (Pre-refunded 8/01/18) – AMBAC Insured	8/18 at 100.00	Aa1 (4)	1,478,015
40,045	Total U.S. Guaranteed			43,091,001
NUVEEN      15

Nuveen Massachusetts Municipal Bond Fund (continued)
Portfolio of Investments	November 30, 2016 (Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Utilities – 2.1%
$ 1,435	Guam Power Authority, Revenue Bonds, Series 2010A, 5.000%, 10/01/37 – AGM Insured	10/20 at 100.00	AA	$ 1,559,228
2,060	Massachusetts Development Finance Agency, Resource Recovery Revenue Refunding Bonds, Covanta Energy Project, Series 2012B, 4.875%, 11/01/42	11/17 at 100.00	BB+	2,073,926
2,900	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2004PP, 5.000%, 7/01/22 – NPFG Insured	1/17 at 100.00	AA-	2,904,669
6,395	Total Utilities			6,537,823
	Water and Sewer – 6.6%
1,700	Atlanta, Georgia, Water and Wastewater Revenue Bonds, Refunding Series 2009B, 5.375%, 11/01/39 – AGM Insured	11/19 at 100.00	AA	1,855,142
1,015	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Series 2016, 5.000%, 7/01/36	7/26 at 100.00	A-	1,094,292
2,700	Massachusetts Clean Water Trust, State Revolving Fund Bonds, Green 18 Series 2015, 5.000%, 2/01/45	2/24 at 100.00	AAA	3,023,730
60	Massachusetts Water Pollution Abatement Trust, Pooled Loan Program Bonds, Series 2003-9, 5.000%, 8/01/22	2/17 at 100.00	AAA	60,204
2,180	Massachusetts Water Resources Authority, General Revenue Bonds, Refunding Green Bonds Series 2016C, 5.000%, 8/01/40	8/26 at 100.00	AA+	2,455,726
	Massachusetts Water Resources Authority, General Revenue Bonds, Refunding Series 2016B:
1,250	4.000%, 8/01/40	8/26 at 100.00	AA+	1,266,988
1,045	5.000%, 8/01/40	8/26 at 100.00	AA+	1,177,172
1,000	Massachusetts Water Resources Authority, General Revenue Bonds, Series 2002J, 5.250%, 8/01/19 – AGM Insured	No Opt. Call	AA+	1,098,940
	Massachusetts Water Resources Authority, General Revenue Bonds, Series 2005A:
1,550	5.000%, 8/01/27	8/17 at 100.00	AA+	1,588,766
705	5.000%, 8/01/28	8/17 at 100.00	AA+	722,484
1,950	5.000%, 8/01/29	8/17 at 100.00	AA+	1,998,106
2,345	Massachusetts Water Resources Authority, General Revenue Bonds, Series 2005B, 5.000%, 8/01/35 – NPFG Insured	8/17 at 100.00	AA+	2,399,427
1,500	Springfield Water and Sewer Commission, Massachusetts, General Revenue Bonds, Refunding Series 2010B, 5.000%, 11/15/30 – AGC Insured	11/20 at 100.00	AA	1,658,745
19,000	Total Water and Sewer			20,399,722
$ 274,400	Total Long-Term Investments (cost $287,214,034)			295,890,716
	Other Assets Less Liabilities – 4.1%			12,560,143
	Net Assets – 100%			$ 308,450,859
Fair Value Measurements
Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
16      NUVEEN

Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$295,890,716	$ —	$295,890,716
Income Tax Information
The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.
As of November 30, 2016, the cost of investments was $286,958,080.
Gross unrealized appreciation and gross unrealized depreciation of investments as of November 30, 2016, were as follows:
Gross unrealized:
Appreciation	$12,442,442
Depreciation	(3,509,806)
Net unrealized appreciation (depreciation) of investments	$ 8,932,636

(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.
(5)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.
(WI/DD)	Investment, or portion of investment, purchased on a when-issued or delayed delivery basis.
NUVEEN      17

Nuveen New Jersey Municipal Bond Fund
Portfolio of Investments	November 30, 2016 (Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 98.7%
	MUNICIPAL BONDS – 98.7%
	Consumer Discretionary – 0.1%
	Middlesex County Improvement Authority, New Jersey, Senior Revenue Bonds, Heldrich Center Hotel/Conference Center Project, Series 2005A:
$ 280	5.000%, 1/01/32	1/17 at 100.00	Caa1	$ 205,008
240	5.125%, 1/01/37	1/17 at 100.00	Caa1	169,759
520	Total Consumer Discretionary			374,767
	Consumer Staples – 3.6%
	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds, Series 2007-1A:
2,755	4.500%, 6/01/23	6/17 at 100.00	Baa3	2,778,583
7,900	4.750%, 6/01/34	6/17 at 100.00	B-	6,729,852
2,300	5.000%, 6/01/41	6/17 at 100.00	B-	1,964,315
12,955	Total Consumer Staples			11,472,750
	Education and Civic Organizations – 16.1%
870	New Jersey Economic Development Authority, Revenue Bonds, The Seeing Eye Inc., Refunding Series 2015, 5.000%, 3/01/25	No Opt. Call	A	1,005,311
	New Jersey Education Facilities Authority Revenue Bonds, The College of New Jersey Issue, Series 2013A:
770	5.000%, 7/01/38	7/23 at 100.00	AA-	838,807
1,015	5.000%, 7/01/43	7/23 at 100.00	AA-	1,100,108
	New Jersey Educational Facilities Authority, Revenue Bonds, College of New Jersey, Refunding Series 2016F:
750	4.000%, 7/01/35	7/26 at 100.00	AA-	760,133
1,805	3.000%, 7/01/40	7/26 at 100.00	AA-	1,525,117
1,840	New Jersey Educational Facilities Authority, Revenue Bonds, Kean University, Refunding Series 2009A, 5.500%, 9/01/36 – AGC Insured	9/19 at 100.00	AA	1,992,186
1,800	New Jersey Educational Facilities Authority, Revenue Bonds, Kean University, Refunding Series 2015H, 4.000%, 7/01/39 – AGM Insured	7/25 at 100.00	AA	1,781,442
	New Jersey Educational Facilities Authority, Revenue Bonds, Montclair State University, Series 2015D:
2,000	5.000%, 7/01/31	7/25 at 100.00	AA-	2,253,960
1,055	3.750%, 7/01/33	7/25 at 100.00	AA-	1,044,788
1,725	New Jersey Educational Facilities Authority, Revenue Bonds, New Jersey City University, Series 2015A, 5.000%, 7/01/45	7/25 at 100.00	AA	1,857,049
18      NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Education and Civic Organizations (continued)
	New Jersey Educational Facilities Authority, Revenue Bonds, Ramapo College, Series 2012B:
$ 525	5.000%, 7/01/37	7/22 at 100.00	A	$ 566,837
100	5.000%, 7/01/42	7/22 at 100.00	A	107,575
	New Jersey Educational Facilities Authority, Revenue Bonds, Rider University, Series 2012A:
250	5.000%, 7/01/32	7/21 at 100.00	Baa2	264,668
230	5.000%, 7/01/37	7/21 at 100.00	Baa2	240,916
470	New Jersey Educational Facilities Authority, Revenue Bonds, Rowan College, Series 2007B, 4.250%, 7/01/34 – NPFG Insured	7/17 at 100.00	AA-	471,391
1,225	New Jersey Educational Facilities Authority, Revenue Bonds, Seton Hall University, Refunding Series 2015C, 5.000%, 7/01/32	7/25 at 100.00	A-	1,350,661
740	New Jersey Educational Facilities Authority, Revenue Bonds, Seton Hall University, Series 2013D, 5.000%, 7/01/38	7/23 at 100.00	A-	806,126
	New Jersey Educational Facilities Authority, Revenue Bonds, Seton Hall University, Series 2016C:
220	3.000%, 7/01/37	7/26 at 100.00	A-	186,699
1,650	3.000%, 7/01/41	7/26 at 100.00	A-	1,365,095
2,630	3.000%, 7/01/46	7/26 at 100.00	A-	2,113,336
3,200	4.000%, 7/01/46	7/26 at 100.00	A-	3,177,920
590	New Jersey Educational Facilities Authority, Revenue Bonds, Stockton University Issue, Refunding Series 2016A, 5.000%, 7/01/41	7/26 at 100.00	A	626,910
	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Senior Lien Series 2016-1A:
2,470	3.500%, 12/01/32 (Alternative Minimum Tax)	12/25 at 100.00	Aa2	2,158,088
570	4.000%, 12/01/39 (Alternative Minimum Tax)	12/25 at 100.00	Aa2	510,566
2,640	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Series 2008A, 6.125%, 6/01/30 – AGC Insured (Alternative Minimum Tax)	6/18 at 100.00	AA	2,751,857
400	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Series 2010-1A, 5.000%, 12/01/25	12/19 at 100.00	AA	419,056
510	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Series 2010-2, 5.000%, 12/01/30	12/20 at 100.00	Aa3	536,413
1,695	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Series 2012-1A, 4.375%, 12/01/26 (Alternative Minimum Tax)	12/22 at 100.00	AA	1,768,444
400	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Series 2012-1B, 5.750%, 12/01/39 (Alternative Minimum Tax)	12/22 at 100.00	A	424,644
NUVEEN      19

Nuveen New Jersey Municipal Bond Fund (continued)
Portfolio of Investments	November 30, 2016 (Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Education and Civic Organizations (continued)
	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Series 2013-1A:
$ 1,920	3.625%, 12/01/25 (Alternative Minimum Tax)	12/22 at 100.00	AA	$ 1,851,782
1,000	4.000%, 12/01/28 (Alternative Minimum Tax)	12/22 at 100.00	AA	1,004,630
1,585	4.000%, 12/01/31 (Alternative Minimum Tax)	12/22 at 100.00	AA	1,549,971
1,670	4.125%, 12/01/35 (Alternative Minimum Tax)	12/22 at 100.00	AA	1,614,406
	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Series 2014-1A-1:
1,500	4.250%, 12/01/32 (Alternative Minimum Tax)	12/23 at 100.00	AA	1,494,825
1,500	4.500%, 12/01/36 (Alternative Minimum Tax)	12/23 at 100.00	AA	1,511,655
2,230	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Series 2015-1A, 4.000%, 12/01/30 (Alternative Minimum Tax)	12/24 at 100.00	AA	2,199,605
1,425	New Jersey Institute of Technology, New Jersey, General Obligation Bonds, Series 2012A, 5.000%, 7/01/42	7/22 at 100.00	A1	1,566,688
3,000	New Jersey Institute of Technology, New Jersey, General Obligation Bonds, Series 2015A, 5.000%, 7/01/45	7/25 at 100.00	A1	3,218,340
1,000	Rutgers State University, New Jersey, Revenue Bonds, Refunding Series 2013L, 5.000%, 5/01/43	5/23 at 100.00	Aa3	1,109,190
50,975	Total Education and Civic Organizations			51,127,195
	Financials – 0.5%
	New Jersey Economic Development Authority, Revenue Refunding Bonds, Kapkowski Road Landfill Project, Series 2002:
905	5.750%, 10/01/21	No Opt. Call	Ba2	949,888
500	6.500%, 4/01/28	No Opt. Call	Ba2	580,510
1,405	Total Financials			1,530,398
	Health Care – 14.4%
	Camden County Improvement Authority, New Jersey, Health Care Redevelopment Revenue Bonds, Cooper Health System Obligated Group Issue, Refunding Series 2014A:
1,720	5.000%, 2/15/25	No Opt. Call	BBB+	1,935,069
2,000	5.000%, 2/15/33	No Opt. Call	BBB+	2,135,680
840	Camden County Improvement Authority, New Jersey, Health Care Redevelopment Revenue Bonds, Cooper Health System Obligated Group Issue, Series 2013A, 5.750%, 2/15/42	2/23 at 100.00	BBB+	928,796
195	New Jersey Health Care Facilities Finance Authority, Revenue Bonds, AHS Hospital Corporation, Series 2008A, 5.000%, 7/01/27	7/18 at 100.00	AA-	204,101
	New Jersey Health Care Facilities Financing Authority, New Jersey, Revenue Bonds, Saint Peters University Hospital, Refunding Series 2011:
800	6.000%, 7/01/26	7/21 at 100.00	BB+	853,288
75	6.250%, 7/01/35	7/21 at 100.00	BB+	80,638
545	New Jersey Health Care Facilities Financing Authority, New Jersey, Revenue Bonds, Saint Peters University Hospital, Series 2007, 5.750%, 7/01/37	7/18 at 100.00	BB+	562,843
400	New Jersey Health Care Facilities Financing Authority, Revenue and Refunding Bonds, Barnabas Health, Series 2012A, 5.000%, 7/01/24	No Opt. Call	A+	449,832
20      NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Health Care (continued)
	New Jersey Health Care Facilities Financing Authority, Revenue and Refunding Bonds, Palisades Medical Center Obligated Group Issue, Series 2013:
$ 800	5.250%, 7/01/31	7/23 at 100.00	A-	$ 872,352
440	5.500%, 7/01/43	7/23 at 100.00	A-	479,459
490	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, AHS Hospital Corporation, Refunding Series 2016, 4.000%, 7/01/41	1/27 at 100.00	AA-	470,689
1,000	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Barnabas Health, Refunding Series 2014A, 5.000%, 7/01/44	7/24 at 100.00	A+	1,078,410
1,500	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, CentraState Medical Center, Series 2006A, 5.000%, 7/01/30 – AGC Insured	7/17 at 100.00	A3	1,519,020
	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Hunterdon Medical Center, Refunding Series 2014A:
595	5.000%, 7/01/45	7/24 at 100.00	A+	638,007
1,000	4.000%, 7/01/45	7/24 at 100.00	A+	943,020
	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Kennedy Health System Obligated Group Issue, Refunding Series 2012:
1,420	4.000%, 7/01/17	No Opt. Call	A3	1,443,302
10	3.750%, 7/01/27	No Opt. Call	A3	9,878
1,125	5.000%, 7/01/31	7/22 at 100.00	A3	1,209,330
1,080	5.000%, 7/01/42	7/22 at 100.00	A3	1,137,974
570	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Meridian Health System Obligated Group, Refunding Series 2013A, 5.000%, 7/01/32	7/23 at 100.00	A+	624,099
	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Meridian Health, Series 2007:
5,175	5.000%, 7/01/38 – AGC Insured	7/18 at 100.00	AA	5,376,514
1,185	5.000%, 7/01/38	7/18 at 100.00	AA	1,234,723
	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Princeton HealthCare System, Series 2016A:
460	5.000%, 7/01/32	7/26 at 100.00	Baa2	512,596
575	5.000%, 7/01/33	7/26 at 100.00	Baa2	638,279
200	5.000%, 7/01/34	7/26 at 100.00	Baa2	221,156
	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Robert Wood Johnson University Hospital Issue, Series 2014A:
2,000	5.000%, 7/01/39	7/24 at 100.00	A+	2,158,200
630	5.000%, 7/01/43	7/24 at 100.00	A+	678,107
805	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, RWJ Barnabas Health Obligated Group, Refunding Series 2016A, 5.000%, 7/01/43	7/26 at 100.00	A+	856,673
16,225	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Saint Barnabas Health Care System, Refunding Series 2006B, 0.000%, 7/01/35	1/17 at 39.39	A+	6,365,392
NUVEEN      21

Nuveen New Jersey Municipal Bond Fund (continued)
Portfolio of Investments	November 30, 2016 (Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Health Care (continued)
	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Saint Joseph's Healthcare System Obligated Group Issue, Refunding Series 2016:
$ 600	3.000%, 7/01/32	7/26 at 100.00	BBB-	$ 499,938
4,395	5.000%, 7/01/41	7/26 at 100.00	BBB-	4,557,483
2,100	4.000%, 7/01/48	7/26 at 100.00	BBB-	1,832,775
560	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Saint Luke's Warren Hospital Obligated Group, Series 2013, 4.000%, 8/15/37	8/23 at 100.00	A-	539,325
	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, University Hospital Issue, Refunding Series 2015A:
1,500	4.125%, 7/01/38 – AGM Insured	7/25 at 100.00	AA	1,506,420
1,255	5.000%, 7/01/46 – AGM Insured	7/25 at 100.00	AA	1,342,574
54,270	Total Health Care			45,895,942
	Housing/Multifamily – 4.9%
1,770	New Jersey Economic Development Authority, Revenue Bonds, West Campus Housing LLC - New Jersey City University Student Housing Project, Series 2015, 5.000%, 7/01/47	7/25 at 100.00	BBB-	1,764,425
	New Jersey Economic Development Authority, Student Housing Revenue Bonds, Provident Group-Montclair Properties LLC, Montclair State University Student Housing Project, Series 2010A:
2,055	5.750%, 6/01/31	6/20 at 100.00	Baa3	2,221,681
1,100	5.875%, 6/01/42	6/20 at 100.00	Baa3	1,185,613
	New Jersey Housing and Mortgage Finance Agency, Multifamily Housing Revenue Bonds, Series 2013-2:
1,770	4.350%, 11/01/33 (Alternative Minimum Tax)	11/22 at 100.00	AA	1,783,735
1,015	4.600%, 11/01/38 (Alternative Minimum Tax)	11/22 at 100.00	AA	1,031,788
1,010	4.750%, 11/01/46 (Alternative Minimum Tax)	11/22 at 100.00	AA	1,024,534
3,000	New Jersey Housing and Mortgage Finance Agency, Multifamily Revenue Bonds, Series 2009A, 4.950%, 5/01/41	11/19 at 100.00	AA-	3,091,050
660	New Jersey Housing and Mortgage Finance Agency, Multifamily Revenue Bonds, Series 2015A, 4.000%, 11/01/45	11/24 at 100.00	AA-	638,002
1,135	New Jersey Housing and Mortgage Finance Agency, Multifamily Revenue Bonds, Series 2016A, 3.750%, 11/01/45	11/25 at 100.00	AA-	1,023,520
2,040	New Jersey Housing and Mortgage Finance Agency, Multifamily Revenue Bonds, Series 2016B, 3.600%, 11/01/40	11/25 at 100.00	AA-	1,891,284
15,555	Total Housing/Multifamily			15,655,632
	Housing/Single Family – 0.4%
920	New Jersey Housing and Mortgage Finance Agency, Single Family Housing Revenue Bonds, Series 2007T, 4.700%, 10/01/37 (Alternative Minimum Tax)	4/17 at 100.00	AA	921,177
300	New Jersey Housing and Mortgage Finance Agency, Single Family Housing Revenue Bonds, Series 2008AA, 6.375%, 10/01/28	10/18 at 100.00	AA	308,997
1,220	Total Housing/Single Family			1,230,174
22      NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Industrials – 0.5%
$ 1,660	Gloucester County Improvement Authority, New Jersey, Solid Waste Resource Recovery Revenue Refunding Bonds, Waste Management Inc. Project, Series 1999A, 2.125%, 12/01/29 (Mandatory Put 12/01/17)	No Opt. Call	A-	$ 1,675,305
	Long-Term Care – 1.5%
2,965	Burlington County Bridge Commission, New Jersey, Economic Development Revenue Bonds, The Evergreens Project, Series 2007, 5.625%, 1/01/38	1/18 at 100.00	N/R	3,048,109
150	New Jersey Economic Development Authority, Fixed Rate Revenue Bonds, Lions Gate Project, Series 2014, 5.250%, 1/01/44	1/24 at 100.00	N/R	154,371
1,205	New Jersey Economic Development Authority, Revenue Bonds, United Methodist Homes of New Jersey Obligated Group Issue, Refunding Series 2013, 5.000%, 7/01/34	7/23 at 100.00	BBB-	1,246,597
405	New Jersey Economic Development Authority, Revenue Bonds, United Methodist Homes of New Jersey Obligated Group Issue, Refunding Series 2014A, 5.000%, 7/01/29	7/24 at 100.00	BBB-	429,227
4,725	Total Long-Term Care			4,878,304
	Tax Obligation/General – 10.7%
	Cumberland County Improvement Authority, New Jersey, County General Obligation Revenue Bonds, Technical High School Project, Series 2014:
1,215	3.000%, 9/01/30 – AGM Insured	9/24 at 100.00	AA	1,145,283
1,775	5.000%, 9/01/39 – AGM Insured	9/24 at 100.00	AA	1,955,588
570	Glen Rock School District, Bergen County, New Jersey, General Obligation Bonds, Refunding Series 2016, 3.000%, 9/01/19	No Opt. Call	AA+	591,757
415	Haddon Heights School District, Camden County, New Jersey, General Obligation Bonds, Refunding Series 2012, 3.250%, 1/01/30	1/23 at 100.00	AA-	400,359
	Jefferson Township School District, Morris County, New Jersey, General Obligation Bonds, Refunding Series 2012:
755	4.000%, 9/15/26	9/22 at 100.00	AA-	810,357
1,270	4.000%, 9/15/27	9/22 at 100.00	AA-	1,357,262
	Medford Township Board of Education, Burlington County, New Jersey, General Obligation Bonds, Refunding Series 2015:
215	5.000%, 3/01/22	No Opt. Call	Aa2	242,296
235	5.000%, 3/01/24	No Opt. Call	Aa2	269,658
525	Middletown Township Board of Education, Monmouth County, New Jersey, Refunding Series 2010, 5.000%, 8/01/27	8/20 at 100.00	AA	585,044
1,000	Monroe Township Board of Education, Middlesex County, New Jersey, General Obligation Bonds, Refunding Series 2012, 4.000%, 8/01/24	8/22 at 100.00	AA-	1,074,880
610	Monroe Township Board of Education, Middlesex County, New Jersey, General Obligation Bonds, Refunding Series 2015, 5.000%, 3/01/38	3/25 at 100.00	AA-	674,141
	Montclair Township, Essex County, New Jersey, General Obligation Bonds, Parking Utility, Refunding Series 2014A:
330	3.750%, 1/01/33	1/24 at 100.00	AAA	324,895
220	5.000%, 1/01/37	1/24 at 100.00	AAA	243,454
570	New Brunswick Parking Authority, Middlesex County, New Jersey, Guaranteed Parking Revenue Bonds, Refunding Series 2012, 5.000%, 9/01/30	9/22 at 100.00	A+	624,121
NUVEEN      23

Nuveen New Jersey Municipal Bond Fund (continued)
Portfolio of Investments	November 30, 2016 (Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/General (continued)
	New Brunswick Parking Authority, Middlesex County, New Jersey, Guaranteed Parking Revenue Bonds, Refunding Series 2016A:
$ 3,140	5.000%, 9/01/29 – BAM Insured	9/26 at 100.00	AA	$ 3,572,504
1,325	5.000%, 9/01/39 – BAM Insured	No Opt. Call	AA	1,459,169
	New Brunswick Parking Authority, Middlesex County, New Jersey, Guaranteed Parking Revenue Bonds, Refunding Series 2016B:
680	3.000%, 9/01/39 – AGM Insured	9/26 at 100.00	AA	556,968
1,655	4.000%, 9/01/40 – AGM Insured	9/26 at 100.00	AA	1,634,892
1,735	Passaic County, New Jersey, General Obligation Bonds, Refunding Series 2015, 5.000%, 2/01/20	No Opt. Call	AA	1,909,749
	Readington Township, New Jersey, General Obligation Bonds, General Improvement Series 2011:
875	5.125%, 1/15/28	1/21 at 100.00	AA	951,834
875	5.250%, 1/15/30	1/21 at 100.00	AA	950,469
1,280	Ridgewood Township Board of Education, Bergen County, New Jersey, General Obligation Bonds, Refunding Series 2016A, 3.000%, 3/15/35	3/27 at 100.00	AA+	1,143,027
	South Brunswick Township Board of Education, Middlesex County, New Jersey, General Obligation Bonds, Refunding Series 2012:
450	4.000%, 12/01/23	6/22 at 100.00	AA+	487,553
305	4.000%, 12/01/24	6/22 at 100.00	AA+	327,597
1,010	Sparta Township Board of Education, Sussex County, New Jersey, General Obligation Bonds, Refunding Series 2015, 5.000%, 2/15/33	2/25 at 100.00	AA-	1,125,615
1,630	Sussex County, New Jersey, General Obligation Bonds, Refunding Series 2014, 4.000%, 2/15/21	No Opt. Call	AA+	1,761,606
3,685	Union County Utilities Authority, New Jersey, Resource Recovery Facility Lease Revenue Bonds, Covanta Union Inc. Lessee, Refunding Series 2011B, 5.250%, 12/01/31 (Alternative Minimum Tax)	12/21 at 100.00	AA+	3,924,636
2,515	Union County Utilities Authority, New Jersey, Solid Waste System County Deficiency Revenue Bonds, Series 2011A, 5.000%, 6/15/41	6/21 at 100.00	AA+	2,707,121
1,000	West Deptford Township, Gloucester County, New Jersey, General Obligation Bonds, Refunding Series 2014, 4.000%, 9/01/28 – BAM Insured	9/24 at 100.00	AA	1,043,540
31,865	Total Tax Obligation/General			33,855,375
	Tax Obligation/Limited – 18.9%
650	Bergen County Improvement Authority, New Jersey, Guaranteed Lease Revenue Bonds, County Administration Complex Project, Series 2005, 5.000%, 11/15/26	No Opt. Call	Aaa	788,001
	Burlington County Bridge Commission, New Jersey, Governmental Leasing Program Revenue Bonds, County Guaranteed, Series 2016A:
200	5.000%, 10/01/22	No Opt. Call	AA	228,008
390	2.500%, 10/01/31	4/26 at 100.00	AA	335,065
820	Essex County Improvement Authority, New Jersey, Project Consolidation Revenue Bonds, Refunding Series 2007, 5.250%, 12/15/22 – AMBAC Insured	No Opt. Call	AA+	951,987
2,395	Garden State Preservation Trust, New Jersey, Open Space and Farmland Preservation Bonds, Series 2005A, 5.750%, 11/01/28 – AGM Insured	No Opt. Call	AA	2,874,168
1,050	Government of Guam, Business Privilege Tax Bonds, Series 2011A, 5.250%, 1/01/36	1/22 at 100.00	A	1,104,400
24      NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
	Hudson County Improvement Authority, New Jersey, County Secured Lease Revenue Bonds, Hudson County Vocational Technical Schools Project, Series 2016:
$ 6,990	5.000%, 5/01/46	5/26 at 100.00	AA	$ 7,695,291
1,080	5.250%, 5/01/51	5/26 at 100.00	AA	1,211,166
	New Jersey Economic Development Authority, Cigarette Tax Revenue Refunding Bonds, Series 2012:
1,385	5.000%, 6/15/19	No Opt. Call	BBB+	1,464,693
350	5.000%, 6/15/21	No Opt. Call	BBB+	376,831
2,850	5.000%, 6/15/25	6/22 at 100.00	BBB+	3,034,081
450	5.000%, 6/15/28	No Opt. Call	BBB+	471,227
1,000	New Jersey Economic Development Authority, Revenue Bonds, Motor Vehicle Surcharge, Series 2004A, 5.000%, 7/01/29 – NPFG Insured	7/17 at 100.00	AA-	1,024,150
	New Jersey Economic Development Authority, Revenue Bonds, Newark Downtown District Management Corporation Project, Series 2007:
85	5.125%, 6/15/27	6/17 at 100.00	Baa3	85,774
145	5.125%, 6/15/37	6/17 at 100.00	Baa3	145,902
1,500	New Jersey Economic Development Authority, School Facilities Construction Financing Program Bonds, Refunding Series 2014PP, 5.000%, 6/15/26	6/24 at 100.00	A3	1,563,870
4,000	New Jersey Economic Development Authority, School Facilities Construction Financing Program Bonds, Refunding Series 2015WW, 5.250%, 6/15/40	6/25 at 100.00	A3	4,046,560
	New Jersey Health Care Facilities Financing Authority, State Contract Bonds, Hospital Asset Transformation Program, Series 2008A:
2,520	5.000%, 10/01/28	10/18 at 100.00	A3	2,547,569
1,515	5.250%, 10/01/38	10/18 at 100.00	A3	1,519,621
2,010	New Jersey Health Care Facilities Financing Authority, State Contract Bonds, Hospital Asset Transformation Program, Series 2009A, 5.750%, 10/01/31	10/19 at 100.00	A3	2,154,579
	New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement Revenue Notes, Series 2016A-1&2:
225	5.000%, 6/15/29	6/26 at 100.00	A+	236,709
125	5.000%, 6/15/30	6/26 at 100.00	A+	130,394
14,305	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Capital Appreciation Series 2010A, 0.000%, 12/15/30	No Opt. Call	A3	7,116,594
1,900	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Refunding Series 2006A, 5.500%, 12/15/22	No Opt. Call	A3	2,090,608
	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Refunding Series 2006C:
4,000	0.000%, 12/15/32 – AGM Insured	No Opt. Call	AA	1,926,960
4,000	0.000%, 12/15/33 – AGM Insured	No Opt. Call	AA	1,798,800
5,450	0.000%, 12/15/34 – AGM Insured	No Opt. Call	AA	2,330,311
500	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2007A, 5.000%, 12/15/26 – AMBAC Insured	12/17 at 100.00	A3	516,185
1,510	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2010D, 5.000%, 12/15/24	No Opt. Call	A3	1,605,930
NUVEEN      25

Nuveen New Jersey Municipal Bond Fund (continued)
Portfolio of Investments	November 30, 2016 (Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
$ 625	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2012AA, 5.000%, 6/15/38	No Opt. Call	A3	$ 620,912
1,140	Passaic County Improvement Authority, New Jersey, Lease Revenue Bonds, Preakness Healthcare Center Expansion Project, Refunding Series 2015, 3.750%, 5/01/36	5/25 at 100.00	AA	1,118,363
	Passaic County Improvement Authority, New Jersey, Lease Revenue Bonds, Preakness Healthcare Center Expansion Project, Series 2012:
1,465	5.000%, 5/01/21	No Opt. Call	Aa3	1,648,242
2,000	3.500%, 5/01/35	5/22 at 100.00	Aa3	1,910,760
3,000	Union County Improvement Authority, New Jersey, Lease Revenue Bonds, Plainfield - Park Madison Redevelopment Project, Refunding Series 2013A, 5.000%, 3/01/34	No Opt. Call	AA+	3,605,250
71,630	Total Tax Obligation/Limited			60,278,961
	Transportation – 13.7%
1,100	Delaware River and Bay Authority, Delaware and New Jersey, Revenue Bonds, Series 2012A, 5.000%, 1/01/42	1/23 at 100.00	A1	1,182,841
	Delaware River and Bay Authority, Delaware and New Jersey, Revenue Bonds, Series 2014A:
360	5.000%, 1/01/34	1/24 at 100.00	A1	392,206
1,510	4.125%, 1/01/39	1/24 at 100.00	A1	1,541,136
2,000	5.000%, 1/01/44	1/24 at 100.00	A1	2,158,120
	Delaware River Joint Toll Bridge Commission, New Jersey and Pennsylvania, Bridge System Revenue Bonds, Refunding Series 2015:
215	3.000%, 7/01/27 – BAM Insured	7/25 at 100.00	AA	208,189
1,635	4.000%, 7/01/35 – BAM Insured	7/25 at 100.00	AA	1,661,127
	Delaware River Joint Toll Bridge Commission, Pennsylvania, Bridge System Revenue Bonds, Refunding Series 2012A:
500	5.000%, 7/01/26	7/22 at 100.00	A1	562,290
500	3.000%, 7/01/28	7/22 at 100.00	A1	491,110
1,760	Delaware River Port Authority, New Jersey and Pennsylvania, Revenue Bonds, Series 2013, 5.000%, 1/01/40	1/24 at 100.00	A	1,902,560
26      NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Transportation (continued)
	Delaware River Port Authority, Pennsylvania and New Jersey, Revenue Refunding Bonds, Port District Project, Series 2012:
$ 1,000	5.000%, 1/01/24	No Opt. Call	A-	$ 1,095,270
1,095	5.000%, 1/01/26	No Opt. Call	A-	1,202,168
1,100	5.000%, 1/01/27	No Opt. Call	A-	1,192,213
	New Jersey Economic Development Authority, Private Activity Bonds, The Goethals Bridge Replacement Project, Series 2013:
1,465	5.000%, 1/01/31 – AGM Insured (Alternative Minimum Tax)	1/24 at 100.00	AA	1,607,588
515	5.125%, 7/01/42 – AGM Insured (Alternative Minimum Tax)	1/24 at 100.00	AA	560,696
1,255	5.625%, 1/01/52 (Alternative Minimum Tax)	1/24 at 100.00	BBB	1,386,223
	New Jersey Economic Development Authority, Special Facilities Revenue Bonds, Continental Airlines Inc., Series 1999:
400	5.125%, 9/15/23 (Alternative Minimum Tax)	3/17 at 100.00	BB-	432,588
800	5.250%, 9/15/29 (Alternative Minimum Tax)	9/22 at 101.00	BB-	848,544
300	New Jersey Economic Development Authority, Special Facilities Revenue Bonds, Continental Airlines Inc., Series 2000A & 2000B, 5.625%, 11/15/30 (Alternative Minimum Tax)	3/24 at 101.00	BB-	331,221
2,000	New Jersey Turnpike Authority, Revenue Bonds, Refunding Series 2016A, 5.000%, 1/01/34	1/26 at 100.00	A+	2,202,260
1,300	New Jersey Turnpike Authority, Revenue Bonds, Series 2005A, 5.250%, 1/01/29 – AGM Insured	No Opt. Call	AA	1,587,261
3,500	New Jersey Turnpike Authority, Revenue Bonds, Series 2009I, 5.000%, 1/01/35	1/20 at 100.00	A+	3,770,130
1,380	New Jersey Turnpike Authority, Revenue Bonds, Series 2012B, 5.000%, 1/01/28	1/23 at 100.00	A+	1,553,701
5,000	New Jersey Turnpike Authority, Revenue Bonds, Series 2013A, 5.000%, 1/01/43	7/22 at 100.00	A+	5,456,900
900	Passaic County Improvement Authority, New Jersey, County Guaranteed Parking Revenue Bonds, 200 Hospital Plaza Project, Series 2010, 5.000%, 5/01/42	5/20 at 100.00	Aa3	973,701
2,000	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Fifty Third Series 2008, 5.000%, 7/15/38	7/18 at 100.00	AA-	2,103,840
1,810	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Seventy Ninth Series 2013, 5.000%, 12/01/43	12/23 at 100.00	AA-	2,012,955
	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air Terminal LLC, Sixth Series 1997:
2,000	5.750%, 12/01/22 – NPFG Insured (Alternative Minimum Tax)	12/16 at 100.00	AA-	2,040,980
3,125	5.750%, 12/01/25 – NPFG Insured (Alternative Minimum Tax)	12/16 at 100.00	AA-	3,182,656
40,525	Total Transportation			43,640,474
	U.S. Guaranteed – 9.2% (4)
5	Essex County Improvement Authority, New Jersey, Project Consolidation Revenue Bonds, Refunding Series 2007, 5.250%, 12/15/22 – AMBAC Insured (ETM)	No Opt. Call	Aa2 (4)	5,918
35	Monmouth County Improvement Authority, New Jersey, Governmental Loan Revenue Bonds, Series 2005, 4.000%, 12/01/17 (Pre-refunded 6/01/17) – AMBAC Insured	6/17 at 100.00	N/R (4)	35,067
175	New Jersey Economic Development Authority, Revenue Bonds, Yeshiva Ktana of Passaic, Series 1993, 8.000%, 9/15/18 (ETM)	No Opt. Call	N/R (4)	188,956
NUVEEN      27

Nuveen New Jersey Municipal Bond Fund (continued)
Portfolio of Investments	November 30, 2016 (Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	U.S. Guaranteed (4) (continued)
	New Jersey Economic Development Authority, School Facilities Construction Financing Program Bonds, Series 2007U:
$ 525	5.000%, 9/01/37 (Pre-refunded 9/01/17) – AMBAC Insured	9/17 at 100.00	AAA	$ 540,944
305	5.000%, 9/01/37 (Pre-refunded 9/01/17) – AMBAC Insured	9/17 at 100.00	A- (4)	314,263
1,195	New Jersey Educational Facilities Authority, Revenue Bonds, Kean University, Series 2007D, 5.000%, 7/01/32 (Pre-refunded 7/01/17) – FGIC Insured	7/17 at 100.00	AA- (4)	1,223,991
2,000	New Jersey Educational Facilities Authority, Revenue Bonds, Richard Stockton College of New Jersey, Refunding Series 2008A, 5.375%, 7/01/38 (Pre-refunded 7/01/18)	7/18 at 100.00	A (4)	2,130,440
30	New Jersey Educational Facilities Authority, Revenue Bonds, Rowan College, Series 2007B, 4.250%, 7/01/34 (Pre-refunded 7/01/17) – NPFG Insured	7/17 at 100.00	AA- (4)	30,597
2,520	New Jersey Educational Facilities Authority, Revenue Bonds, University of Medicine and Dentistry of New Jersey, Refunding Series 2009B, 7.500%, 12/01/32 (Pre-refunded 6/01/19)	6/19 at 100.00	N/R (4)	2,890,818
4,260	New Jersey Health Care Facilities Finance Authority, Revenue Bonds, AHS Hospital Corporation, Series 2008A, 5.000%, 7/01/27 (Pre-refunded 7/01/18)	7/18 at 100.00	N/R (4)	4,508,699
1,170	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Atlanticare Regional Medical Center, Series 2007, 5.000%, 7/01/37 (Pre-refunded 7/01/17)	7/17 at 100.00	N/R (4)	1,197,554
360	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Saint Barnabas Health Care System, Refunding Series 2011A, 5.625%, 7/01/37 (Pre-refunded 7/01/21)	7/21 at 100.00	A+ (4)	420,001
750	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Saint Barnabas Health Care System, Series 2006A, 5.000%, 7/01/29 (Pre-refunded 1/01/17)	1/17 at 100.00	A+ (4)	752,700
3,050	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Saint Joseph's Healthcare System Obligated Group Issue, Series 2008, 6.625%, 7/01/38 (Pre-refunded 7/01/18)	7/18 at 100.00	BBB- (4)	3,305,620
845	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, St. Clare's Hospital, Series 2004A, 5.250%, 7/01/20 – AGC Insured (ETM)	No Opt. Call	AA (4)	947,668
	New Jersey Health Care Facilities Financing Authority, State Contract Bonds, Hospital Asset Transformation Program, Series 2008A:
725	5.000%, 10/01/28 (Pre-refunded 10/01/18)	10/18 at 100.00	N/R (4)	775,214
435	5.250%, 10/01/38 (Pre-refunded 10/01/18)	10/18 at 100.00	N/R (4)	467,099
2,750	Newark Housing Authority, New Jersey, City-Secured Police Facility Revenue Bonds, South Ward Police Facility, Series 2009A, 6.750%, 12/01/38 (Pre-refunded 12/01/19) – AGC Insured	12/19 at 100.00	A3 (4)	3,174,682
120	North Hudson Sewerage Authority, Gross Revenue Senior Lien Lease Certificates, Series 2012A, 5.000%, 6/01/27 (Pre-refunded 6/01/22)	6/22 at 100.00	N/R (4)	138,716
1,680	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Forty Eighth Series 2007, 5.000%, 8/15/32 (Pre-refunded 8/15/17) – AGM Insured	8/17 at 100.00	AA (4)	1,729,661
4,000	Puerto Rico Public Finance Corporation, Commonwealth Appropriation Bonds, Series 1998A, 5.125%, 6/01/24 – AMBAC Insured (ETM)	No Opt. Call	Aaa	4,529,200
26,935	Total U.S. Guaranteed			29,307,808
	Utilities – 1.6%
2,430	Essex County Improvement Authority, New Jersey, Solid Waste Disposal Revenue Bonds, Covanta Project, Series 2015, 5.250%, 7/01/45 (Alternative Minimum Tax)	7/20 at 100.00	Ba2	2,406,793
28      NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Utilities (continued)
	New Jersey Economic Development Authority, Energy Facilities Revenue Bonds, UMM Energy Partners, LLC Project, Series 2012A:
$ 500	5.000%, 6/15/37 (Alternative Minimum Tax)	No Opt. Call	Baa3	$ 513,120
1,000	5.125%, 6/15/43 (Alternative Minimum Tax)	6/22 at 100.00	Baa3	1,024,910
960	New Jersey Economic Development Authority, Water Facilities Revenue Bonds, New Jersey-American Water Company Inc. Project, Refunding Series 2010D, 4.875%, 11/01/29 (Alternative Minimum Tax)	11/20 at 100.00	A+	1,008,586
4,890	Total Utilities			4,953,409
	Water and Sewer – 2.6%
	New Jersey Economic Development Authority, Water Facilities Revenue Bonds, Middlesex Water Company, Series 2012C:
1,045	5.000%, 10/01/23	No Opt. Call	A+	1,194,780
2,175	4.250%, 10/01/47 (Alternative Minimum Tax)	10/22 at 100.00	A+	2,182,156
1,770	New Jersey Environmental Infrastructure Trust, Environmental Infrastructure Bonds, Tender Option Bond Trust 2016-XF0395, 6.887%, 9/01/21 (IF) (5)	No Opt. Call	AAA	2,101,786
NUVEEN      29

Nuveen New Jersey Municipal Bond Fund (continued)
Portfolio of Investments	November 30, 2016 (Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Water and Sewer (continued)
	North Hudson Sewerage Authority, Gross Revenue Senior Lien Lease Certificates, Series 2012A:
$ 1,380	5.000%, 6/01/27	6/22 at 100.00	A	$ 1,519,242
1,215	5.000%, 6/01/42 – NPFG Insured	6/22 at 100.00	A	1,308,652
7,585	Total Water and Sewer			8,306,616
$ 326,715	Total Long-Term Investments (cost $308,650,008)			314,183,110
	Other Assets Less Liabilities – 1.3%			4,200,463
	Net Assets – 100%			$ 318,383,573
Fair Value Measurements
Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$314,183,110	$ —	$314,183,110
Income Tax Information
The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.
As of November 30, 2016, the cost of investments was $307,726,788.
Gross unrealized appreciation and gross unrealized depreciation of investments as of November 30, 2016, were as follows:
Gross unrealized:
Appreciation	$12,792,787
Depreciation	(6,336,465)
Net unrealized appreciation (depreciation) of investments	$ 6,456,322
30      NUVEEN

(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.
(5)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.
NUVEEN      31

Nuveen New York Municipal Bond Fund
Portfolio of Investments	November 30, 2016 (Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 99.4%
	MUNICIPAL BONDS – 99.4%
	Consumer Staples – 5.4%
$ 15,870	Erie County Tobacco Asset Securitization Corporation, New York, Tobacco Settlement Asset-Backed Bonds, 1st Subordinate Series 2005B, 0.000%, 6/01/47	6/17 at 100.00	N/R	$ 1,875,516
	Erie County Tobacco Asset Securitization Corporation, New York, Tobacco Settlement Asset-Backed Bonds, Series 2005A:
15,010	5.000%, 6/01/38	6/17 at 100.00	BB	15,138,185
1,055	5.000%, 6/01/45	6/17 at 100.00	BB-	988,873
99,680	Erie County Tobacco Asset Securitization Corporation, New York, Tobacco Settlement Asset-Backed Bonds, Series 2005C, 0.000%, 6/01/50	6/17 at 100.00	N/R	7,072,296
4,450	Nassau County Tobacco Settlement Corporation, New York, Tobacco Settlement Asset-Backed Bonds, Series 2006A-3, 5.000%, 6/01/35	6/17 at 100.00	B-	4,116,339
1,565	New York Counties Tobacco Trust VI, New York, Tobacco Settlement Pass-Through Bonds, Turbo Term Series 2016A. Including 2016A-1, 2016A-2A and 2016A-2B, 5.000%, 6/01/51	6/26 at 100.00	N/R	1,644,111
	TSASC Inc., New York, Tobacco Asset-Backed Bonds, Series 2006:
775	4.750%, 6/01/22	6/17 at 100.00	BBB-	775,349
1,325	5.000%, 6/01/26	6/17 at 100.00	BB-	1,316,295
7,335	5.125%, 6/01/42	2/17 at 100.00	B-	6,814,288
2,000	Westchester Tobacco Asset Securitization Corporation, New York, Tobacco Settlement Asset-Backed Refunding Bonds, Series 2005, 5.125%, 6/01/45	6/17 at 100.00	BB+	1,895,160
149,065	Total Consumer Staples			41,636,412
	Education and Civic Organizations – 17.0%
660	Albany Industrial Development Agency, New York, Revenue Bonds, Albany Law School, Series 2007A, 5.000%, 7/01/31	7/17 at 100.00	BBB	669,821
	Albany Industrial Development Agency, New York, Revenue Bonds, Brighter Choice Charter Schools, Series 2007A:
520	5.000%, 4/01/20	4/17 at 100.00	B	515,908
1,000	5.000%, 4/01/27	4/17 at 100.00	B	908,620
290	5.000%, 4/01/37	4/17 at 100.00	B	238,163
2,190	Buffalo and Erie County Industrial Land Development Corporation, New York, Revenue Bonds, Enterprise Charter School Project, Series 2011A, 7.500%, 12/01/40	12/20 at 100.00	B	2,182,751
	Build New York City Resource Corporation, New York, Revenue Bonds, Bronx Charter School for Excellence, Series 2013A:
1,630	5.000%, 4/01/33	4/23 at 100.00	BBB-	1,660,986
1,250	5.500%, 4/01/43	4/23 at 100.00	BBB-	1,295,225
2,500	Build New York City Resource Corporation, New York, Revenue Bonds, Children?s Aid Society Project, Series 2015, 5.000%, 7/01/45	7/25 at 100.00	A+	2,712,225
2,500	Build New York City Resource Corporation, New York, Revenue Bonds, Children's Aid Society Project, Series 2015, 5.000%, 7/01/40	7/25 at 100.00	A+	2,723,700
32      NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Education and Civic Organizations (continued)
	Build New York City Resource Corporation, New York, Revenue Bonds, City University of New York - Queens College, Q Student Residences, LLC Project, Refunding Series 2014A:
$ 1,000	5.000%, 6/01/38	6/24 at 100.00	Aa2	$ 1,115,690
4,050	5.000%, 6/01/43	6/24 at 100.00	Aa2	4,484,443
	Build New York City Resource Corporation, New York, Revenue Bonds, South Bronx Charter School for International Cultures and the Arts Project, Series 2013A:
1,050	5.000%, 4/15/33	4/23 at 100.00	BB+	1,020,211
1,875	5.000%, 4/15/43	4/23 at 100.00	BB+	1,747,650
1,750	Dormitory Authority of the State of New York, Brooklyn Law School Revenue Bonds, Series 2009, 5.750%, 7/01/33	7/19 at 100.00	Baa1	1,877,890
2,655	Dormitory Authority of the State of New York, General Revenue Bonds, Manhattan College, Series 2007A, 5.000%, 7/01/32 – RAAI Insured	7/17 at 100.00	AA	2,707,410
595	Dormitory Authority of the State of New York, General Revenue Bonds, Saint Johns University, Series 2015A, 5.000%, 7/01/37	7/25 at 100.00	A-	646,420
	Dormitory Authority of the State of New York, Housing Revenue Bonds, Fashion Institute of Technology, Series 2007:
1,670	5.250%, 7/01/29 – FGIC Insured	No Opt. Call	AA-	1,879,234
735	5.250%, 7/01/34 – FGIC Insured	No Opt. Call	AA-	815,696
1,500	Dormitory Authority of the State of New York, Lease Revenue Bonds, State University Dormitory Facilities, Refunding Series 2013A, 5.000%, 7/01/27	7/23 at 100.00	Aa3	1,696,725
	Dormitory Authority of the State of New York, Lease Revenue Bonds, State University Dormitory Facilities, Series 2015B:
2,790	5.000%, 7/01/36	7/25 at 100.00	Aa3	3,122,122
3,780	5.000%, 7/01/37	7/25 at 100.00	Aa3	4,226,985
1,600	Dormitory Authority of the State of New York, Revenue Bonds, Barnard College, Refunding Series 2015A, 5.000%, 7/01/43	7/25 at 100.00	A1	1,735,824
85	Dormitory Authority of the State of New York, Revenue Bonds, Barnard College, Series 2007A, 5.000%, 7/01/37 – NPFG Insured	7/17 at 100.00	AA-	86,669
7,740	Dormitory Authority of the State of New York, Revenue Bonds, Columbia University, Series 2011A, 5.000%, 10/01/41	4/21 at 100.00	AAA	8,573,908
750	Dormitory Authority of the State of New York, Revenue Bonds, Convent of the Sacred Heart, Series 2011, 5.625%, 11/01/32 – AGM Insured	5/21 at 100.00	AA	850,387
2,760	Dormitory Authority of the State of New York, Revenue Bonds, Icahn School of Medicine at Mount Sinai, Refunding Series 2015A, 5.000%, 7/01/40	7/25 at 100.00	A-	2,990,101
4,590	Dormitory Authority of the State of New York, Revenue Bonds, New School University, Series 2015A, 5.000%, 7/01/45	7/25 at 100.00	A-	5,011,270
1,055	Dormitory Authority of the State of New York, Revenue Bonds, New York University, Series 2001-1, 5.500%, 7/01/40 – AMBAC Insured	No Opt. Call	AA-	1,318,265
1,500	Dormitory Authority of the State of New York, Revenue Bonds, New York University, Series 2009B, 5.000%, 7/01/39	7/19 at 100.00	AA-	1,609,320
3,450	Dormitory Authority of the State of New York, Revenue Bonds, New York University, Series 2015A, 5.000%, 7/01/35	No Opt. Call	AA-	3,874,350
1,200	Dormitory Authority of the State of New York, Revenue Bonds, Non State Supported Debt, Cornell University, Series 2008C, 5.000%, 7/01/37	7/20 at 100.00	Aa1	1,319,376
NUVEEN      33

Nuveen New York Municipal Bond Fund (continued)
Portfolio of Investments	November 30, 2016 (Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Education and Civic Organizations (continued)
$ 5,000	Dormitory Authority of the State of New York, Revenue Bonds, Pratt Institute, Series 2015A, 5.000%, 7/01/44	7/24 at 100.00	A3	$ 5,347,850
3,450	Dormitory Authority of the State of New York, Revenue Bonds, Vaughn College of Aeronautics & Technology, Series 2016A, 5.500%, 12/01/36 (WI/DD, Settling 12/15/16)	12/26 at 100.00	BB-	3,408,772
540	Glen Cove Local Economic Assistance Corporation, New York, Revenue Bonds, Garvies Point Public Improvement Project, Capital Appreciation Series 2016C, 0.000%, 1/01/55 (4)	1/34 at 100.00	N/R	370,759
250	Hempstead Town Local Development Corporation, New York, Revenue Bonds, Adelphi University Project, Series 2009B, 5.250%, 2/01/39	2/19 at 100.00	A-	265,303
1,175	Hempstead Town Local Development Corporation, New York, Revenue Bonds, Molloy College Project, Series 2009, 5.750%, 7/01/39	7/19 at 100.00	BBB	1,256,310
	New Rochelle Corporation, New York, Local Development Revenue Bonds, Iona College Project, Series 2015A:
160	5.000%, 7/01/40	7/25 at 100.00	BBB	167,379
175	5.000%, 7/01/45	7/25 at 100.00	BBB	180,539
2,500	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Polytechnic University, Series 2007, 5.250%, 11/01/37 – ACA Insured	11/17 at 100.00	AA-	2,582,675
	New York City Industrial Development Agency, New York, PILOT Revenue Bonds, Queens Baseball Stadium Project, Series 2006:
4,000	5.000%, 1/01/31 – AMBAC Insured	1/17 at 100.00	BBB	4,008,720
1,060	5.000%, 1/01/39 – AMBAC Insured	1/17 at 100.00	BBB	1,060,244
1,795	4.750%, 1/01/42 – AMBAC Insured	1/17 at 100.00	BBB	1,795,413
5,170	5.000%, 1/01/46 – AMBAC Insured	1/17 at 100.00	BBB	5,171,189
	New York City Industrial Development Authority, New York, PILOT Revenue Bonds, Yankee Stadium Project, Series 2006:
720	5.000%, 3/01/31 – FGIC Insured	3/17 at 100.00	Baa1	721,555
2,500	5.000%, 3/01/36 – NPFG Insured	3/17 at 100.00	AA-	2,506,375
2,140	4.500%, 3/01/39 – FGIC Insured	3/17 at 100.00	Baa1	2,144,558
1,150	4.750%, 3/01/46 – NPFG Insured	3/17 at 100.00	AA-	1,153,070
2,000	New York City Trust for Cultural Resources, New York, Revenue Bonds, Carnegie Hall, Series 2009A, 5.000%, 12/01/39	12/19 at 100.00	A+	2,155,100
740	New York City Trust for Cultural Resources, New York, Revenue Bonds, Whitney Museum of American Art, Series 2011, 5.000%, 7/01/31	1/21 at 100.00	A	810,211
5,375	New York City Trust for Cultural Resources, New York, Revenue Bonds, Wildlife Conservation Society, Series 2013A, 5.000%, 8/01/33	8/23 at 100.00	AA-	6,093,154
34      NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Education and Civic Organizations (continued)
	New York City Trust for Cultural Resources, New York, Revenue Bonds, Wildlife Conservation Society, Series 2014A:
$ 3,800	5.000%, 8/01/38	8/23 at 100.00	AA-	$ 4,295,368
10,000	5.000%, 8/01/43	8/23 at 100.00	AA-	10,947,100
	Onondaga Civic Development Corporation, New York, Revenue Bonds, Le Moyne College Project, Series 2012:
1,000	5.000%, 7/01/32	7/22 at 100.00	Baa2	1,045,510
1,745	5.000%, 7/01/42	7/22 at 100.00	Baa2	1,802,393
1,600	Troy Capital Resource Corporation, New York, Revenue Bonds, Rensselaer Polytechnic Institute, Series 2010A, 5.125%, 9/01/40	9/20 at 100.00	A-	1,748,688
	Yonkers Economic Development Corporation, New York, Revenue Bonds, Charter School Educational Excellence Project, Series 2010A:
1,285	6.000%, 10/15/30	10/20 at 100.00	BB	1,325,567
2,300	6.250%, 10/15/40	10/20 at 100.00	BB	2,381,972
122,350	Total Education and Civic Organizations			130,363,119
	Financials – 1.4%
5,710	New York Liberty Development Corporation, Revenue Bonds, Goldman Sachs Headquarters Issue, Series 2005, 5.250%, 10/01/35	No Opt. Call	A	6,689,436
3,475	New York Liberty Development Corporation, Revenue Bonds, Goldman Sachs Headquarters Issue, Series 2007, 5.500%, 10/01/37	No Opt. Call	A	4,195,889
9,185	Total Financials			10,885,325
	Health Care – 5.8%
550	Dormitory Authority of the State of New York, Highland Hospital of Rochester Revenue Bonds, Series 2010, 5.200%, 7/01/32	7/20 at 100.00	A	591,415
	Dormitory Authority of the State of New York, Orange Regional Medical Center Obligated Group Revenue Bonds, Series 2008:
6,895	6.125%, 12/01/29	12/18 at 100.00	Ba1	7,252,092
4,500	6.250%, 12/01/37	12/18 at 100.00	Ba1	4,734,945
2,500	Dormitory Authority of the State of New York, Revenue Bonds, North Shore Long Island Jewish Obligated Group, Series 2011A, 5.000%, 5/01/41	5/21 at 100.00	A	2,709,750
2,300	Dormitory Authority of the State of New York, Revenue Bonds, North Shore Long Island Jewish Obligated Group, Series 2015A, 5.000%, 5/01/43	5/25 at 100.00	A	2,478,319
1,000	Dormitory Authority of the State of New York, Revenue Bonds, Orange Regional Medical Center Obligated Group, Series 2015, 5.000%, 12/01/29	No Opt. Call	Ba1	1,064,800
	Dutchess County Industrial Development Agency, New York, Civic Facility Revenue Bonds, Vassar Brothers Medical Center Facility, Series 2005:
545	5.500%, 4/01/30	10/20 at 100.00	AA	601,282
950	5.500%, 4/01/34	10/20 at 100.00	AA	1,041,551
5,105	Dutchess County Local Development Corporation, New York, Revenue Bonds, Health Quest Systems, Inc. Project, Series 2016B, 5.000%, 7/01/46	7/26 at 100.00	A-	5,503,803
375	Monroe County Industrial Development Corporation Tax-Exempt Revenue Bonds, New York, Highland Hospital of Rochester Project, Series 2015, 5.000%, 7/01/34	7/25 at 100.00	A	410,280
NUVEEN      35

Nuveen New York Municipal Bond Fund (continued)
Portfolio of Investments	November 30, 2016 (Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Health Care (continued)
	Monroe County Industrial Development Corporation, New York, FHA Insured Mortgage Revenue Bonds, Unity Hospital of Rochester Project, Series 2010:
$ 2,720	5.750%, 8/15/35	2/21 at 100.00	AA	$ 3,074,987
5,000	5.500%, 8/15/40	2/21 at 100.00	AA	5,590,150
1,395	Monroe County Industrial Development Corporation, New York, Revenue Bonds, Rochester General Hospital Project, Series 2013A, 5.000%, 12/01/42	12/22 at 100.00	A-	1,484,099
	Saratoga County Industrial Development Agency, New York, Civic Facility Revenue Bonds, Saratoga Hospital Project, Series 2007B:
1,000	5.125%, 12/01/27	12/17 at 100.00	A-	1,027,750
500	5.250%, 12/01/32	12/17 at 100.00	A-	513,330
1,715	Suffolk County Economic Development Corporation, New York, Revenue Bonds, Catholic Health Services of Long Island Obligated Group Project, Refunding Series 2011, 5.000%, 7/01/28	7/21 at 100.00	BBB+	1,855,939
1,000	Westchester County Local Development Corporation, New York, Revenue Bonds, Westchester Medical Center Obligated Group Project, Series 2016, 5.000%, 11/01/46	11/25 at 100.00	BBB	1,029,700
2,000	Yonkers Industrial Development Agency, New York, Revenue Bonds, St. John's Riverside Hospital, Series 2001A, 7.125%, 7/01/31	1/17 at 100.00	BB-	2,003,260
1,060	Yonkers Industrial Development Agency, New York, Revenue Bonds, St. John's Riverside Hospital, Series 2001B, 7.125%, 7/01/31	7/17 at 100.00	BB-	1,061,728
41,110	Total Health Care			44,029,180
	Housing/Multifamily – 0.9%
170	East Syracuse Housing Authority, New York, FHA-Insured Section 8 Assisted Revenue Refunding Bonds, Bennet Project, Series 2001A, 6.700%, 4/01/21	4/17 at 100.00	AA	170,517
855	New York City Housing Development Corporation, New York, Multifamily Housing Revenue Bonds, Series 2010D-1A, 5.000%, 11/01/42	5/20 at 100.00	AA+	916,107
2,500	New York State Housing Finance Agency, Affordable Housing Revenue Bonds, Series 2007B, 5.300%, 11/01/37 (Alternative Minimum Tax)	11/17 at 100.00	Aa2	2,520,850
705	New York State Housing Finance Agency, Affordable Housing Revenue, Series 2007A, 5.250%, 11/01/38 (Alternative Minimum Tax)	11/17 at 100.00	Aa2	709,871
30	New York State Housing Finance Agency, Mortgage Revenue Refunding Bonds, Housing Project, Series 1996A, 6.125%, 11/01/20 – AGM Insured	5/17 at 100.00	AA	30,076
1,625	New York State Housing Finance Agency, Multifamily Housing Revenue Bonds, Cannon Street Senior Housing Project, Series 2007A, 5.300%, 2/15/39 (Alternative Minimum Tax)	2/17 at 100.00	Aa1	1,634,864
1,000	New York State Housing Finance Agency, Secured Mortgage Program Multifamily Housing Revenue Bonds, Series 2001G, 5.400%, 8/15/33 (Alternative Minimum Tax)	2/17 at 100.00	Aa1	1,000,850
6,885	Total Housing/Multifamily			6,983,135
	Industrials – 1.7%
460	Build New York City Resource Corporation, New York, Solid Waste Disposal Revenue Bonds, Pratt Paper NY, Inc. Project, Series 2014, 5.000%, 1/01/35 (Alternative Minimum Tax)	1/25 at 100.00	N/R	496,110
12,520	New York Liberty Development Corporation, New York, Liberty Revenue Bonds, 3 World Trade Center Project, Class 1 Series 2014, 5.000%, 11/15/44	11/24 at 100.00	N/R	12,724,326
12,980	Total Industrials			13,220,436
36      NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Long-Term Care – 1.5%
$ 1,070	Dormitory Authority of the State of New York, GNMA Collateralized Revenue Bonds, Cabrini of Westchester Project, Series 2006, 5.200%, 2/15/41	2/17 at 103.00	AA+	$ 1,110,029
	Dormitory Authority of the State of New York, Insured Revenue Bonds, NYSARC Inc Projects, Series 2007B:
290	6.000%, 7/01/26 – AMBAC Insured	7/19 at 100.00	Aa2	318,899
310	6.000%, 7/01/27 – AMBAC Insured	7/19 at 100.00	Aa2	341,301
330	6.000%, 7/01/28 – AMBAC Insured	7/19 at 100.00	Aa2	363,102
350	6.000%, 7/01/29 – AMBAC Insured	7/19 at 100.00	Aa2	385,200
1,460	6.000%, 7/01/36 – AMBAC Insured	7/19 at 100.00	Aa2	1,599,853
1,000	Dormitory Authority of the State of New York, Insured Revenue Bonds, NYSARC Inc Projects, Series 2009A, 6.000%, 7/01/38	7/19 at 100.00	Aa2	1,094,730
650	Dormitory Authority of the State of New York, Non-State Supported Debt, Ozanam Hall of Queens Nursing Home Revenue Bonds, Series 2006, 5.000%, 11/01/31	5/17 at 100.00	Baa1	602,010
	Dormitory Authority of the State of New York, Revenue Bonds, Providence Rest, Series 2005:
50	5.125%, 7/01/30 – ACA Insured	7/17 at 100.00	N/R	48,836
555	5.000%, 7/01/35 – ACA Insured	7/17 at 100.00	N/R	532,778
1,700	East Rochester Housing Authority, New York, Senior Living Revenue Bonds, Woodland Village Project, Series 2006, 5.500%, 8/01/33	8/18 at 100.00	N/R	1,711,152
	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Special Needs Facilities Pooled Program, Series 2008A-1:
630	5.800%, 7/01/23	7/17 at 100.00	N/R	611,081
975	6.100%, 7/01/28	7/17 at 100.00	N/R	928,756
210	6.200%, 7/01/33	7/17 at 100.00	N/R	197,467
1,225	Suffolk County Economic Development Corporation, New York, Revenue Bonds, Peconic Landing At Southold, Inc. Project, Refunding Series 2010, 6.000%, 12/01/40	12/20 at 100.00	BBB-	1,322,779
10,805	Total Long-Term Care			11,167,973
	Tax Obligation/General – 4.1%
505	New York City, New York, General Obligation Bonds, Fiscal 2008 Series D-1, 5.125%, 12/01/26	12/17 at 100.00	AA	525,331
	New York City, New York, General Obligation Bonds, Fiscal 2012 Series A-1:
1,900	5.000%, 10/01/30	No Opt. Call	AA	2,125,720
1,915	5.000%, 10/01/31	No Opt. Call	AA	2,142,502
3,000	5.000%, 10/01/33	10/22 at 100.00	AA	3,356,400
	New York City, New York, General Obligation Bonds, Fiscal 2013 Series F-1:
1,810	5.000%, 3/01/32	3/23 at 100.00	AA	2,026,965
6,100	5.000%, 3/01/37	3/23 at 100.00	AA	6,779,540
2,000	New York City, New York, General Obligation Bonds, Fiscal 2014 Series D-1, 5.000%, 8/01/30	8/23 at 100.00	AA	2,267,220
2,500	New York City, New York, General Obligation Bonds, Fiscal 2015 Series A, 5.000%, 8/01/32	8/24 at 100.00	AA	2,801,975
6,670	New York City, New York, General Obligation Bonds, Series 2011D-I, 5.000%, 10/01/34	No Opt. Call	AA	7,424,911
NUVEEN      37

Nuveen New York Municipal Bond Fund (continued)
Portfolio of Investments	November 30, 2016 (Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/General (continued)
$ 1,680	Poughkeepsie City, New York, Bond Anticipation Notes, Series 2016A, 3.750%, 5/07/17	No Opt. Call	N/R	$ 1,684,704
28,080	Total Tax Obligation/General			31,135,268
	Tax Obligation/Limited – 22.6%
255	Albany Parking Authority, New York, Revenue Refunding Bonds, Series 1992A, 0.000%, 11/01/17	No Opt. Call	N/R	250,915
	Dormitory Authority of the State of New York, Residential Institutions for Children Revenue Bonds, Series 2008-A1:
2,000	5.000%, 6/01/33	6/18 at 100.00	Aa1	2,085,660
2,500	5.000%, 6/01/38	6/18 at 100.00	Aa1	2,607,075
20	Dormitory Authority of the State of New York, Revenue Bonds, School Districts Financing Program, Series 2009C, 5.125%, 10/01/36 – AGC Insured	10/19 at 100.00	AA	21,683
485	Dormitory Authority of the State of New York, Revenue Bonds, State University Educational Facilities, Series 1993C, 5.250%, 5/15/19	5/17 at 100.00	AA	512,795
5,955	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, General Purpose Series 2011C, 5.000%, 3/15/34	No Opt. Call	AAA	6,590,815
1,000	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, General Purpose Series 2012D, 5.000%, 2/15/37	No Opt. Call	AAA	1,117,200
3,000	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, General Purpose Series 2014C, Group C, 5.000%, 3/15/44	3/24 at 100.00	AAA	3,295,350
6,000	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, General Purpose Series 2015A, 5.000%, 3/15/31	3/25 at 100.00	AAA	6,832,320
2,835	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, General Purpose Series 2015B Group B, 5.000%, 2/15/32	2/25 at 100.00	AAA	3,209,447
1,000	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, General Purpose Series 2015B Group C, 5.000%, 2/15/38	2/25 at 100.00	AAA	1,110,690
7,120	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, General Purpose Series 2016A Group B, 5.000%, 2/15/36	8/26 at 100.00	AAA	8,053,788
3,025	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, General Purpose, Series 2009A, 5.000%, 2/15/34	2/19 at 100.00	AAA	3,222,563
	Dormitory Authority of the State of New York, State Sales Tax Revenue Bonds, Series 2014A:
5,000	5.000%, 3/15/33	3/24 at 100.00	AAA	5,660,850
2,500	5.000%, 3/15/37	3/24 at 100.00	AAA	2,780,175
2,825	Dormitory Authority of the State of New York, State Sales Tax Revenue Bonds, Series 2015B. Group A,B&C, 5.000%, 3/15/35	9/25 at 100.00	AAA	3,200,301
4,000	Dormitory Authority of the State of New York, State Sales Tax Revenue Bonds, Series 2016A. Groups A,B&C, 5.000%, 3/15/29	No Opt. Call	AAA	4,718,880
4,000	Government of Guam, Business Privilege Tax Bonds, Refunding Series 2015D, 5.000%, 11/15/29	No Opt. Call	A	4,375,840
12,000	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Senior Fiscal 2012 Series 2011A, 5.250%, 2/15/47	2/21 at 100.00	A	13,211,640
11,675	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Series 2006A, 5.000%, 2/15/47 – FGIC Insured	2/17 at 100.00	A	11,744,583
4,000	Monroe County Industrial Development Agency, New York, School Facility Revenue Bonds, Rochester Schools Modernization Project, Series 2013, 5.000%, 5/01/28	5/23 at 100.00	AA	4,551,480
38      NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
$ 7,800	New York City Transitional Finance Authority, New York, Building Aid Revenue Bonds, Fiscal Series 2007S-2, 5.000%, 1/15/28 – FGIC Insured	1/17 at 100.00	AA	$ 7,837,752
4,520	New York City Transitional Finance Authority, New York, Building Aid Revenue Bonds, Fiscal Series 2009-S1, 5.500%, 7/15/31	7/18 at 100.00	AA	4,807,653
8,500	New York City Transitional Finance Authority, New York, Building Aid Revenue Bonds, Fiscal Series 2015S-2, 5.000%, 7/15/40	7/25 at 100.00	AA	9,455,230
3,950	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Subordinate Fiscal 2013 Series I, 5.000%, 5/01/38	5/23 at 100.00	AAA	4,420,326
2,500	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Subordinate Fiscal 2014 Series B-1, 5.000%, 11/01/36	5/24 at 100.00	AAA	2,832,100
5,715	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Subordinate Fiscal 2014 Series D-1, 5.000%, 2/01/35	2/24 at 100.00	AAA	6,447,206
10,000	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Subordinate Fiscal 2015 Series E-1, 5.000%, 2/01/41	2/25 at 100.00	AAA	11,012,500
5,000	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Subordinate Fiscal 2017 Series B-1, 5.000%, 8/01/36	8/26 at 100.00	AAA	5,619,250
9,000	New York City Transitional Finance Authority, New York, Future Tax Secured Revenue Bonds, Subordinate Lien Series 2011C, 5.000%, 11/01/39	11/20 at 100.00	AAA	9,929,790
5,500	New York State Thruway Authority, Highway and Bridge Trust Fund Bonds, Series 2005B, 5.500%, 4/01/20 – AMBAC Insured (UB) (5)	No Opt. Call	AA+	6,193,990
5,000	New York State Thruway Authority, Second General Highway and Bridge Trust Fund Bonds, Series 2011A-1, 5.000%, 4/01/31	4/21 at 100.00	AA+	5,512,650
2,000	Suffolk County Judicial Facilities Agency, New York, Lease Revenue Bonds, H. Lee Dennison Building, Series 2013, 5.000%, 11/01/33	11/23 at 100.00	A-	2,134,740
	Syracuse Industrial Development Authority, New York, PILOT Revenue Bonds, Carousel Center Project, Refunding Series 2016A:
1,620	5.000%, 1/01/34 (Alternative Minimum Tax)	1/26 at 100.00	A-	1,732,153
5,430	5.000%, 1/01/36 (Alternative Minimum Tax)	1/26 at 100.00	A-	5,767,746
157,730	Total Tax Obligation/Limited			172,857,136
	Transportation – 18.3%
2,125	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Refunding Series 2012H, 5.000%, 11/15/31	No Opt. Call	AA-	2,379,915
4,845	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2010D, 5.250%, 11/15/40	11/20 at 100.00	AA-	5,369,956
3,520	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2013A, 5.000%, 11/15/31	5/23 at 100.00	AA-	3,917,373
1,000	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2013C, 5.000%, 11/15/32	5/23 at 100.00	AA-	1,111,040
2,500	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2013E, 5.000%, 11/15/32	11/23 at 100.00	AA-	2,796,875
NUVEEN      39

Nuveen New York Municipal Bond Fund (continued)
Portfolio of Investments	November 30, 2016 (Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Transportation (continued)
	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2014B:
$ 2,000	5.250%, 11/15/38	5/24 at 100.00	AA-	$ 2,246,120
1,000	5.250%, 11/15/44	5/24 at 100.00	AA-	1,118,160
	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2015C-1:
5,000	5.250%, 11/15/29	11/25 at 100.00	AA-	5,740,350
8,610	5.250%, 11/15/31	11/25 at 100.00	AA-	9,874,034
	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Bronx Parking Development Company, LLC Project, Series 2007:
2,800	5.750%, 10/01/37 (6)	10/17 at 100.00	N/R	902,104
2,000	5.875%, 10/01/46 (6)	10/17 at 102.00	N/R	644,360
9,500	New York City, Industrial Development Agency, Senior Airport Facilities Revenue Refunding Bonds, TrIPs Obligated Group, Series 2012A, 5.000%, 7/01/28 (Alternative Minimum Tax)	No Opt. Call	BBB	10,095,650
3,370	New York Liberty Development Corporation, New York, Liberty Revenue Bonds, 4 World Trade Center Project, Series 2011, 5.000%, 11/15/44	11/21 at 100.00	A+	3,709,325
8,940	New York State Thruway Authority, General Revenue Junior Indebtedness Obligations, Series 2016A, 5.000%, 1/01/41	1/26 at 100.00	A-	9,793,502
3,285	New York Transportation Development Corporation, New York, Special Facility Revenue Bonds, American Airlines, Inc. John F Kennedy International Airport Project, Refunding Series 2016, 5.000%, 8/01/31 (Alternative Minimum Tax)	8/21 at 100.00	BB	3,338,480
13,685	New York Transportation Development Corporation, Special Facilities Bonds, LaGuardia Airport Terminal B Redevelopment Project, Series 2016A, 5.000%, 7/01/46 (Alternative Minimum Tax)	7/24 at 100.00	BBB	13,934,204
3,330	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Eighty-Forth Series 2014, 5.000%, 9/01/39	9/24 at 100.00	AA-	3,738,491
	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Eighty-Ninth Series 2015:
1,625	5.000%, 5/01/30	5/25 at 100.00	AA-	1,858,691
3,140	5.000%, 5/01/31	5/25 at 100.00	AA-	3,576,554
1,730	5.000%, 5/01/35	5/25 at 100.00	AA-	1,940,558
2,520	5.000%, 5/01/40	5/25 at 100.00	AA-	2,797,402
4,210	5.000%, 5/01/45	5/25 at 100.00	AA-	4,644,346
5,000	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Fifty Second Series 2007, 5.000%, 11/01/28 (Alternative Minimum Tax)	5/18 at 100.00	AA-	5,241,700
	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Ninety-Fourth Series 2015:
6,000	5.000%, 10/15/35	10/25 at 100.00	AA-	6,833,460
4,465	5.000%, 10/15/41	10/25 at 100.00	AA-	4,961,196
10,000	5.250%, 10/15/55	10/25 at 100.00	AA-	11,250,800
3,585	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air Terminal LLC Project, Eighth Series 2010, 6.000%, 12/01/36	12/20 at 100.00	Baa1	4,064,924
40      NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Transportation (continued)
$ 4,585	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air Terminal LLC, Sixth Series 1997, 5.750%, 12/01/25 – NPFG Insured (Alternative Minimum Tax)	12/16 at 100.00	AA-	$ 4,669,593
3,905	Triborough Bridge and Tunnel Authority, New York, General Purpose Revenue Bonds, MTA Bridges & Tunnels, Series 2014A, 5.000%, 11/15/39	5/24 at 100.00	AA-	4,327,052
1,560	Triborough Bridge and Tunnel Authority, New York, General Purpose Revenue Bonds, Refunding Subordinate Lien Series 2002E, 5.500%, 11/15/20 – NPFG Insured	No Opt. Call	AA-	1,784,858
1,500	Triborough Bridge and Tunnel Authority, New York, Subordinate Lien General Purpose Revenue Refunding Bonds, Tender Option Bond Trust 2016-XG0004, 8.815%, 11/15/33 (IF) (5)	11/18 at 100.00	AA-	1,695,570
131,335	Total Transportation			140,356,643
	U.S. Guaranteed – 9.2% (7)
1,000	Albany Capital Resource Corporation, New York, St. Peter's Hospital Project, Series 2011, 6.125%, 11/15/30 (Pre-refunded 11/15/20)	11/20 at 100.00	N/R (7)	1,169,840
8,065	Albany Industrial Development Agency, New York, Revenue Bonds, Saint Peter's Hospital, Series 2008A, 5.250%, 11/15/32 (Pre-refunded 11/15/17)	11/17 at 100.00	N/R (7)	8,401,552
3,875	Brooklyn Arena Local Development Corporation, New York, Payment in Lieu of Taxes Revenue Bonds, Barclays Center Project, Series 2009, 6.375%, 7/15/43 (Pre-refunded 1/15/20)	1/20 at 100.00	AA+ (7)	4,435,054
1,600	Canton Capital Resource Corporation, New York, Student Housing Facility Revenue Bonds, Grasse River LLC at SUNY Canton Project Series 2010A, 5.000%, 5/01/40 (Pre-refunded 5/01/20)	5/20 at 100.00	AA (7)	1,779,920
1,880	Dormitory Authority of the State of New York, General Revenue Bonds, Saint Johns University, Series 2007A, 5.250%, 7/01/32 (Pre-refunded 7/01/17) – NPFG Insured	7/17 at 100.00	AA- (7)	1,928,466
350	Dormitory Authority of the State of New York, Revenue Bonds, Barnard College, Series 2007A, 5.000%, 7/01/37 (Pre-refunded 7/01/17) – NPFG Insured	7/17 at 100.00	AA- (7)	358,411
350	Dormitory Authority of the State of New York, Revenue Bonds, New School University, Series 2010, 5.250%, 7/01/30 (Pre-refunded 7/01/20)	7/20 at 100.00	A- (7)	393,694
585	Dormitory Authority of the State of New York, Revenue Bonds, New York University, Series 2007, 5.000%, 7/01/32 (Pre-refunded 7/01/17) – AMBAC Insured	7/17 at 100.00	AA- (7)	599,227
1,000	Dormitory Authority of the State of New York, Revenue Bonds, North Shore Long Island Jewish Obligated Group, Series 2009A, 5.500%, 5/01/37 (Pre-refunded 5/01/19)	5/19 at 100.00	A (7)	1,097,030
5,600	Dormitory Authority of the State of New York, Revenue Bonds, NYU Hospitals Center, Series 2007B, 5.625%, 7/01/37 (Pre-refunded 7/01/17)	7/17 at 100.00	N/R (7)	5,754,952
1,480	Dormitory Authority of the State of New York, Revenue Bonds, School Districts Financing Program, Series 2009C, 5.125%, 10/01/36 (Pre-refunded 10/01/19) – AGC Insured	10/19 at 100.00	AA (7)	1,633,609
4,025	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, Education Series 2008A, 5.000%, 3/15/28 (Pre-refunded 3/15/18)	3/18 at 100.00	AAA	4,228,906
5	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, General Purpose, Series 2009A, 5.000%, 2/15/34 (Pre-refunded 2/15/19)	2/19 at 100.00	N/R (7)	5,393
1,460	Erie County Industrial Development Agency, New York, School Facility Revenue Bonds, Buffalo City School District Project, Series 2008A, 5.750%, 5/01/27 (Pre-refunded 5/01/18) – AGM Insured	5/18 at 100.00	AA (7)	1,556,068
1,250	Long Island Power Authority, New York, Electric System Revenue Bonds, Refunding Series 2009A, 6.250%, 4/01/33 (Pre-refunded 4/01/19)	4/19 at 100.00	A- (7)	1,387,763
NUVEEN      41

Nuveen New York Municipal Bond Fund (continued)
Portfolio of Investments	November 30, 2016 (Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	U.S. Guaranteed (7) (continued)
	Long Island Power Authority, New York, Electric System Revenue Bonds, Series 2008A:
$ 5,000	5.500%, 5/01/33 (Pre-refunded 5/01/19) – BHAC Insured	5/19 at 100.00	AA+ (7)	$ 5,480,100
10,250	6.000%, 5/01/33 (Pre-refunded 5/01/19)	5/19 at 100.00	A- (7)	11,355,667
	Madison County Industrial Development Agency, New York, Civic Facility Revenue Bonds, Oneida Health System, Series 2007A:
60	4.500%, 2/01/17 (ETM)	No Opt. Call	Aaa	60,379
710	5.250%, 2/01/27 (Pre-refunded 2/01/17)	2/17 at 100.00	Aaa	715,396
785	5.500%, 2/01/32 (Pre-refunded 2/01/17)	2/17 at 100.00	Aaa	791,296
1,680	Monroe Newpower Corporation, New York, Power Facilities Revenue Bonds, Series 2003, 5.500%, 1/01/34 (Pre-refunded 1/01/17)	1/17 at 100.00	A- (7)	1,686,787
735	New York City, New York, General Obligation Bonds, Fiscal 2008 Series D-1, 5.125%, 12/01/26 (Pre-refunded 12/01/17)	12/17 at 100.00	N/R (7)	765,980
	New York State Environmental Facilities Corporation, State Personal Income Tax Revenue Bonds, Series 2008A:
5,050	5.000%, 12/15/26 (Pre-refunded 12/15/17) (UB)	12/17 at 100.00	AAA	5,267,150
60	5.000%, 12/15/27 (Pre-refunded 12/15/17) (UB)	12/17 at 100.00	AAA	62,580
2,950	Niagara Falls Public Water Authority, New York, Water and Sewerage Revenue Bonds, Series 2005, 5.000%, 7/15/27 (Pre-refunded 12/29/16) – SYNCORA GTY Insured	12/16 at 100.00	N/R (7)	2,960,001
1,535	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Forty Eighth Series 2008, Tender Option Bond Trust 2015-XF2178, 16.499%, 8/15/32 (Pre-refunded 8/15/17) – AGM Insured (IF) (5)	8/17 at 100.00	AA (7)	1,716,498
615	Seneca County Industrial Development Authority, New York, Revenue Bonds, New York Chiropractic College, Series 2007, 5.000%, 10/01/27 (Pre-refunded 10/01/17)	10/17 at 100.00	N/R (7)	636,107
290	Suffolk County Economic Development Corporation, New York, Revenue Bonds, Catholic Health Services of Long Island Obligated Group Project, Refunding Series 2011, 5.000%, 7/01/28 (Pre-refunded 7/01/21)	7/21 at 100.00	N/R (7)	329,985
2,385	Syracuse Industrial Development Authority, New York, PILOT Revenue Bonds, Carousel Center Project, Series 2007A, 5.000%, 1/01/36 (Pre-refunded 1/01/17) – SYNCORA GTY Insured (Alternative Minimum Tax)	1/17 at 100.00	A- (7)	2,393,324
1,000	Yonkers Industrial Development Agency, New York, Civic Facility Revenue Bonds, Sarah Lawrence College Project, Series 2001A Remarketed, 6.000%, 6/01/41 (Pre-refunded 6/01/19)	6/19 at 100.00	BBB (7)	1,112,260
65,630	Total U.S. Guaranteed			70,063,395
	Utilities – 8.7%
7,075	Chautauqua County Industrial Development Agency, New York, Exempt Facility Revenue Bonds, NRG Dunkirk Power Project, Series 2009, 5.875%, 4/01/42	2/20 at 100.00	Baa3	7,414,246
1,200	Guam Power Authority, Revenue Bonds, Series 2010A, 5.000%, 10/01/37 – AGM Insured	10/20 at 100.00	AA	1,303,884
420	Guam Power Authority, Revenue Bonds, Series 2012A, 5.000%, 10/01/34	10/22 at 100.00	BBB	436,989
6,000	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 1998A, 0.000%, 12/01/19 – AGM Insured	No Opt. Call	AA	5,656,140
42      NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Utilities (continued)
	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2000A:
$ 2,350	0.000%, 6/01/20 – AGM Insured	No Opt. Call	AA	$ 2,181,764
2,000	0.000%, 6/01/24 – AGM Insured	No Opt. Call	AA	1,629,620
2,000	0.000%, 6/01/25 – AGM Insured	No Opt. Call	AA	1,554,720
2,980	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2014A, 5.000%, 9/01/44	9/24 at 100.00	A-	3,264,113
10,000	Long Island Power Authority, New York, Electric System Revenue Bonds, Series 2011A, 5.000%, 5/01/38	5/21 at 100.00	A-	10,770,300
11,785	Niagara Area Development Corporation, New York, Solid Waste Disposal Facility Revenue Refunding Bonds, Covanta Energy Project, Series 2012A, 5.250%, 11/01/42 (Alternative Minimum Tax)	No Opt. Call	BB+	11,888,119
3,120	Suffolk County Industrial Development Agency, New York, Revenue Bonds, Nissequogue Cogeneration Partners Facility, Series 1998, 5.500%, 1/01/23 (Alternative Minimum Tax)	1/17 at 100.00	N/R	3,103,121
10,000	Utility Debt Securitization Authority, New York, Restructuring Bonds, Refunding Series 2015, 5.000%, 12/15/32	12/25 at 100.00	AAA	11,505,100
5,095	Utility Debt Securitization Authority, New York, Restructuring Bonds, Series 2013TE, 5.000%, 12/15/41	12/23 at 100.00	AAA	5,747,771
64,025	Total Utilities			66,455,887
	Water and Sewer – 2.8%
10,000	New York City Municipal Water Finance Authority, New York, Water and Sewer System Second General Resolution Revenue Bonds, Fiscal 2013 Series DD, 5.000%, 6/15/35	6/23 at 100.00	AA+	11,249,300
500	New York State Environmental Facilities Corporation, State Clean Water and Drinking Water Revolving Funds Revenue Bonds, New York City Municipal Water Finance Authority Projects, Second Resolution Subordinated Series 2014A, 5.000%, 6/15/30	6/24 at 100.00	AAA	576,515
6,675	New York State Environmental Facilities Corporation, State Clean Water and Drinking Water Revolving Funds Revenue Bonds, New York City Municipal Water Finance Authority Projects, Second Resolution Subordinated SRF Series, 5.000%, 6/15/34	6/25 at 100.00	AAA	7,582,733
NUVEEN      43

Nuveen New York Municipal Bond Fund (continued)
Portfolio of Investments	November 30, 2016 (Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Water and Sewer (continued)
	Water Authority of Western Nassau County, New York, Water System Revenue Bonds, Series 2015A:
$ 675	5.000%, 4/01/40	4/25 at 100.00	AA-	$ 732,375
1,050	5.000%, 4/01/45	4/25 at 100.00	AA-	1,135,355
18,900	Total Water and Sewer			21,276,278
$ 818,080	Total Long-Term Investments (cost $738,751,584)			760,430,187
	Floating Rate Obligations – (1.0)%			(7,955,000)
	Other Assets Less Liabilities – 1.6%			12,554,058
	Net Assets – 100%			$ 765,029,245
Fair Value Measurements
Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$760,430,187	$ —	$760,430,187
Income Tax Information
The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.
As of November 30, 2016, the cost of investments was $730,178,493.
Gross unrealized appreciation and gross unrealized depreciation of investments as of November 30, 2016, were as follows:
Gross unrealized:
Appreciation	$ 32,575,781
Depreciation	(10,279,348)
Net unrealized appreciation (depreciation) of investments	$ 22,296,433
44      NUVEEN

(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Step-up coupon. The rate shown is the coupon as of the end of the reporting period.
(5)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(6)	As of or subsequent to, the end of the reporting period, this security is non-income producing. Non-income producing security, in the case of a fixed-income security, generally denotes that the issuer has (1) defaulted on the payment of principal or interest, (2) is under the protection of the Federal Bankruptcy Court or (3) the Fund’s Adviser has concluded that the issue is not likely to meet its future interest payment obligations and has ceased accruing additional income on the Fund’s records.
(7)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction.
(WI/DD)	Investment, or portion of investment, purchased on a when-issued or delayed delivery basis.
NUVEEN      45

Nuveen California High Yield Municipal Bond Fund
Portfolio of Investments	November 30, 2016 (Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 118.9%
	MUNICIPAL BONDS – 118.3%
	Consumer Discretionary – 0.2%
	Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue Bonds, Southgate Suites Retail Project, Series 2007A:
$ 1,000	6.750%, 12/15/37 (4)	12/17 at 100.00	N/R	$ 642,440
160	6.000%, 12/15/37 (4)	12/16 at 100.00	N/R	87,765
15	Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue Bonds, Southgate Suites Retail Project, Series 2007B, 9.000%, 12/15/14	No Opt. Call	N/R	8,228
500	Morongo Band of Mission Indians, California, Enterprise Revenue Bonds, Series 2008B, 6.500%, 3/01/28	3/18 at 100.00	N/R	525,915
1,675	Total Consumer Discretionary			1,264,348
	Consumer Staples – 9.0%
27,000	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Alameda County Tobacco Asset Securitization Corporation, Subordinate Series 2006A, 0.000%, 6/01/50	12/16 at 100.00	N/R	2,420,550
1,155	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Golden Gate Tobacco Funding Corporation, Turbo, Series 2007A, 5.000%, 6/01/47	6/17 at 100.00	N/R	1,054,989
	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Los Angeles County Securitization Corporation, Series 2006A:
25	5.600%, 6/01/36	12/18 at 100.00	B3	25,413
1,000	5.650%, 6/01/41	12/18 at 100.00	B2	1,016,520
1,205	5.700%, 6/01/46	12/18 at 100.00	B2	1,224,919
1,860	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Merced County Tobacco Funding Corporation, Series 2005A, 5.125%, 6/01/38	12/16 at 100.00	B1	1,758,109
50	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Sonoma County Tobacco Securitization Corporation, Series 2005, 5.250%, 6/01/45	12/16 at 100.00	B-	46,948
20,000	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Stanislaus County Tobacco Funding Corporation, Series 2006A, 0.000%, 6/01/46	12/16 at 100.00	N/R	2,446,400
	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Bonds, Series 2007A-1:
10,250	5.000%, 6/01/33	6/17 at 100.00	B-	9,298,390
7,890	5.750%, 6/01/47	6/17 at 100.00	B-	7,219,666
15,045	5.125%, 6/01/47	6/17 at 100.00	B-	12,916,132
14,100	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Bonds, Series 2007A-2, 5.300%, 6/01/37	6/22 at 100.00	B-	13,027,272
19,050	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Revenue Bonds, First Subordinate Series 2007B-1, 0.000%, 6/01/47	6/17 at 17.48	CCC+	1,468,945
46      NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Consumer Staples (continued)
$ 2,000	Guam Economic Development & Commerce Authority, Tobacco Settlement Asset-Backed Bonds, Series 2007A, 5.625%, 6/01/47	6/17 at 100.00	N/R	$ 1,835,920
22,000	Inland Empire Tobacco Securitization Authority, California, Tobacco Settlement Asset-Backed Bonds, Series 2007C-2, 0.000%, 6/01/47	6/17 at 13.65	N/R	2,468,840
	Silicon Valley Tobacco Securitization Authority, California, Tobacco Settlement Asset-Backed Bonds, Santa Clara County Tobacco Securitization Corporation, Series 2007A:
1,000	0.000%, 6/01/36	6/17 at 34.85	N/R	306,570
7,500	0.000%, 6/01/47	6/17 at 18.52	N/R	922,650
	Tobacco Securitization Authority of Northern California, Tobacco Settlement Asset-Backed Bonds, Series 2005A-1:
1,800	5.375%, 6/01/38	12/16 at 100.00	B-	1,695,096
460	5.500%, 6/01/45	12/16 at 100.00	B-	430,022
	Tobacco Securitization Authority of Southern California, Tobacco Settlement Asset-Backed Bonds, San Diego County Tobacco Asset Securitization Corporation, Senior Series 2006A:
3,295	5.000%, 6/01/37	12/16 at 100.00	BB+	2,991,893
10,330	5.125%, 6/01/46	12/16 at 100.00	B+	9,097,114
167,015	Total Consumer Staples			73,672,358
	Education and Civic Organizations – 11.9%
1,065	California Educational Facilities Authority, Revenue Bonds, Dominican University, Series 2006, 5.000%, 12/01/36	12/16 at 100.00	Ba1	1,067,918
	California Educational Facilities Authority, Revenue Bonds, University of Redlands, Refunding Series 2016A:
1,235	5.000%, 10/01/36	4/26 at 100.00	A3	1,351,522
1,000	5.000%, 10/01/37	4/26 at 100.00	A3	1,094,350
1,125	5.000%, 10/01/38	4/26 at 100.00	A3	1,230,221
2,000	California Infrastructure and Economic Development Bank, Revenue Bonds, Academy of Motion Picture Arts and Sciences Obligated Group, Series 2015A, 5.000%, 11/01/41	11/23 at 100.00	Aa2	2,210,060
	California Municipal Finance Authority Charter School Revenue Bonds, John Adams Academies, Inc. Project, Series 2015A:
900	5.000%, 10/01/35	10/22 at 102.00	BBB-	903,996
1,335	5.250%, 10/01/45	10/22 at 102.00	BBB-	1,347,709
1,000	California Municipal Finance Authority, Charter School Lease Revenue Bonds, Nova Academy Project, Series 2016A, 5.000%, 6/15/46	6/26 at 100.00	BB+	910,080
1,000	California Municipal Finance Authority, Charter School Lease Revenue Bonds, Rocketship 7-Alma Academy Elementary School, Series 2012A, 6.250%, 6/01/43	12/21 at 101.00	N/R	1,063,930
NUVEEN      47

Nuveen California High Yield Municipal Bond Fund (continued)
Portfolio of Investments	November 30, 2016 (Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Education and Civic Organizations (continued)
	California Municipal Finance Authority, Charter School Lease Revenue Bonds, Santa Rosa Academy Project, Series 2015:
$ 400	5.125%, 7/01/35	7/25 at 100.00	BB	$ 405,528
425	5.375%, 7/01/45	7/25 at 100.00	BB	433,173
	California Municipal Finance Authority, Charter School Revenue Bonds, John Adams Academies, Inc. Project, Series 2014A:
1,400	5.000%, 10/01/34	10/22 at 102.00	BBB-	1,406,216
465	5.000%, 10/01/44	10/22 at 102.00	BBB-	458,095
1,145	California Municipal Finance Authority, Charter School Revenue Bonds, Palmdale Aerospace Academy Project, Series 2016A, 5.000%, 7/01/46	7/26 at 100.00	BB	1,124,550
	California Municipal Finance Authority, Charter School Revenue Bonds, Partnerships to Uplift Communities Project, Series 2012A:
1,330	5.000%, 8/01/32	No Opt. Call	BB	1,345,814
4,580	5.250%, 8/01/42	No Opt. Call	BB	4,638,533
1,795	5.300%, 8/01/47	8/22 at 100.00	BB	1,817,904
2,245	California Municipal Finance Authority, Charter School Revenue Bonds, Rocketship Education Multiple Projects, Series 2014A, 7.000%, 6/01/34	6/22 at 102.00	N/R	2,500,953
	California Municipal Finance Authority, Charter School Revenue Bonds, Urban Discovery Academy Project, Series 2014A:
875	5.500%, 8/01/34	8/24 at 100.00	BB	888,046
1,650	6.000%, 8/01/44	8/24 at 100.00	BB	1,687,455
	California Municipal Finance Authority, Education Revenue Bonds, American Heritage Foundation Project, Series 2016A:
840	5.000%, 6/01/36	6/26 at 100.00	BBB-	884,234
1,415	5.000%, 6/01/46	6/26 at 100.00	BBB-	1,472,717
1,335	California Municipal Finance Authority, Educational Facilities Revenue Bonds, OCEAA Project, Series 2008A, 7.000%, 10/01/39	10/18 at 100.00	N/R	1,371,966
	California Municipal Finance Authority, Revenue Bonds, Azusa Pacific University Project, Refunding Series 2015B:
1,435	5.000%, 4/01/35	4/25 at 100.00	Baa3	1,509,290
770	5.000%, 4/01/41	4/25 at 100.00	Baa3	803,818
1,500	California Municipal Finance Authority, Revenue Bonds, Biola University, Refunding Series 2008A, 5.875%, 10/01/34	4/18 at 100.00	Baa1	1,571,535
1,880	California Municipal Finance Authority, Revenue Bonds, California Baptist University, Series 2016A, 5.000%, 11/01/46	11/26 at 100.00	N/R	1,791,471
	California Municipal Finance Authority, Revenue Bonds, Creative Center of Los Altos Project Pinewood & Oakwood Schools, Series 2016B:
500	4.000%, 11/01/36	11/26 at 100.00	N/R	442,575
600	4.500%, 11/01/46	11/26 at 100.00	N/R	525,906
1,290	California Municipal Finance Authority, Revenue Bonds, Emerson College, Series 2011, 5.000%, 1/01/28	No Opt. Call	BBB+	1,407,648
300	California Municipal Finance Authority, Revenue Bonds, Goodwill Industries of Sacramento Valley & Northern Nevada Project, Series 2012A, 6.625%, 1/01/32	1/22 at 100.00	N/R	319,770
48      NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Education and Civic Organizations (continued)
$ 3,700	California Municipal Finance Authority, Revenue Bonds, Goodwill Industries of Sacramento Valley & Northern Nevada Project, Series 2014A, 5.250%, 1/01/45	1/25 at 100.00	N/R	$ 3,485,215
	California Municipal Finance Authority, Revenue Bonds, Touro College and University System, Series 2014A:
1,245	5.250%, 1/01/34	7/24 at 100.00	BBB-	1,309,080
250	5.250%, 1/01/40	7/24 at 100.00	BBB-	260,090
1,075	California School Finance Authority Charter School Facility Revenue Bonds, Grimmway Schools-Obligated Group, Series 2016A, 5.000%, 7/01/46	7/26 at 100.00	BB+	950,193
1,020	California School Finance Authority Charter School Revenue Bonds, California, ACE Charter Schools, Obligated Group, Series 2016A, 5.000%, 6/01/52	6/26 at 100.00	N/R	896,407
	California School Finance Authority, California, Charter School Revenue Bonds, Aspire Public Schools, Refunding Series 2015A:
1,000	5.000%, 8/01/40	8/25 at 100.00	BBB	1,038,710
1,600	5.000%, 8/01/45	8/25 at 100.00	BBB	1,654,944
2,000	California School Finance Authority, California, Charter School Revenue Bonds, Aspire Public Schools, Refunding Series 2016, 5.000%, 8/01/46	8/25 at 100.00	BBB	2,067,240
1,100	California School Finance Authority, California, Charter School Revenue Bonds, Encore Education Obligated Group, Series 2016A, 5.000%, 6/01/52	6/26 at 100.00	N/R	937,728
1,300	California School Finance Authority, California, Charter School Revenue Bonds, TEACH Public Schools Obligated Group, Series 2016A, 5.875%, 6/01/52	No Opt. Call	N/R	1,152,177
	California School Finance Authority, Charter School Revenue Bonds, City Charter School Obligated Group, Series 2016A:
2,520	5.000%, 6/01/42	6/26 at 100.00	N/R	2,404,760
2,930	5.000%, 6/01/52	6/26 at 100.00	N/R	2,723,933
600	California School Finance Authority, Charter School Revenue Bonds, Coastal Academy Project, Series 2013A, 5.000%, 10/01/42	10/22 at 100.00	BBB-	619,644
	California School Finance Authority, Charter School Revenue Bonds, Downtown College Prep - Obligated Group, Series 2016:
1,500	4.750%, 6/01/36	6/26 at 100.00	N/R	1,398,735
1,180	5.000%, 6/01/46	6/26 at 100.00	N/R	1,099,583
2,500	California School Finance Authority, Charter School Revenue Bonds, Rocketship Education - Obligated Group, Series 2016A, 5.000%, 6/01/46	6/25 at 100.00	N/R	2,335,825
1,220	California School Finance Authority, Educational Facilities Revenue Bonds, Tri-Valley Learning Corporation, Series 2012A, 7.000%, 6/01/47 (4)	6/20 at 102.00	N/R	909,425
NUVEEN      49

Nuveen California High Yield Municipal Bond Fund (continued)
Portfolio of Investments	November 30, 2016 (Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Education and Civic Organizations (continued)
	California School Finance Authority, Educational Facility Revenue Bonds, New Designs Charter School Project, Series 2014A:
$ 1,000	5.750%, 6/01/34	6/24 at 100.00	BB+	$ 1,061,850
1,500	6.000%, 6/01/44	6/24 at 100.00	BB+	1,605,465
	California School Finance Authority, Educational Facility Revenue Bonds, Partnerships to Uplift Communities Valley Project, Series 2014:
1,605	6.400%, 8/01/34	2/24 at 100.00	BB-	1,755,485
2,040	6.750%, 8/01/44	2/24 at 100.00	BB-	2,267,419
	California School finance Authority, School Facility Revenue Bonds, ICEF - View Park Elementary and Middle Schools, Series 2014A:
575	5.625%, 10/01/34	10/24 at 100.00	BB	597,644
1,000	5.875%, 10/01/44	10/24 at 100.00	BB	1,047,820
520	6.000%, 10/01/49	10/24 at 100.00	BB	547,253
1,000	California School Finance Authority, School Facility Revenue Bonds, Alliance for College-Ready Public Schools Project, Series 2015A, 4.125%, 7/01/35	7/25 at 100.00	BBB	916,420
	California School Finance Authority, School Facility Revenue Bonds, Alliance for College-Ready Public Schools Project, Series 2016A:
4,010	5.000%, 7/01/46	7/25 at 100.00	BBB	4,161,257
2,000	5.000%, 7/01/51	7/25 at 100.00	BBB	2,068,220
1,015	California School Finance Authority, School Facility Revenue Bonds, Alta Public Schools Project, Series 2014A, 6.500%, 11/01/34	11/24 at 100.00	N/R	1,076,062
600	California School Finance Authority, School Facility Revenue Bonds, KIPP LA Projects, Series 2014A, 5.000%, 7/01/34	7/24 at 100.00	BBB-	631,176
1,250	California School Finance Authority, School Facility Revenue Bonds, Value Schools, Series 2013, 6.650%, 7/01/33	7/23 at 100.00	BB+	1,385,363
1,000	California Statewide Communities Development Authority, Charter School Revenue Bonds - Albert Einstein Academy for Letters, Arts, & Sciences Charter School Series 2012, 6.000%, 11/01/32	No Opt. Call	N/R	1,014,840
1,000	California Statewide Communities Development Authority, Charter School Revenue Bonds, Rocketship 4 - Mosaic Elementary Charter School, Series 2011A, 8.500%, 12/01/41	12/21 at 100.00	N/R	1,160,900
1,000	California Statewide Communities Development Authority, Revenue Bonds, Buck Institute for Research on Aging, Tender Option Bond Trust 2015-XF1035, 19.543%, 11/15/49 – AGM Insured (IF) (5)	11/24 at 100.00	AA	1,491,600
850	California Statewide Communities Development Authority, Revenue Bonds, The Culinary Institute of America, Series 2016B, 5.000%, 7/01/46	7/26 at 100.00	Baa2	890,180
1,040	California Statewide Communities Development Authority, School Facility Revenue Bonds, Alliance College-Ready Public Schools, Series 2011A, 7.000%, 7/01/46	7/21 at 100.00	BBB-	1,171,560
815	California Statewide Community Development Authority, Charter School Revenue Bonds, Rocklin Academy Charter, Series 2011A, 8.250%, 6/01/41	6/21 at 100.00	BB+	939,548
2,745	California Statewide Community Development Authority, Revenue Bonds, Bentley School, Series 2010A, 7.000%, 7/01/40	7/20 at 101.00	N/R	3,123,645
1,000	California Statewide Community Development Authority, Revenue Bonds, California Baptist University, Series 2007A, 5.500%, 11/01/38	11/17 at 102.00	N/R	1,006,370
50      NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Education and Civic Organizations (continued)
$ 200	California Statewide Community Development Authority, Revenue Bonds, International School of the Peninsula, Palo Alto, California, Series 2006, 5.000%, 11/01/29	5/17 at 100.00	N/R	$ 200,048
350	California Statewide Community Development Authority, Revenue Bonds, Montessori in Redlands School, Series 2007A, 5.125%, 12/01/36	12/16 at 100.00	N/R	350,161
200	Hawaii Department of Budget and Finance, Private School Revenue Bonds, Montessori of Maui, Series 2007, 5.500%, 1/01/37	2/17 at 100.00	N/R	200,188
345	Pingree Grove Village, Illinois, Charter School Revenue Bonds, Cambridge Lakes Learning Center, Series 2007, 6.000%, 6/01/36	6/18 at 100.00	N/R	323,551
1,250	University of California, General Revenue Bonds, Tender Option Bond Trust 2016-XL0001, 16.490%, 5/15/39 (IF) (5)	5/23 at 100.00	AA	1,780,500
95,485	Total Education and Civic Organizations			98,005,197
	Health Care – 15.8%
	Antelope Valley Healthcare District, California, Revenue Bonds, Series 2016A:
815	5.000%, 3/01/31	3/26 at 100.00	Ba3	865,408
1,250	5.250%, 3/01/36	3/26 at 100.00	Ba3	1,303,687
3,280	5.000%, 3/01/41	3/26 at 100.00	Ba3	3,291,808
4,600	5.000%, 3/01/46	3/26 at 100.00	Ba3	4,564,672
690	California Health Facilities Financing Authority, California, Revenue Bonds, Sutter Health, Refunding Series 2015A, 5.000%, 8/15/43	8/25 at 100.00	AA-	747,139
2,000	California Health Facilities Financing Authority, California, Revenue Bonds, Sutter Health, Refunding Series 2016B, 4.000%, 11/15/41 (UB) (5)	11/26 at 100.00	AA-	1,941,500
8,750	California Health Facilities Financing Authority, California, Revenue Bonds, Sutter Health, Series 2016A, 5.000%, 11/15/46 (UB) (5)	11/25 at 100.00	AA-	9,430,575
950	California Health Facilities Financing Authority, Revenue Bonds, Cedars-Sinai Medical Center, Refunding Series 2015, 5.000%, 11/15/33	11/25 at 100.00	Aa3	1,051,061
1,315	California Health Facilities Financing Authority, Revenue Bonds, El Camino Hospital, Refunding Series 2015A, 5.000%, 2/01/40	2/25 at 100.00	A+	1,417,202
625	California Health Facilities Financing Authority, Revenue Bonds, Kaiser Permanante System, Tender Option Bond Trust 2015-XF1002, 15.688%, 4/01/42 (IF) (5)	4/22 at 100.00	AA-	859,425
1,220	California Health Facilities Financing Authority, Revenue Bonds, Lucile Salter Packard Children's Hospital, Series 2012A, 5.000%, 8/15/51 (UB) (5)	8/22 at 100.00	AA	1,330,349
7,800	California Health Facilities Financing Authority, Revenue Bonds, Lucile Salter Packard Children's Hospital, Series 2016B, 5.000%, 8/15/55 (UB) (5)	8/26 at 100.00	AA	8,513,154
	California Health Facilities Financing Authority, Revenue Bonds, Lucile Salter Packard Children's Hospital, Tender Option Bond Trust 2015-XF0152:
260	16.098%, 8/15/43 (IF) (5)	8/24 at 100.00	AA	340,369
695	16.121%, 8/15/51 (IF) (5)	8/22 at 100.00	AA	946,451
80	California Health Facilities Financing Authority, Revenue Bonds, Providence Health & Services, Tender Option Bond Trust 2015-XF0120, 20.160%, 10/01/38 (IF) (5)	10/24 at 100.00	AA-	124,848
NUVEEN      51

Nuveen California High Yield Municipal Bond Fund (continued)
Portfolio of Investments	November 30, 2016 (Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Health Care (continued)
	California Health Facilities Financing Authority, Revenue Bonds, Providence Health & Services, Tender Option Bond Trust 2015-XF1034:
$ 3,600	20.178%, 10/01/44 (IF) (5)	10/24 at 100.00	AA-	$ 4,950,000
795	20.106%, 10/01/44 (IF) (5)	10/24 at 100.00	AA-	1,091,996
	California Health Facilities Financing Authority, Revenue Bonds, Stanford Hospitals and Clinics, Tender Option Bond Trust 2015-XF0131:
200	19.916%, 8/15/51 (IF) (5)	8/22 at 100.00	AA	281,250
200	19.906%, 8/15/51 (IF) (5)	8/22 at 100.00	AA	281,204
	California Health Facilities Financing Authority, Revenue Bonds, Stanford Hospitals and Clinics, Tender Option Bond Trust 2016-XG0049:
1,000	16.057%, 8/15/51 (IF) (5)	8/22 at 100.00	AA	1,324,900
250	16.061%, 8/15/51 (IF) (5)	8/22 at 100.00	AA	331,250
1,000	California Municipal Finance Authority, Revenue Bonds, Community Medical Centers, Series 2015A, 5.000%, 2/01/46	2/25 at 100.00	A-	1,052,660
750	California Municipal Finance Authority, Revenue Bonds, Eisenhower Medical Center, Series 2010A, 5.750%, 7/01/40	7/20 at 100.00	Baa2	794,955
	California Municipal Finance Authority, Revenue Bonds, NorthBay Healthcare Group, Series 2015:
200	5.000%, 11/01/35	11/24 at 100.00	BBB-	210,678
750	5.000%, 11/01/40	11/24 at 100.00	BBB-	785,925
1,250	5.000%, 11/01/44	11/24 at 100.00	BBB-	1,308,162
585	California Municipal Financing Authority, Certificates of Participation, Community Hospitals of Central California, Series 2007, 5.250%, 2/01/27	2/17 at 100.00	A-	587,744
1,000	California Statewide Communities Development Authority, California, Redlands Community Hospital, Revenue Bonds, Series 2016, 4.000%, 10/01/41	10/26 at 100.00	A-	879,310
	California Statewide Communities Development Authority, California, Revenue Bonds, Loma Linda University Medical Center, Series 2014A:
4,800	5.250%, 12/01/44	12/24 at 100.00	BB+	4,865,712
9,600	5.500%, 12/01/54	12/24 at 100.00	BB+	9,868,800
	California Statewide Communities Development Authority, California, Revenue Bonds, Loma Linda University Medical Center, Series 2016A:
4,000	5.000%, 12/01/46	6/26 at 100.00	BB+	3,975,360
5,795	5.250%, 12/01/56	6/26 at 100.00	BB+	5,872,885
	California Statewide Communities Development Authority, Revenue Bonds, Cottage Health System Obligated Group, Refunding Series 2015:
200	5.000%, 11/01/32	11/24 at 100.00	AA-	222,636
200	5.000%, 11/01/33	11/24 at 100.00	AA-	221,902
1,500	5.000%, 11/01/43	11/24 at 100.00	AA-	1,633,830
	California Statewide Communities Development Authority, Revenue Bonds, Henry Mayo Newhall Memorial Hospital, Series 2014:
2,540	5.000%, 10/01/34 – AGM Insured	10/24 at 100.00	AA	2,760,904
1,625	5.250%, 10/01/43 – AGM Insured	10/24 at 100.00	AA	1,778,692
1,480	California Statewide Communities Development Authority, Revenue Bonds, Huntington Memorial Hospital, Refunding Series 2014B, 5.000%, 7/01/44	7/24 at 100.00	A-	1,565,056
52      NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Health Care (continued)
$ 9,000	California Statewide Communities Development Authority, Revenue Bonds, John Muir Health, Series 2016A, 5.000%, 8/15/51 (UB) (5)	8/26 at 100.00	A+	$ 9,685,350
480	California Statewide Community Development Authority, Health Facility Revenue Bonds, Catholic Healthcare West, Series 2008A, 5.500%, 7/01/30	7/17 at 100.00	A	489,816
	California Statewide Community Development Authority, Revenue Bonds, Childrens Hospital of Los Angeles, Series 2007:
250	5.000%, 8/15/39 – NPFG Insured	8/17 at 100.00	AA-	253,680
5,750	5.000%, 8/15/47	8/17 at 100.00	BBB+	5,821,645
	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity Health System, Series 2005A:
3,115	5.750%, 7/01/24 (6)	1/17 at 100.00	CCC	2,970,713
1,425	5.500%, 7/01/30 (6)	1/17 at 100.00	CCC	1,328,941
2,045	5.500%, 7/01/35 (6)	1/17 at 100.00	CCC	1,883,240
9,280	5.250%, 7/01/39 (6)	1/17 at 100.00	CCC	8,465,123
230	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity Health System, Series 2005H, 5.250%, 7/01/25 (6)	1/17 at 100.00	CCC	218,351
715	California Statewide Community Development Authority, Revenue Bonds, Sutter Health, Tender Option Bond Trust 2015-XF2186, 17.505%, 11/15/48 (IF) (5)	5/18 at 100.00	AA-	838,638
1,285	California Statewide Community Development Authority, Revenue Bonds, Sutter Health, Tender Option Bond Trust 2016-XF2351, 17.792%, 11/15/48 (IF) (5)	5/18 at 100.00	AA-	1,507,202
350	Madera County, California, Certificates of Participation, Children's Hospital Central California, Series 2010, 5.375%, 3/15/36	3/20 at 100.00	AA-	376,082
	Marysville, California, Revenue Bonds, Fremont-Rideout Health Group, Series 2011:
485	5.125%, 1/01/33	1/21 at 100.00	BBB	483,923
635	5.250%, 1/01/42	1/21 at 100.00	BBB	633,216
1,060	Oak Valley Hospital District, Stanislaus County, California, Revenue Bonds, Series 2010A, 7.000%, 11/01/35	11/20 at 100.00	BB	1,096,464
500	Palomar Pomerado Health Care District, California, Certificates of Participation, Series 2010, 6.000%, 11/01/41	11/20 at 100.00	BBB-	545,930
5,500	Rancho Mirage Joint Powers Financing Authority, California, Revenue Bonds, Eisenhower Medical Center, Refunding Series 2007A, 5.000%, 7/01/38	7/17 at 100.00	Baa2	5,565,230
	San Buenaventura, California, Revenue Bonds, Community Memorial Health System, Series 2011:
1,000	8.000%, 12/01/26	12/21 at 100.00	BB+	1,237,830
600	7.500%, 12/01/41	12/21 at 100.00	BB+	697,908
2,500	Tulare Local Health Care District, California, Revenue Bonds, Series 2007, 5.200%, 11/01/32	11/17 at 100.00	BB-	2,392,400
150	Washington Township Health Care District, California, Revenue Bonds, Refunding Series 2007A, 5.000%, 7/01/32	7/17 at 100.00	Baa1	151,560
60	Weatherford Hospital Authority, Oklahoma, Sales Tax Revenue Bonds, Series 2006, 6.000%, 5/01/31	5/19 at 100.00	N/R	61,834
124,065	Total Health Care			130,078,535
NUVEEN      53

Nuveen California High Yield Municipal Bond Fund (continued)
Portfolio of Investments	November 30, 2016 (Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Housing/Multifamily – 3.9%
$ 2,000	California Housing Finance Agency, Multifamily Housing Revenue Bonds, Series 2014A-III, 4.600%, 8/01/39	2/24 at 100.00	AA+	$ 2,084,180
1,270	California Municipal Finance Authority, Mobile Home Park Revenue Bonds, Caritas Affordable Housing Inc. Projects, Series 2014B, 5.875%, 8/15/49	8/24 at 100.00	N/R	1,374,013
85	California Municipal Finance Authority, Mobile Home Park Revenue Bonds, Caritas Projects Series 2010A, 6.400%, 8/15/45	8/20 at 100.00	BBB	93,544
1,385	California Municipal Finance Authority, Mobile Home Park Revenue Bonds, Caritas Projects Series 2010B, 7.250%, 8/15/45	8/20 at 100.00	N/R	1,520,564
480	California Municipal Finance Authority, Mobile Home Park Revenue Bonds, Caritas Projects Series 2012B, 7.250%, 8/15/47	8/22 at 100.00	A1	543,778
2,000	California Municipal Finance Authority, Mobile Home Park Revenue Bonds, Windsor Mobile Country Club, Subordinate Series 2013B, 7.000%, 11/01/48	11/23 at 100.00	N/R	2,271,000
	California Municipal Finance Authority, Mobile Home Park Senior Revenue Bonds, Caritas Affordable Housing, Inc. Projects, Series 2014A:
1,515	5.250%, 8/15/39	8/24 at 100.00	BBB	1,682,953
575	5.250%, 8/15/49	8/24 at 100.00	BBB	634,265
350	California Municipal Finance Authority, Student Housing Revenue Bonds, Bowles Hall Foundation, Series 2015A, 5.000%, 6/01/35	6/25 at 100.00	Baa3	367,153
2,090	California Statewide Communities Development Authority, Revenue Bonds, Lancer Educational Student Housing Project, Refunding Series 2016A, 5.000%, 6/01/46	6/26 at 100.00	N/R	1,933,187
	California Statewide Communities Development Authority, Student Housing Revenue Bonds, University of California, Irvine East Campus Apartments, CHF-Irvine, LLC, Refunding Series 2016:
2,975	5.000%, 5/15/35	5/26 at 100.00	Baa1	3,151,983
3,730	5.000%, 5/15/40	5/26 at 100.00	Baa1	3,922,207
330	California Statewide Community Development Authority, Multifamily Housing Revenue Bonds, Magnolia City Lights, Series 1999X, 6.650%, 7/01/39 (Alternative Minimum Tax)	1/17 at 100.00	N/R	330,241
	Independent Cities Finance Authority, California, Mobile Home Park Revenue Bonds, Augusta Communities Mobile Home Park, Series 2012A:
1,000	5.000%, 8/15/36	8/26 at 100.00	A	1,106,030
740	5.000%, 5/15/39	5/22 at 100.00	A+	793,184
1,010	5.000%, 5/15/47	5/22 at 100.00	A+	1,079,488
1,000	Independent Cities Finance Authority, California, Mobile Home Park Revenue Bonds, Palomar Estates West, Refunding Series 2015, 5.000%, 9/15/36	9/25 at 100.00	N/R	1,033,710
2,570	Independent Cities Finance Authority, California, Mobile Home Park Revenue Bonds, Santa Rosa Leisure Mobile Home Park, Refunding Series 2016, 5.000%, 8/15/46	8/26 at 100.00	A	2,803,022
1,340	Independent Cities Lease Finance Authority, California, Mobile Home Park Refunding Bonds, Rancho Feliz and Las Casitas De Sonoma, Series 2012, 5.000%, 10/15/47	No Opt. Call	BBB	1,426,725
315	La Verne, California, Mobile Home Park Revenue Bonds, Copacabana Mobile Home Park, Refunding Series 2014, 5.000%, 6/15/49	6/24 at 100.00	A	335,963
2,110	Palmdale Housing Authority, California, Multifamily Housing Revenue Bonds, Impression, La Quinta, Park Vista & Summerwood Apartments, Series 2015, 5.250%, 6/01/45	6/25 at 100.00	N/R	2,110,000
374	San Jose, California, Multifamily Housing Revenue Bonds, Almaden Family Apartments Project, Series 2007B, 4.720%, 11/15/37 (Alternative Minimum Tax)	No Opt. Call	N/R	306,996
54      NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Housing/Multifamily (continued)
$ 465	Santa Clara County Housing Authority, California, Multifamily Housing Revenue Bonds, Blossom River Project, Series 1998A, 6.500%, 9/01/39 (Alternative Minimum Tax)	3/17 at 100.00	N/R	$ 465,302
545	Ventura County Area Housing Authority, California, Mira Vista Senior Apartments Project, Junior Subordinate Series 2006C, 6.500%, 12/01/39 (Alternative Minimum Tax)	12/16 at 100.00	N/R	490,860
485	Wilson County Health and Educational Facilities Board, Tennessee, Senior Living Revenue Bonds, Rutland Place Inc. Project, Series 2015A, 5.500%, 1/01/46	No Opt. Call	N/R	422,532
30,739	Total Housing/Multifamily			32,282,880
	Housing/Single Family – 0.0%
320	California Housing Finance Agency, California, Home Mortgage Revenue Bonds, Series 2007E, 4.800%, 8/01/37 (Alternative Minimum Tax)	2/17 at 100.00	AA-	321,514
	Industrials – 0.3%
3,000	California Pollution Control Financing Authority, Solid Waste Disposal Revenue Bonds, Aemerge Redpak Services, LLC., Series 2016, 7.000%, 12/01/27 (Alternative Minimum Tax)	12/23 at 102.00	N/R	2,874,060
1,000	California Statewide Communities Development Authority, Revenue Bonds, EnerTech Regional Biosolids Project, Series 2007A, 5.500%, 12/01/33 (Alternative Minimum Tax) (4)	No Opt. Call	N/R	10
750	Western Reserve Port Authority, Ohio, Solid Waste Facility Revenue Bonds, Central Waste Inc., Series 2007A, 6.350%, 7/01/27 (Alternative Minimum Tax) (4)	7/17 at 102.00	N/R	7
4,750	Total Industrials			2,874,077
	Long-Term Care – 1.4%
3,000	ABAG Finance Authority for Nonprofit Corporations, California, Revenue Bonds, Episcopal Senior Communities, Series 2012A, 5.000%, 7/01/47	No Opt. Call	BBB+	3,138,060
3,700	California Statewide Communities Development Authority, Revenue Bonds, 899 Charleston Project, Refunding Series 2014A, 5.250%, 11/01/44	11/24 at 100.00	N/R	3,862,985
520	California Statewide Communities Development Authority, Revenue Bonds, American Baptist Homes of the West, Series 2010, 6.250%, 10/01/39	10/19 at 100.00	BBB+	569,155
1,000	California Statewide Communities Development Authority, Revenue Bonds, Terraces San Joaquin Gardens, Series 2012A, 5.625%, 10/01/32	10/22 at 100.00	N/R	1,046,930
450	California Statewide Community Development Authority, Revenue Bonds, Los Angeles Jewish Home for the Aging-Fountainview Gonda, Series 2014D, 4.750%, 8/01/20	2/17 at 100.00	N/R	450,162
1,000	Fulton County Residential Care Facilities Elderly Authority, Georgia, First Mortgage Revenue Bonds, Lenbrook Project, Series 2006A, 5.125%, 7/01/37	1/17 at 100.00	N/R	1,000,230
1,000	Wisconsin Public Finance Authority, Revenue Bonds, SearStone Retirement Community of Cary North Carolina, Series 2012A, 8.625%, 6/01/47	6/22 at 100.00	N/R	1,141,720
10,670	Total Long-Term Care			11,209,242
	Tax Obligation/General – 7.0%
1,000	Aromas-San Juan Unified School District, San Benito, Santa Cruz and Monterey Counties, California, General Obligation Bonds, Series 2013B, 0.000%, 8/01/52 – AGM Insured	8/37 at 100.00	AA	510,820
NUVEEN      55

Nuveen California High Yield Municipal Bond Fund (continued)
Portfolio of Investments	November 30, 2016 (Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/General (continued)
	Bakersfield City School District, Kern County, California, General Obligation Bonds, Series 2012C:
$ 1,700	0.000%, 5/01/37 (7)	No Opt. Call	Aa2	$ 866,286
6,925	0.000%, 5/01/42 (7)	5/40 at 100.00	Aa2	3,633,063
5,500	0.000%, 5/01/47 (7)	5/40 at 100.00	Aa2	2,870,285
1,250	California State, General Obligation Bonds, Tender Option Bond Trust 2015-XF1039, 16.350%, 10/01/44 (IF) (5)	10/24 at 100.00	AA-	1,799,700
	California State, General Obligation Bonds, Various Purpose Series 2013:
1,000	5.000%, 2/01/43	No Opt. Call	AA-	1,095,900
1,630	5.000%, 4/01/43	4/23 at 100.00	AA-	1,790,131
1,500	California State, General Obligation Bonds, Various Purpose Series 2015, 5.000%, 3/01/45 (UB) (5)	3/25 at 100.00	AA-	1,655,460
1,250	California State, General Obligation Bonds, Various Purpose, Tender Option Bond Trust 2015-XF1037, 16.061%, 8/01/35 (IF) (5)	8/24 at 100.00	AA-	1,846,750
	California State, General Obligation Bonds, Various Purpose, Tender Option Bond Trust 2015-XF1041:
750	12.366%, 11/01/44 (IF) (5)	11/24 at 100.00	AA-	760,050
545	11.882%, 11/01/44 (IF) (5)	11/24 at 100.00	AA-	552,303
1,250	11.882%, 11/01/44 (IF) (5)	11/24 at 100.00	AA-	1,266,750
1,005	11.869%, 11/01/44 (IF) (5)	11/24 at 100.00	AA-	1,018,447
4,610	Central Unified School District, Fresno County, California, General Obligation Bonds, Election 2008 Series 2013B, 0.000%, 8/01/37 – AGM Insured	8/22 at 44.31	AA	1,609,535
11,090	Cupertino Union School District, Santa Clara County, California, General Obligation Bonds, Election 2012, Series 2016C, 4.000%, 8/01/40 (UB) (5)	8/26 at 100.00	AA+	11,285,628
1,115	Denair Unified School District, Stanislaus County, California, General Obligation Bonds, Series 2002A, 0.000%, 8/01/26 – FGIC Insured	No Opt. Call	AA-	779,117
1,205	Jamul Dulzura Union School District, San Diego County, California, General Obligation Bonds, Election 1995 Series 2004A, 0.000%, 11/01/28 – NPFG Insured	No Opt. Call	AA-	784,949
1,000	Montebello Unified School District, Los Angeles County, California, General Obligation Bonds, Election 1998 Series 2004, 0.000%, 8/01/26 – FGIC Insured	No Opt. Call	AA-	702,420
650	Newman-Crows Landing Unified School District, Stanislaus County, California, General Obligation Bonds, 2008 Election, Series 2010B, 0.000%, 8/01/49 – AGM Insured	No Opt. Call	AA	383,149
2,250	Orland Joint Unified School District, Glenn and Tehama Counties, California, General Obligation Bonds, 2008 Election, Series 2012B, 0.000%, 8/01/51 – AGM Insured (Mandatory put 8/01/48)	8/37 at 100.00	AA	1,154,138
970	Orland Joint Unified School District, Glenn and Tehama Counties, California, General Obligation Bonds, 2008 Election, Series 2013C, 0.000%, 8/01/43 – BAM Insured	8/38 at 100.00	AA	468,908
1,750	Palomar Health, California, General Obligation Bonds, Refunding Series 2016B, 4.000%, 8/01/37	8/26 at 100.00	AAA	1,747,480
1,350	Paso Robles Joint Unified School District, San Luis Obispo and Monteray Counties, California, General Obligation Bonds, Election 2006 Series 2010A, 0.000%, 9/01/34	No Opt. Call	A1	612,684
10,000	San Diego Unified School District, San Diego County, California, General Obligation Bonds, Election of 2012 Series 2013C, 4.000%, 7/01/42 (UB)	7/23 at 100.00	Aa2	10,191,300
1,980	San Diego Unified School District, San Diego County, California, General Obligation Bonds, Tender Option Bond Trust 2016-XF2355, 12.523%, 7/01/38 (IF) (5)	7/23 at 100.00	Aa2	2,154,794
56      NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/General (continued)
$ 7,655	Savanna Elementary School District, Orange County, California, General Obligation Bonds, Election 2008 Series 2012B, 0.000%, 2/01/52 – AGM Insured (7)	No Opt. Call	AA	$ 4,556,256
1,880	Walnut Valley Unified School District, Los Angeles County, California, General Obligation Bonds, Election 2000 Series 2003D, 0.000%, 8/01/28 – FGIC Insured	No Opt. Call	Aa2	1,247,587
72,810	Total Tax Obligation/General			57,343,890
	Tax Obligation/Limited – 46.2%
1,000	Adelanto Community Facilities District Number 2006-2, San Bernadino County, California, Special Tax Bonds, Series 2015A, 5.000%, 9/01/45	9/25 at 100.00	N/R	1,019,100
1,650	Alameda Community Facilities District No. 13-1, California, Alameda Landing Public Improvements, Special Tax Bonds, Series 2016, 5.000%, 9/01/46	9/24 at 102.00	N/R	1,749,214
	Anaheim Public Financing Authority, California, Lease Revenue Bonds, Public Improvement Project, Series 1997C:
330	0.000%, 9/01/28 – AGM Insured	No Opt. Call	AA	211,325
240	0.000%, 9/01/30 – AGM Insured	No Opt. Call	AA	139,363
4,475	0.000%, 9/01/34 – AGM Insured	No Opt. Call	AA	2,137,707
4,305	0.000%, 9/01/35 – AGM Insured	No Opt. Call	AA	1,947,496
3,000	Anaheim, California, Special Tax Bonds, Community Facilities District 08-1 Platinum Triangle, Refunding Series 2016, 4.000%, 9/01/46	9/23 at 103.00	N/R	2,783,040
435	Arvin Community Redevelopment Agency, California, Tax Allocation Bonds, Arvin Redevelopment Project, Series 2005, 5.125%, 9/01/35	3/17 at 100.00	N/R	435,274
1,000	Azusa Redevelopment Agency, California, Tax Allocation Refunding Bonds, Merged West End Development, Series 2007B, 5.300%, 8/01/36	8/17 at 100.00	N/R	1,006,520
	Azusa, California, Special Tax Bonds, Community Facilities District 2005-1 Rosedale Improvement Area 1, Series 2007:
575	5.000%, 9/01/27	9/17 at 100.00	N/R	582,182
960	5.000%, 9/01/37	9/17 at 100.00	N/R	967,469
1,035	Beaumont Financing Authority, California, Local Agency Revenue Bonds, Improvement Area 17A, Series 2013B, 5.000%, 9/01/34	9/23 at 100.00	N/R	1,087,733
1,875	Beaumont Financing Authority, California, Local Agency Revenue Bonds, Improvement Area 19A, Series 2015B, 5.000%, 9/01/35	9/25 at 100.00	N/R	2,007,919
1,000	Beaumont Financing Authority, California, Local Agency Revenue Bonds, Improvement Area 20 Series 2012B, 5.950%, 9/01/35	9/22 at 100.00	N/R	1,099,790
2,600	Beaumont Financing Authority, California, Local Agency Revenue Bonds, Improvement Area 7A-1, Series 2015A, 5.000%, 9/01/45	9/25 at 100.00	N/R	2,748,928
1,000	Beaumont Financing Authority, California, Local Agency Revenue Bonds, Improvement Area 8C, Series 2007E, 6.250%, 9/01/38	3/17 at 100.00	N/R	1,001,730
	Beaumont Financing Authority, California, Local Agency Revenue Bonds, Improvement Area 8D & 17B, Series 2009B:
60	8.875%, 9/01/34	3/17 at 100.00	N/R	60,224
125	8.625%, 9/01/39	3/17 at 100.00	N/R	125,429
1,900	Blythe Redevelopment Agency Successor Agency, California, Tax Allocation Bonds, Redevelopment Project 1, Refunding Series 2015, 5.000%, 5/01/38	11/25 at 100.00	N/R	1,957,817
NUVEEN      57

Nuveen California High Yield Municipal Bond Fund (continued)
Portfolio of Investments	November 30, 2016 (Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
	Brea Redevelopment Agency, Orange County, California, Tax Allocation Bonds, Project Area AB, Series 2003:
$ 1,500	0.000%, 8/01/28 – AMBAC Insured	No Opt. Call	AA-	$ 900,585
2,300	0.000%, 8/01/29 – AMBAC Insured	No Opt. Call	AA-	1,319,786
6,710	0.000%, 8/01/30 – AMBAC Insured	No Opt. Call	AA-	3,643,933
4,700	Brentwood Infrastructure Financing Authority, California, Infrastructure Revenue Bonds, Refunding Subordinated Series 2014B, 5.000%, 9/02/36	9/24 at 100.00	N/R	5,094,095
5,600	California Community College Financing Authority, Lease Revenue Bonds, Refunding Series 2003, 0.000%, 6/01/33 – AMBAC Insured	No Opt. Call	A+	2,403,968
2,000	California State Public Works Board, Lease Revenue Bonds, Various Capital Projects, Series 2013I, 5.000%, 11/01/38	11/23 at 100.00	A+	2,219,200
1,000	California Statewide Communities Development Authority, Infrastructure Program Revenue Bonds, Series 2006A, 5.200%, 9/02/36	3/17 at 100.00	N/R	1,031,830
2,000	California Statewide Communities Development Authority, Lease Revenue Bonds, Community Center Project, Series 2014, 5.000%, 10/01/34 – AGM Insured	10/24 at 100.00	AA	2,202,520
2,500	California Statewide Communities Development Authority, Special Tax Bonds, Community Facilities District 15-2 Rio Bravo, Series 2015A, 5.625%, 9/01/45	9/25 at 100.00	N/R	2,449,175
1,000	California Statewide Communities Development Authority, Special Tax Bonds, Community Facilities District 2007-1 Orinda Wilder Project, Refunding Series 2015, 5.000%, 9/01/37	No Opt. Call	N/R	1,068,600
1,000	California Statewide Communities Development Authority, Special Tax Bonds, Community Facilities District 2012-01, Fancher Creek, Series 2013A, 5.700%, 9/01/43	9/23 at 100.00	N/R	1,076,940
	California Statewide Communities Development Authority, Special Tax Bonds, Community Facilities District 2012-02, Manteca Lifestyle Center, Series 2013A:
1,000	5.000%, 9/01/33	No Opt. Call	N/R	1,061,040
2,000	5.125%, 9/01/42	No Opt. Call	N/R	2,110,680
	California Statewide Communities Development Authority, Statewide Community Infrastructure Program Revenue Bonds, Refunding Series 2015R-1:
3,920	5.000%, 9/02/35	9/25 at 100.00	N/R	4,108,434
1,370	5.000%, 9/02/40	No Opt. Call	N/R	1,421,361
1,020	California Statewide Communities Development Authority, Statewide Community Infrastructure Program Revenue Bonds, Series 2011A, 8.000%, 9/02/41	9/21 at 100.00	N/R	1,076,447
2,275	California Statewide Communities Development Authority, Statewide Community Infrastructure Program Revenue Bonds, Series 2014A, 5.000%, 9/02/43	9/22 at 100.00	N/R	2,338,154
58      NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
	California Statewide Communities Development Authority, Statewide Community Infrastructure Program Revenue Bonds, Series 2014B:
$ 1,750	4.000%, 9/02/34	9/24 at 100.00	N/R	$ 1,662,850
2,060	5.000%, 9/02/44	9/24 at 100.00	N/R	2,132,574
	California Statewide Communities Development Authority, Statewide Community Infrastructure Program Revenue Bonds, Series 2016A:
1,030	5.000%, 9/02/36	9/26 at 100.00	N/R	1,082,406
2,250	5.000%, 9/02/45	9/26 at 100.00	N/R	2,314,597
	California Statewide Communities Development Authority, Statewide Community Infrastructure Program Revenue Bonds, Series 2016B:
1,690	5.000%, 9/02/36	9/26 at 100.00	N/R	1,747,460
3,310	5.000%, 9/02/46	9/26 at 100.00	N/R	3,378,947
500	Carson Redevelopment Agency, California, Tax Allocation Bonds, Redevelopment Project Area 1, Series 2009A, 7.000%, 10/01/36	10/19 at 100.00	A-	565,250
650	Cathedral City Public Financing Authority, California, Tax Allocation Bonds, Merged Redevelopment Project Area, Series 2007A, 4.500%, 8/01/35 – AMBAC Insured	8/17 at 100.00	BBB+	648,336
850	Cathedral City Public Financing Authority, California, Tax Allocation Bonds, Merged Redevelopment Project Area, Series 2007C, 4.500%, 8/01/35	2/17 at 100.00	BBB-	784,185
1,845	Cathedral City Redevelopment Agency Successor Agency, California, Tax Allocation Bonds, Merged Redevelopment Project Area, Series 2014A, 5.000%, 8/01/34 – AGM Insured	8/24 at 100.00	AA	2,010,220
	Chino Hills Financing Authority, California, Revenue Bonds, Community Facilities District Bond Program, Refunding Series 2015C:
1,000	5.000%, 9/01/32	9/25 at 100.00	BBB	1,069,360
850	5.000%, 9/01/34	9/25 at 100.00	BBB	903,805
315	Chino Public Financing Authority, California, Revenue Bonds, Refunding Series 2012, 5.000%, 9/01/38	9/22 at 100.00	N/R	331,358
1,000	Compton Community Redevelopment Agency, California, Tax Allocation Revenue Bonds, Redevelopment Projects, Housing Second Lien Series 2010A, 5.500%, 8/01/30	8/20 at 100.00	N/R	1,032,900
500	Compton Community Redevelopment Agency, California, Tax Allocation Revenue Bonds, Redevelopment Projects, Second Lien Series 2010B, 5.750%, 8/01/26	8/20 at 100.00	N/R	526,895
NUVEEN      59

Nuveen California High Yield Municipal Bond Fund (continued)
Portfolio of Investments	November 30, 2016 (Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
	Compton Public Finance Authority, California, Lease Revenue Bonds, Refunding & Various Capital Projects, Series 2008:
$ 590	5.000%, 9/01/22 – AMBAC Insured	9/18 at 100.00	N/R	$ 618,910
500	5.250%, 9/01/27 – AMBAC Insured	9/18 at 100.00	N/R	525,720
210	5.000%, 9/01/32 – AMBAC Insured	9/18 at 100.00	N/R	217,711
	Corona-Norco Unified School District, Riverside County, California, Special Tax Bonds, Community Facilities District 05-1, Series 2016:
500	5.000%, 9/01/36	9/26 at 100.00	N/R	537,510
1,000	4.000%, 9/01/45	9/26 at 100.00	N/R	924,300
	Dana Point, California, Special Tax Bonds, Community Facilities District No. 2006-1, Series 2014:
250	5.000%, 9/01/38	9/23 at 100.00	N/R	264,045
1,250	5.000%, 9/01/45	9/23 at 100.00	N/R	1,309,687
990	Davis Redevelopment Agency, California, Tax Allocation Bonds, Davis Redevelopment Project, Subordinate Series 2011A, 7.000%, 12/01/36	12/21 at 100.00	A+	1,192,247
	Desert Hot Springs Redevelopment Agency, California, Tax Allocation Bonds, Merged Redevelopment Project, Series 2008A-2:
1,610	5.000%, 9/01/23	9/18 at 100.00	B-	1,428,601
2,010	5.600%, 9/01/38	9/18 at 100.00	B-	1,653,828
1,800	Eastern Municipal Water District, California, Special Tax Bonds, Community Facilities District 2001-01 French Valley Improvement Area A, Series 2015, 5.000%, 9/01/36	9/25 at 100.00	N/R	1,952,298
2,350	El Dorado County, California, Special Tax Bonds, Carson Creek Community Facilities District 2014-1, Series 2016, 4.000%, 9/01/46	9/23 at 103.00	N/R	2,154,621
250	El Dorado County, California, Special Tax Bonds, Community Facilities District 2005-2, Series 2006, 5.100%, 9/01/36	3/17 at 100.00	N/R	250,638
6,500	Elk Grove Finance Authority, California, Special Tax Revenue Bonds, Refunding Series 2016, 5.000%, 9/01/46	9/26 at 100.00	N/R	6,843,005
430	Fairfield, California, Community Facilities District 2007-1 Special Tax Bonds, Fairfield Commons Project, Series 2008, 6.875%, 9/01/38	9/18 at 100.00	N/R	450,614
	Fillmore, California, Special Tax Bonds, Community Facilities District 5, Improvement Area, Series 2015A:
1,500	5.000%, 9/01/40	9/23 at 102.00	N/R	1,591,560
2,530	5.000%, 9/01/45	9/23 at 102.00	N/R	2,674,918
1,350	Fontana, California, Community Facilities District No. 22, Special Tax Refunding Bonds, Sierra Hills South, Series 2014, 5.000%, 9/01/34	No Opt. Call	N/R	1,438,222
1,000	Fontana, California, Special Tax Bonds, Community Facilities District 31 Citrus Heights North, Series 2006, 5.000%, 9/01/36	3/17 at 100.00	N/R	1,002,670
2,305	Fullerton, California, Special Tax Bonds, Community Facilities District 2 Amerige Heights, Series 2014, 5.000%, 9/01/44	9/23 at 100.00	N/R	2,412,298
60      NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement Asset-Backed Revenue Bonds, Refunding Series 2015A:
$ 300	5.000%, 6/01/34	6/25 at 100.00	A+	$ 329,838
5,000	5.000%, 6/01/40 (UB) (5)	6/25 at 100.00	A+	5,451,450
2,000	5.000%, 6/01/45 (UB) (5)	6/25 at 100.00	A+	2,169,960
3,750	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Bonds, Tender Option Bond Trust 2015-XF1038, 15.441%, 6/01/45 (IF) (5)	6/25 at 100.00	A+	5,024,587
3,750	Government of Guam, Business Privilege Tax Bonds, Refunding Series 2015D, 5.000%, 11/15/39	11/25 at 100.00	A	3,972,000
3,105	Government of Guam, Business Privilege Tax Bonds, Series 2011A, 5.125%, 1/01/42	1/22 at 100.00	A	3,240,968
500	Government of Guam, Business Privilege Tax Bonds, Series 2012B-1, 5.000%, 1/01/42	1/22 at 100.00	A	518,595
	Guam Government Department of Education, Certificates of Participation, John F. Kennedy High School Project, Series 2010A:
880	6.625%, 12/01/30	12/20 at 100.00	B+	931,788
1,175	6.875%, 12/01/40	12/20 at 100.00	B+	1,253,372
620	Guam Government, Limited Obligation Section 30 Revenue Bonds, Series 2016A, 5.000%, 12/01/46	12/26 at 100.00	BBB+	668,050
	Hercules Redevelopment Agency, California, Tax Allocation Bonds, Merged Project Area, Series 2005:
1,000	5.000%, 8/01/25 – AMBAC Insured	2/17 at 100.00	N/R	953,350
800	4.750%, 8/01/35 – AMBAC Insured	2/17 at 100.00	N/R	736,872
1,000	5.000%, 8/01/35 – AMBAC Insured	2/17 at 100.00	N/R	922,710
	Hercules Redevelopment Agency, California, Tax Allocation Bonds, Merged Project Area, Series 2007A:
365	4.625%, 8/01/37 – AMBAC Insured	2/18 at 100.00	N/R	347,783
745	4.750%, 8/01/42 – AMBAC Insured	2/18 at 100.00	N/R	710,626
150	5.000%, 8/01/42 – AMBAC Insured	2/18 at 100.00	N/R	149,088
	Hesperia Public Financing Authority, California, Redevelopment and Housing Projects Tax Allocation Bonds, Series 2007A:
1,250	5.500%, 9/01/22 – SYNCORA GTY Insured	9/17 at 100.00	N/R	1,278,337
1,000	5.500%, 9/01/27 – SYNCORA GTY Insured	No Opt. Call	N/R	1,020,170
1,105	5.000%, 9/01/31 – SYNCORA GTY Insured	9/17 at 100.00	N/R	1,116,404
1,920	5.000%, 9/01/37 – SYNCORA GTY Insured	9/17 at 100.00	N/R	1,933,133
3,935	Hesperia Unified School District, San Bernardino County, California, Certificates of Participation, Refunding Series 2016, 5.000%, 2/01/41 – BAM Insured	2/26 at 100.00	AA	4,294,344
	Hesperia, California, Special Tax Bonds, Community Facilities District 2005-1 Belgate Development Restructuring Series 2014:
1,910	4.000%, 9/01/35	9/24 at 100.00	N/R	1,840,610
1,990	5.000%, 9/01/35	9/24 at 100.00	N/R	2,117,320
1,035	Imperial, California, Special Tax Bonds, Community Facilities District 2005-1 Springfield, Series 2015A, 5.000%, 9/01/36	No Opt. Call	N/R	1,108,371
500	Indio Redevelopment Agency, California, Tax Allocation Bonds, Merged Area Redevelopment Project, Subordinate Lien Refunding Series 2008A, 5.250%, 8/15/28	8/18 at 100.00	BBB-	528,610
NUVEEN      61

Nuveen California High Yield Municipal Bond Fund (continued)
Portfolio of Investments	November 30, 2016 (Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
$ 625	Indio, California, Special Tax Bonds, Community Facilities District 2004-3 Terra Lago, Improvement Area 1, Series 2015, 5.000%, 9/01/35	9/25 at 100.00	N/R	$ 669,306
	Inglewood Public Financing Authority, California, Lease Revenue Bonds, Refunding Series 2012:
2,530	0.000%, 8/01/23	No Opt. Call	A2	2,039,686
1,600	0.000%, 8/01/25	No Opt. Call	A2	1,114,944
1,050	0.000%, 8/01/28	8/22 at 66.37	A2	583,916
2,430	0.000%, 8/01/33	No Opt. Call	A2	912,538
1,650	0.000%, 8/01/35	No Opt. Call	A2	528,578
120	Irvine Unified School District, California, Special Tax Bonds, Community Facilities District Series 2006A, 5.125%, 9/01/36	3/17 at 100.00	N/R	120,630
795	Irvine, California, Limited Obligation Improvement Bonds, Reassessment District 15-2, Series 2015, 5.000%, 9/02/42	9/25 at 100.00	N/R	842,342
1,000	Irvine, California, Special Tax Bonds, Community Facilities District 2004-1 Central Park, Series 2015A, 5.000%, 9/01/45	9/25 at 100.00	N/R	1,055,030
500	Irvine, California, Special Tax Bonds, Community Facilities District 2013-3 Great Park, Improvement Area 1, Refunding Series 2014, 5.000%, 9/01/39	9/24 at 100.00	N/R	522,610
	Jurupa Community Services District, California, Special Tax Bonds, Community Facilities District 37 Eastvale Improvement Area 1,Series 2016:
600	3.125%, 9/01/40	9/21 at 103.00	N/R	485,214
500	3.250%, 9/01/46	9/21 at 103.00	N/R	399,720
	Jurupa Community Services District, California, Special Tax Bonds, Community Facilities District 37 Eastvale Improvement Area 2,Series 2016A:
500	3.125%, 9/01/40	9/21 at 103.00	N/R	404,345
700	3.250%, 9/01/46	9/21 at 103.00	N/R	559,608
1,400	Jurupa Community Services District, California, Special Tax Bonds, Community Facilities District 43, Series 2016, 5.000%, 9/01/45	9/26 at 100.00	N/R	1,487,626
1,000	Jurupa Public Financing Authority, California, Special Tax Revenue Bonds, Series 2015A, 5.000%, 9/01/43	9/25 at 100.00	BBB+	1,058,030
3,380	Jurupa Unified School District, California, Special Tax Bonds, Community Facilities District 9, Series 2015A, 5.000%, 9/01/45	9/25 at 100.00	N/R	3,573,606
335	Lake Elsinore Public Financing Authority, California, Local Agency Revenue Bonds, Canyon Hills Improvement Area C, Series 2012C, 5.000%, 9/01/37	No Opt. Call	N/R	349,941
1,400	Lake Elsinore Public Financing Authority, California, Local Agency Revenue Bonds, Refunding Series 2015, 5.000%, 9/01/40	9/25 at 100.00	N/R	1,472,156
1,220	Lake Elsinore Unified School District, California, Special Tax Bonds, Community Facilities District 2004-2, Series 2005, 5.350%, 9/01/35	No Opt. Call	N/R	1,223,867
3,000	Lammersville Joint Unified School District, Special Tax Bonds, California, Community Facilities District 2002, Mountain House, Series 2013, 5.000%, 9/01/37	9/22 at 100.00	N/R	3,143,190
2,000	Lammersville School District, California, Special Tax Refunding Bonds, Community Facilities District 2002 Mountain House, Series 2012, 5.375%, 9/01/32	9/22 at 100.00	N/R	2,080,680
710	Lancaster Redevelopment Agency, California, Tax Allocation Bonds, Combined Redevelopment Project Areas Housing Programs, Series 2009, 6.875%, 8/01/39	No Opt. Call	BBB	787,014
62      NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
	Lancaster Redevelopment Agency, California, Tax Allocation Bonds, Combined Redevelopment Project Areas Housing Programs, Subordinate Refunding Series 2003:
$ 500	4.750%, 8/01/27 – NPFG Insured	2/17 at 100.00	AA-	$ 502,775
1,000	4.750%, 8/01/33 – NPFG Insured	8/17 at 100.00	AA-	1,002,650
1,000	Lathrop, California, Limited Obligation Improvement Bonds, Crossroads Assessment District, Series 2015, 5.000%, 9/02/40	9/25 at 100.00	N/R	986,240
	Lee Lake Public Financing Authority, California, Junior Lien Revenue Bonds, Series 2013B:
905	5.125%, 9/01/28	9/23 at 100.00	N/R	989,672
450	5.250%, 9/01/32	9/23 at 100.00	N/R	485,735
	Lincoln, California, Special Tax Bonds, Community Facilities District 2005-1 Sorrento Project, Series 2014A:
600	5.000%, 9/01/34	9/24 at 100.00	N/R	639,210
935	5.000%, 9/01/39	9/24 at 100.00	N/R	987,164
1,825	5.000%, 9/01/43	9/24 at 100.00	N/R	1,921,871
1,545	Long Beach, California, Marina Revenue Bonds, Alamitos Bay Marina Project, Series 2015, 5.000%, 5/15/45	5/25 at 100.00	BBB	1,628,832
2,615	Los Alamitos Unified School District, Orange County, California, Certificates of Participation, Series 2012, 0.000%, 8/01/42 (7)	8/29 at 100.00	AA-	2,125,655
1,745	Lower Magnolia Green Community Development Authority, Virginia, Special Assessment Bonds, Series 2015, 5.000%, 3/01/45	3/25 at 100.00	N/R	1,733,623
1,275	Lynwood Redevelopment Agency, California, Project A Revenue Bonds, Subordinate Lien Series 2011A, 7.250%, 9/01/38	9/21 at 100.00	A-	1,529,120
2,022	Manteca Unified School District, San Joaquin County, California, Certificates of Participation, Series 2004, 0.000%, 9/15/33 – NPFG Insured	No Opt. Call	AA-	942,151
	Menifee Union School District Public Financing Authority, California, Special Tax Revenue Bonds, Series 2016A:
735	5.000%, 9/01/36 – BAM Insured	9/25 at 100.00	AA	804,693
1,100	5.000%, 9/01/38 – BAM Insured	9/25 at 100.00	AA	1,200,870
	Menifee Union School District, Riverside County, California, Special Tax Bonds, Community Facilities District 2006-1, Series 2014:
500	4.125%, 9/01/39	3/17 at 100.00	N/R	488,420
500	4.250%, 9/01/44	3/17 at 100.00	N/R	497,550
	Menifee Union School District, Riverside County, California, Special Tax Bonds, Community Facilities District 2011-1, Improvement Area 1, Series 2015:
2,000	5.000%, 9/01/39	No Opt. Call	N/R	2,111,580
500	4.250%, 9/01/44	No Opt. Call	N/R	497,550
1,000	5.000%, 9/01/44	No Opt. Call	N/R	1,052,410
	Merced Redevelopment Agency, California, Tax Allocation Bonds, Merced Redevelopment Project 2, Series 2003A:
1,890	0.000%, 12/01/21 – AMBAC Insured	No Opt. Call	N/R	1,508,711
1,055	0.000%, 12/01/23 – AMBAC Insured	No Opt. Call	N/R	734,291
1,080	Merced, California, Community Facilities District 2005-1, Improvement Area 1 Special Tax Bonds, Bellevue Ranch West, Series 2006, 5.300%, 9/01/36	3/17 at 100.00	N/R	995,900
NUVEEN      63

Nuveen California High Yield Municipal Bond Fund (continued)
Portfolio of Investments	November 30, 2016 (Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
$ 960	Moorpark, California, Special Tax Bonds, Community Facilities District 2004-1, Refunding Junior Lien Series 2014B, 5.000%, 9/01/33	9/24 at 100.00	N/R	$ 1,026,038
65	Moreno Valley Unified School District, Riverside County, California, Special Tax Bonds, Community Facilities District 2004-5, Series 2006, 5.200%, 9/01/36	3/17 at 100.00	N/R	65,206
1,000	Moreno Valley Unified School District, Riverside County, California, Special Tax Bonds, Community Facilities District 2007-1, Series 2015, 4.000%, 9/01/44	No Opt. Call	N/R	923,130
1,000	Moreno Valley, California, Special Tax Bonds, Community Facilities District 5, Series 2007, 5.000%, 9/01/37	9/17 at 100.00	N/R	1,006,840
1,310	Murrieta Valley Unified School District Public Finance Authority, Riverside County, California, Refunding Bonds Series 2013, 5.000%, 9/01/33	9/23 at 100.00	N/R	1,389,962
2,000	National City Community Development Commission, California, Tax Allocation Bonds, National City Redevelopment Project, Series 2011, 7.000%, 8/01/32	8/21 at 100.00	A	2,384,180
415	Novato Redevelopment Agency, California, Tax Allocation Bonds, Hamilton Field Redevelopment Project, Series 2011, 6.750%, 9/01/40	9/21 at 100.00	BBB+	483,898
1,265	Oakdale Public Financing Authority, California, Revenue Bonds, Refunding Series 2015, 5.000%, 9/01/35	9/25 at 100.00	N/R	1,346,985
2,500	Oakley Public Financing Authority, Contra Costa County, California, Revenue Bonds, Refunding Series 2014, 5.000%, 9/02/36 – BAM Insured	9/24 at 100.00	AA	2,740,200
455	Oceanside, California, Community Facilities District No. 2000-1, Special Tax Refunding Bonds, Ocean Ranch Corporate Centre, Series 2014A, 4.000%, 9/01/32	9/23 at 100.00	N/R	449,727
	Ontario, California, Special Tax Bonds, Community Facilities District 24 Park Place Facilities Phase I, Series 2016:
1,000	5.000%, 9/01/41	9/26 at 100.00	N/R	1,063,420
1,300	5.000%, 9/01/46	9/26 at 100.00	N/R	1,378,169
4,500	Orange County, California, Special Tax Bonds, Community Facilities District 2015-1 Esencia Village, Series 2015A, 5.250%, 8/15/45	8/25 at 100.00	N/R	4,820,985
4,000	Orange County, California, Special Tax Bonds, Community Facilities District 2016-1 Esencia Village, Series 2016A, 5.000%, 8/15/46	8/26 at 100.00	N/R	4,207,080
	Palm Desert Financing Authority, California, Tax Allocation Revenue Bonds, Project Area 2, Series 2006D:
1,495	0.000%, 8/01/31	No Opt. Call	N/R	552,208
1,560	0.000%, 8/01/32	No Opt. Call	N/R	536,437
1,625	0.000%, 8/01/33	No Opt. Call	N/R	519,464
1,705	0.000%, 8/01/34	No Opt. Call	N/R	507,255
2,075	0.000%, 8/01/35	2/17 at 100.00	N/R	577,452
3,530	Palm Desert, California, Limited Obligation Improvement Bonds, Section 29 Assessment District 2004-02, Series 2007, 5.100%, 9/02/37	3/17 at 100.00	N/R	3,561,770
	Palm Desert, California, Special Tax Bonds, Community Facilities District 2005-1 University Park, Series 2006:
235	5.000%, 9/01/21	3/17 at 100.00	N/R	236,455
285	5.300%, 9/01/32	3/17 at 100.00	N/R	285,963
740	5.450%, 9/01/32	3/17 at 100.00	N/R	742,775
1,095	5.500%, 9/01/36	3/17 at 100.00	N/R	1,098,876
1,600	Palm Drive Health Care District, Sonoma County, California, Certificates of Participation, Parcel Tax Secured Financing Program, Series 2010, 7.500%, 4/01/35	4/17 at 100.00	CCC+	1,509,440
64      NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
$ 1,395	Palm Drive Health Care District, Sonoma County, California, Parcel Tax Revenue Bonds, Series 2005, 5.250%, 4/01/30	4/17 at 100.00	CCC+	$ 1,294,337
500	Palm Springs Financing Authority, California, Lease Revenue Bonds, Downtown Revitalization Project, Series 2012B, 5.000%, 6/01/35	No Opt. Call	AA	550,645
1,230	Palmdale Community Redevelopment Agency, California, Tax Allocation Bonds, Merged Redevelopment Project Areas, Series 2002, 0.000%, 12/01/30 – AMBAC Insured	No Opt. Call	A	642,294
1,230	Palmdale, California, Special Tax Bonds, Community Facilities District 2005-1, Series 2005, 6.750%, 9/01/35	3/17 at 100.00	N/R	1,146,840
990	Patterson Public Financing Authority, California, Revenue Bonds, Community Facilities District 2001-1, Senior Series 2013A, 5.750%, 9/01/39	9/23 at 100.00	N/R	1,054,380
1,000	Perris Joint Powers Authority, California, Local Agency Revenue Bonds, Community Facilities District 2001-1 May Farms Improvement Area 6 &7, Refunding Series 2014E, 4.250%, 9/01/38	9/24 at 100.00	N/R	1,003,880
1,150	Perris Joint Powers Authority, California, Local Agency Revenue Bonds, Community Facilities District 2006-1, Meritage Homes, Refunding Series 2014B, 5.000%, 9/01/38	9/23 at 100.00	N/R	1,209,742
2,750	Perris Union High School District Financing Authority, Riverside County, California, Revenue Bonds, Series 2015, 5.000%, 9/01/41	3/25 at 100.00	N/R	2,907,822
	Pittsburg Redevelopment Agency, California, Tax Allocation Bonds, Los Medanos Community Development Project, Series 1999:
2,990	0.000%, 8/01/27 – AMBAC Insured	No Opt. Call	A+	1,993,493
2,500	0.000%, 8/01/28 – AMBAC Insured	No Opt. Call	A+	1,578,400
1,000	Poway Unified School District Public Financing Authority, California, Special Tax Revenue Bonds, Series 2014, 5.000%, 10/01/41 – BAM Insured	10/23 at 100.00	AA	1,077,210
1,455	Poway Unified School District Public Financing Authority, California, Special Tax Revenue Refunding Bonds, Series 2015B, 4.000%, 9/01/36 – BAM Insured	9/25 at 100.00	AA	1,467,789
	Poway Unified School District, San Diego County, California, Special Tax Bonds, Community Facilities District 15 Del Sur East Improvement Area C, Series 2016:
560	5.000%, 9/01/41	9/26 at 100.00	N/R	591,074
1,000	5.000%, 9/01/46	9/26 at 100.00	N/R	1,052,770
2,000	Rancho Cardova, California, Special Tax Bonds, Community Facilities District 2004-1 Sunridge Park Area, Series 2007, 6.125%, 9/01/37	9/17 at 100.00	N/R	2,030,900
1,200	Rancho Cardova, California, Special Tax Bonds, Community Facilities District 2005-1 Sunridge North Douglas Series 2015, 5.000%, 9/01/40	9/25 at 100.00	N/R	1,261,848
3,000	Rancho Cordova, California, Special Tax Bonds, Community Facilities District 2003-1 Sunridge Anatolia Area, Junior Lien Series 2014, 5.650%, 10/01/38	4/17 at 100.00	N/R	3,003,000
	Redwood City Redevelopment Agency, California, Tax Allocation Bonds, Project Area 2, Series 2003A:
1,755	0.000%, 7/15/29 – AMBAC Insured	No Opt. Call	A-	1,022,919
1,260	0.000%, 7/15/31 – AMBAC Insured	No Opt. Call	A-	663,377
1,250	Riverside County Asset Leasing Corporation, California, Lease Revenue Bonds, Capital Project, Tender Option Bond Trust 2015-XF1020, 16.824%, 11/01/45 (Alternative Minimum Tax) (IF) (5)	11/25 at 100.00	AA-	1,870,450
1,295	Riverside County Asset Leasing Corporation, California, Leasehold Revenue Bonds, Riverside County Hospital Project, Series 1997, 0.000%, 6/01/26 – NPFG Insured	No Opt. Call	AA-	953,508
NUVEEN      65

Nuveen California High Yield Municipal Bond Fund (continued)
Portfolio of Investments	November 30, 2016 (Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
	Riverside County Redevelopment Agency Successor Agency, California, Tax Allocation Bonds, Desert Communities Redevelopment Project, Refunding Series 2014A:
$ 650	5.000%, 10/01/30 – AGM Insured	10/24 at 100.00	AA	$ 729,060
1,380	5.000%, 10/01/32 – AGM Insured	10/24 at 100.00	AA	1,532,711
3,160	Riverside County Redevelopment Agency Successor Agency, California, Tax Allocation Bonds, Interstate 215 Corridor Redevelopment Project Area, Refunding Series 2014E, 4.000%, 10/01/37 – AGM Insured	10/24 at 100.00	AA	3,181,014
955	Riverside County Redevelopment Agency Successor Agency, California, Tax Allocation Bonds, Redevelopment Project Area 1, Refunding Series 2014A, 5.000%, 10/01/30 – AGM Insured	10/24 at 100.00	AA	1,071,157
2,000	Riverside County Redevelopment Agency Successor Agency, California, Tax Allocation Bonds, Refunding Series 2014A, 5.000%, 10/01/34 – AGM Insured	10/24 at 100.00	AA	2,203,960
500	Riverside County Redevelopment Agency, California, Tax Allocation Bonds, Interstate 215 Corridor Redevelopment Project Area, Series 2010E, 6.500%, 10/01/40	10/20 at 100.00	A-	573,245
205	Riverside County Redevelopment Agency, California, Tax Allocation Housing Bonds, Series 2011A, 7.125%, 10/01/42	10/21 at 100.00	A	246,787
2,115	Riverside County, California, Special Tax Bonds, Community Facilities District 03-1 Newport Road, Series 2014, 5.000%, 9/01/30	9/24 at 100.00	N/R	2,286,886
870	Riverside County, California, Special Tax Bonds, Community Facilities District 04-2 Lake Hill Crest, Series 2012, 5.000%, 9/01/35	9/22 at 100.00	N/R	912,891
	Riverside County, California, Special Tax Bonds, Community Facilities District 05-8 Scott Road, Series 2013:
660	5.000%, 9/01/32	9/22 at 100.00	N/R	697,052
2,000	5.000%, 9/01/42	9/22 at 100.00	N/R	2,082,960
	Riverside Public Financing Authority, California, Tax Allocation Bonds, University Corridor, Series 2007C:
2,000	4.500%, 8/01/30 – NPFG Insured	No Opt. Call	AA-	2,031,280
510	5.000%, 8/01/37 – NPFG Insured	8/17 at 100.00	AA-	518,634
1,000	RNR School Financing Authority, Community Facilities District No. 92-1 County of Kern, California, Subordinate Special Tax Refunding Bonds, Series 2015A, 5.000%, 9/01/36 – BAM Insured	9/25 at 100.00	AA	1,094,820
	Rocklin Unified School District, Placer County, California, Special Tax Bonds, Community Facilities District 2, Series 2007:
1,010	0.000%, 9/01/34 – NPFG Insured	No Opt. Call	AA-	434,755
1,155	0.000%, 9/01/35 – NPFG Insured	No Opt. Call	AA-	474,982
1,000	Rocklin, Placer County, California, Special Tax Bonds, Community Facilities District 10 Whitney Ranch, Series 2015, 5.000%, 9/01/39	9/25 at 100.00	N/R	1,061,790
935	Rohnert Park Community Development Agency, California, Tax Allocation Bonds, Series 1999, 0.000%, 8/01/33	No Opt. Call	AA-	437,739
3,775	Romoland School District, California, Special Tax Bonds, Community Facilities District 2004-1 Heritage Lake Improvement Area 3, Series 2013, 5.000%, 9/01/43	9/23 at 100.00	N/R	3,952,991
1,000	Roseville, California, Special Tax Bonds, Community Facilities District 1 Diamond Creek, Series 2007, 5.000%, 9/01/37	3/17 at 100.00	N/R	1,005,580
1,800	Roseville, California, Special Tax Bonds, Community Facilities District 1 Fiddyment Ranch, Series 2006, 5.125%, 9/01/26	3/17 at 100.00	N/R	1,807,308
66      NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
$ 1,050	Roseville, California, Special Tax Bonds, Community Facilities District 1 Hewlett Pakard Campus Oaks, Series 2016, 5.500%, 9/01/46	9/26 at 100.00	N/R	$ 1,080,240
1,645	Roseville, California, Special Tax Bonds, Community Facilities District 1 The Fountains, Refunding Series 2016, 5.000%, 9/01/38	9/26 at 100.00	N/R	1,743,914
1,100	Roseville, California, Special Tax Bonds, Community Facilities District 1 Westbrook, Series 2014, 5.000%, 9/01/34	9/24 at 100.00	N/R	1,165,362
500	Roseville, California, Special Tax Bonds, Community Facilities District 1 Westpark, Refunding Series 2015, 5.000%, 9/01/33	9/25 at 100.00	N/R	533,920
230	Sabal Palm Community Development District, Florida, Special Assessment Bonds, Series 2016, 5.500%, 11/01/46	11/26 at 100.00	N/R	217,072
1,510	Sacramento City Financing Authority California, Lease Revenue Bonds, Master Lease Program Facilities Projects, Tender Option Bond Trust 2016-XG0100, 16.527%, 12/01/33 – AMBAC Insured (IF) (5)	No Opt. Call	A+	2,591,160
	Sacramento City Financing Authority, California, Tax Allocation Revenue Bonds, Merged Downtown Sacramento and Oak Park Projects, Series 2005A:
4,295	0.000%, 12/01/31 – FGIC Insured	No Opt. Call	AA-	2,250,365
4,435	0.000%, 12/01/32 – FGIC Insured	No Opt. Call	AA-	2,211,823
1,250	Sacramento County, California, Special Tax Bonds, Community Facilities District 2005-2 North Vineyard Station 1, Series 2016, 5.000%, 9/01/40	9/26 at 100.00	N/R	1,319,362
2,385	Sacramento County, California, Special Tax Bonds, Community Facilities District 2014-2 North Vineyard Station 2, Series 2016, 5.000%, 9/01/46	9/26 at 100.00	N/R	2,508,925
335	Sacramento, California, Community Facilities District 05-1, College Square Special Tax Bonds, Series 2007, 5.900%, 9/01/37	9/17 at 100.00	N/R	339,891
428	Saint Louis, Missouri, Tax Increment Financing Revenue Bonds, Grace Lofts Redevelopment Projects, Series 2007A, 6.000%, 3/27/26	3/17 at 100.00	N/R	393,692
545	San Bernardino County Financing Authority, California, Revenue Bonds, Courthouse Facilities Project, Series 2007, 5.500%, 6/01/37 – NPFG Insured	No Opt. Call	AA-	551,840
550	San Bernardino County, California, Special Tax Bonds, Community Facilities District 2006-1 Lytle Creek North Improvement Area 1, Series 2015, 5.000%, 9/01/40	9/25 at 100.00	N/R	583,572
345	San Clemente, California, Special Tax Revenue Bonds, Community Facilities District 2006-1 Marblehead Coastal, Series 2015, 5.000%, 9/01/46	9/25 at 100.00	N/R	361,667
1,000	San Francisco City and County Redevelopment Agency Successor Agency, California, Special Tax Bonds, Community Facilities District 7, Hunters Point Shipyard Phase One Improvements, Refunding Series 2014, 5.000%, 8/01/39	No Opt. Call	N/R	1,055,290
3,750	San Francisco City and County Redevelopment Agency Successor Agency, California, Tax Allocation Bonds, Mission Bay North Redevelopment Project, Refunding Series 2016A, 5.000%, 8/01/41 – NPFG Insured	8/26 at 100.00	AA-	4,146,300
1,000	San Francisco City and County Redevelopment Agency Successor Agency, California, Tax Allocation Bonds, Mission Bay South Redevelopment Project, Refunding Series 2016C, 5.000%, 8/01/41 – NPFG Insured	8/26 at 100.00	AA-	1,105,680
1,250	San Francisco City and County Redevelopment Agency Successor Agency, California, Tax Allocation Bonds, Mission Bay South Redevelopment Project, Series 2014A, 5.000%, 8/01/43	8/24 at 100.00	A-	1,346,337
3,000	San Francisco City and County Redevelopment Agency Successor Agency, California, Tax Allocation Bonds, Mission Bay South Redevelopment Project, Series 2016B, 5.000%, 8/01/43 – NPFG Insured	8/26 at 100.00	AA-	3,311,880
NUVEEN      67

Nuveen California High Yield Municipal Bond Fund (continued)
Portfolio of Investments	November 30, 2016 (Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
$ 22,610	San Francisco City and County Redevelopment Agency Successor Agency, California, Tax Allocation Bonds, Mission Bay South Redevelopment Project, Subordinate Series 2016D, 0.000%, 8/01/43	8/21 at 33.74	N/R	$ 4,534,888
405	San Francisco, California, Community Facilities District 6, Mission Bay South Public Improvements, Special Tax Refunding Bonds, Series 2013A, 5.000%, 8/01/33	8/22 at 100.00	N/R	429,454
	San Jacinto Unified School District, California, Community Facilities District 2003-1 Infrastructure Projects, Series 2016:
600	3.250%, 9/01/41	9/17 at 103.00	N/R	490,050
1,000	3.375%, 9/01/46	9/17 at 103.00	N/R	811,810
1,000	San Jacinto, California, Special Tax Bonds, Community Facilities District 2002-1 Rancho San Jacinto Phase 2, Series 2016, 5.000%, 9/01/34	9/26 at 100.00	N/R	1,079,200
100	San Jose Redevelopment Agency, California, Tax Allocation Bonds, Merged Area Redevelopment Project, Series 2003, 4.900%, 8/01/33 – FGIC Insured	2/17 at 100.00	AA-	101,407
360	San Jose Redevelopment Agency, California, Tax Allocation Bonds, Merged Area Redevelopment Project, Series 2005A, 5.000%, 8/01/20 – NPFG Insured	2/17 at 100.00	AA-	361,184
165	San Jose Redevelopment Agency, California, Tax Allocation Bonds, Merged Area Redevelopment Project, Series 2006B, 4.500%, 8/01/35 – RAAI Insured	2/17 at 100.00	AA	165,398
	San Jose Redevelopment Agency, California, Tax Allocation Bonds, Merged Area Redevelopment Project, Series 2006C:
500	5.000%, 8/01/24 – NPFG Insured	8/17 at 100.00	AA-	512,765
1,000	3.750%, 8/01/28 – NPFG Insured	8/17 at 100.00	AA-	1,001,190
320	4.250%, 8/01/30 – NPFG Insured	8/17 at 100.00	AA-	320,634
2,025	San Jose Redevelopment Agency, California, Tax Allocation Bonds, Merged Area Redevelopment Project, Series 2007B, 4.250%, 8/01/36 – SYNCORA GTY Insured	8/17 at 100.00	BBB+	2,013,761
500	San Marcos Public Facilities Authority, California, Revenue Refunding Bonds, Series 2012B, 5.000%, 9/01/32 – AGM Insured	9/22 at 100.00	BBB	539,830
1,000	San Marcos Public Facilities Authority, California, Special Tax Revenue Bonds, Refunding Series 2014A, 5.000%, 9/01/33 – AGM Insured	9/24 at 100.00	AA	1,122,670
250	Santa Ana Financing Authority, California, Lease Revenue Bonds, Police Administration and Housing Facility, Series 1994A, 6.250%, 7/01/24	No Opt. Call	AA-	302,713
	Saugus/Hart School Facilities Financing Authority, California, Special Tax Bonds, Community Facilities District 2006-1, Series 2016:
1,245	5.000%, 9/01/41	3/26 at 100.00	N/R	1,323,572
1,000	5.000%, 9/01/46	3/26 at 100.00	N/R	1,059,960
500	Shafter Community Development Agency, Kern County, California, Tax Allocation Bonds, Shafter Community Development Project Area 2, Refunding Series 2006A, 5.450%, 11/01/36	5/17 at 100.00	N/R	500,435
1,000	South Tahoe Joint Powers Financing Authority, California, Revenue Bonds, South Tahoe Redevelopment Project Area 1, Series 2014A, 4.000%, 10/01/34 – AGM Insured	10/24 at 100.00	AA	1,010,020
	Stockton Public Financing Authority, California, Lease Revenue Bonds, Series 2004:
305	5.125%, 9/01/30 – FGIC Insured	3/17 at 100.00	AA-	300,044
235	5.250%, 9/01/34 – FGIC Insured	3/17 at 100.00	AA-	230,935
2,500	Stockton, California, Special Tax Bonds, Arch Road Community Facilities District 99-02, Refunding Series 2007, 5.875%, 9/01/37	9/17 at 102.00	N/R	2,585,375
68      NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
$ 5,000	Sulphur Springs Union School District, California, Special Tax Bonds, Community Facilities District 2002-1, Series 2014A, 5.000%, 9/01/39	3/24 at 100.00	BBB+	$ 5,276,350
	Tejon Ranch Public Facilities Financing Authority, California, Special Tax Bonds, Community Facilities District 2000-1, Tejon Industrial Complex Public Improvements, Refunding Series 2012:
1,635	5.500%, 9/01/30	9/22 at 100.00	N/R	1,779,076
500	5.500%, 9/01/33	9/22 at 100.00	N/R	539,235
2,000	Tejon Ranch Public Facilities Financing Authority, California, Special Tax Bonds, Community Facilities District 2008-1 Tejon Industrial Complex East 2012B, 5.250%, 9/01/42	No Opt. Call	N/R	2,117,680
2,000	Tejon Ranch Public Facilities Financing Authority, California, Special Tax Bonds, Community Facilities District 2008-1, Tejon Industrial Complex Public Improvements-East, Series 2015A, 5.000%, 9/01/45	9/25 at 100.00	N/R	2,114,560
1,000	Temecula Public Financing Authority, California, Special Tax Bonds, Community Facilities District 03-02 Roripaugh, Series 2006, 5.450%, 9/01/26	3/17 at 100.00	N/R	951,150
	Temecula Valley Unified School District Financing Authority, Riverside County, California, Special Tax Revenue Bonds, Series 2015:
500	5.000%, 9/01/34 – BAM Insured	No Opt. Call	AA	547,700
2,825	5.000%, 9/01/40 – BAM Insured	No Opt. Call	AA	3,063,063
400	Temecula Valley Unified School District, Riverside County, California, Special Tax Bonds, Community Facilities District 2011-1, Series 2014, 4.250%, 9/01/44	9/24 at 100.00	N/R	401,552
1,000	Tulare Public Financing Authority, California, Lease Revenue Bonds, Series 2008, 5.375%, 4/01/35	No Opt. Call	AA	1,044,250
605	Tustin, California, Special Tax Bonds, Community Facilities District 06-1 Tustin Legacy/Columbus Villages, Refunding Series 2015A, 5.000%, 9/01/37	9/25 at 100.00	BBB+	645,589
900	Tustin, California, Special Tax Bonds, Community Facilities District 14-1 Tustin Legacy/Standard Pacific, Refunding Series 2015A, 5.000%, 9/01/45	9/25 at 100.00	N/R	951,552
650	Twentynine Palms Redevelopment Agency, California, Tax Allocation Bonds, Four Corners Project Area, Series 2011A, 7.650%, 9/01/42	9/21 at 100.00	BBB+	783,653
500	Union City Community Redevelopment Agency, California, Tax Allocation Revenue Bonds, Redevelopment Project, Subordinate Lien Series 2011, 6.875%, 12/01/33	12/21 at 100.00	A+	599,230
2,000	Val Verde Unified School District Financing Authority, California, Special Tax Revenue Bonds, Series 2015, 5.000%, 9/01/37	3/25 at 100.00	N/R	2,130,600
500	Victor Elementary School District, Los Angeles County, California, Community Facilities District 2005-1 Special Tax Bonds, Series 2007A, 5.500%, 9/01/37	9/17 at 100.00	N/R	505,250
700	Victor Valley Union High School District, San Bernardino County, California, Special Tax Bonds, Community Facilities District 2007-1, Series 2013, 5.000%, 9/01/43	9/23 at 100.00	N/R	733,005
600	West Hollywood Community Development Commission, California, Tax Allocation Revenue Bonds, East Side Redevelopment Project Series 2011A, 7.500%, 9/01/42	9/21 at 100.00	A-	729,510
	West Patterson Financing Authority, California, Special Tax Bonds, Community Facilities District 2015-1 Arambel-KDN, Refunding Series 2015:
350	5.250%, 9/01/35	9/25 at 100.00	N/R	346,948
785	5.250%, 9/01/45	9/25 at 100.00	N/R	762,259
3,705	West Sacramento Financing Authority, California, Special Tax Revenue Bonds, Series 2014, 5.500%, 9/01/31	9/22 at 102.00	N/R	4,079,057
NUVEEN      69

Nuveen California High Yield Municipal Bond Fund (continued)
Portfolio of Investments	November 30, 2016 (Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
$ 2,805	West Sacramento, California, Special Tax Bonds, Community Facilities District 27 Bridge District, Refunding Series 2016, 5.000%, 9/01/40	9/26 at 100.00	N/R	$ 2,992,150
1,470	Western Riverside Water and Wastewater Financing Authority, California, Local Agency Revenue Bonds, Refunding Series 2016A, 5.000%, 9/01/44	9/26 at 100.00	BBB+	1,565,638
500	Westminster Redevelopment Agency, California, Tax Allocation Bonds, Commercial Redevelopment Project 1, Subordinate Lien Series 2011A, 5.875%, 11/01/41	11/21 at 100.00	A	572,330
2,000	Woodland, California, Special Tax Bonds, Community Facilities District 2004-1 Spring Lake, Refunding & Capital Projects Series 2016, 4.000%, 9/01/45	9/26 at 100.00	N/R	1,803,680
290	Yorkville United City Business District, Illinois, Storm Water and Water Improvement Project Revenue Bonds, Series 2007, 6.000%, 1/01/27 (8)	1/17 at 102.00	N/R	173,858
470	Yuba City Redevelopment Agency, California, Tax Allocation Bonds, Redevelopment Project, Series 2007, 5.250%, 9/01/39 – RAAI Insured	9/17 at 100.00	AA	474,879
135	Yuba County, California, Special Tax Bonds, Community Facilities District 2004-1 Edgewater, Series 2005, 5.125%, 9/01/35	3/17 at 100.00	N/R	135,352
416,545	Total Tax Obligation/Limited			379,192,078
	Transportation – 10.7%
	Alameda Corridor Transportation Authority, California, Revenue Bonds, Refunding Second Subordinate Lien Series 2016B:
985	5.000%, 10/01/34	10/26 at 100.00	BBB+	1,078,664
445	5.000%, 10/01/35	10/26 at 100.00	BBB+	485,028
12,420	5.000%, 10/01/37	10/26 at 100.00	BBB+	13,306,291
3,000	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Bonds, Refunding Junior Lien Series 2013C, 6.250%, 1/15/33	1/24 at 100.00	BB+	3,395,850
	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Bonds, Refunding Senior Lien Series 2015A:
6,255	0.000%, 1/15/33	No Opt. Call	BBB-	2,890,498
3,000	0.000%, 1/15/35 – AGM Insured	No Opt. Call	AA	1,357,080
	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Bonds, Refunding Series 2013A:
5,000	0.000%, 1/15/37 – AGM Insured	No Opt. Call	AA	2,060,000
1,775	5.000%, 1/15/42 – AGM Insured	1/24 at 100.00	AA	1,910,006
1,030	5.750%, 1/15/46	1/24 at 100.00	BBB-	1,135,235
	Guam International Airport Authority, Revenue Bonds, Series 2013C:
745	6.250%, 10/01/34 (Alternative Minimum Tax)	10/23 at 100.00	BBB	862,189
1,000	6.125%, 10/01/43 – AGM Insured (Alternative Minimum Tax)	10/23 at 100.00	AA	1,124,030
33,890	Los Angeles Department of Airports, California, Revenue Bonds, Los Angeles International Airport, Subordinate Lien Series 2016A, 5.000%, 5/15/42 (Alternative Minimum Tax) (UB)	5/26 at 100.00	AA-	36,481,229
70      NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Transportation (continued)
	Palm Springs Financing Authority, California, Palm Springs International Airport Revenue Bonds, Series 2006:
$ 35	5.450%, 7/01/20 (Alternative Minimum Tax)	1/17 at 100.00	N/R	$ 35,020
40	5.550%, 7/01/28 (Alternative Minimum Tax)	1/17 at 100.00	N/R	40,025
	Palm Springs, California, Airport Passenger Facility Charge Subordinate Refunding Revenue Bonds, Palm Springs International Airport, Series 2008:
250	6.400%, 7/01/23 (Alternative Minimum Tax)	1/17 at 100.00	N/R	250,330
355	6.500%, 7/01/27 (Alternative Minimum Tax)	1/17 at 100.00	N/R	355,497
1,290	San Francisco Airports Commission, California, Revenue Bonds, San Francisco International Airport, Tender Option Bond Trust 2015-XF1032, 15.833%, 5/01/44 (IF) (5)	5/24 at 100.00	A+	1,710,746
	San Joaquin Hills Transportation Corridor Agency, Orange County, California, Toll Road Revenue Bonds, Refunding Junior Lien Series 2014B:
5,000	5.250%, 1/15/44	1/25 at 100.00	BB+	5,445,950
2,000	5.250%, 1/15/49	1/25 at 100.00	BB+	2,135,400
	San Joaquin Hills Transportation Corridor Agency, Orange County, California, Toll Road Revenue Bonds, Refunding Senior Lien Series 2014A:
7,250	5.000%, 1/15/44	1/25 at 100.00	BBB-	7,604,235
1,650	5.000%, 1/15/50	1/25 at 100.00	BBB-	1,725,768
50	San Joaquin Hills Transportation Corridor Agency, Orange County, California, Toll Road Revenue Bonds, Refunding Series 1997A, 0.000%, 1/15/31 – NPFG Insured	No Opt. Call	AA-	26,964
1,000	San Jose, California, Airport Revenue Bonds, Refunding Series 2014C, 5.000%, 3/01/31	3/24 at 100.00	A2	1,118,380
1,000	San Jose, California, Airport Revenue Bonds, Series 2007B, 5.000%, 3/01/33 – AMBAC Insured	3/17 at 100.00	A2	1,008,460
89,465	Total Transportation			87,542,875
	U.S. Guaranteed – 4.7% (9)
935	Antelope Valley Healthcare District, California, Revenue Bonds, Series 2011A, 6.875%, 3/01/26 (Pre-refunded 3/01/21)	3/21 at 100.00	Ba3 (9)	1,068,172
1,125	Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay Area Toll Bridge, Tender Option Bond Trust 2015-XF2179, 16.348%, 4/01/34 (Pre-refunded 4/01/19) (IF) (5)	4/19 at 100.00	AA (9)	1,498,500
360	Bessemer, Alabama, General Obligation Warrants, Series 2007, 6.500%, 2/01/37 (Pre-refunded 2/01/17)	2/17 at 101.00	N/R (9)	367,070
	California Municipal Finance Authority, Revenue Bonds, Harbor Regional Center Project, Series 2009:
500	8.000%, 11/01/29 (Pre-refunded 11/01/19)	11/19 at 100.00	A3 (9)	592,220
1,040	8.500%, 11/01/39 (Pre-refunded 11/01/19)	11/19 at 100.00	AA (9)	1,246,606
400	California Municipal Finance Authority, Revenue Bonds, University Students Coop Association, Series 2007, 4.750%, 4/01/27 (Pre-refunded 4/01/17)	4/17 at 100.00	BBB (9)	405,336
415	California Municipal Financing Authority, Certificates of Participation, Community Hospitals of Central California, Series 2007, 5.250%, 2/01/27 (Pre-refunded 2/01/17)	2/17 at 100.00	N/R (9)	418,054
NUVEEN      71

Nuveen California High Yield Municipal Bond Fund (continued)
Portfolio of Investments	November 30, 2016 (Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	U.S. Guaranteed (9) (continued)
	California Statewide Communities Development Authority, Educational Facilities Revenue Bonds, Huntington Park Charter School Project, Series 2007A:
$ 2,090	5.150%, 7/01/30 (Pre-refunded 7/01/17)	7/17 at 100.00	N/R (9)	$ 2,141,665
1,500	5.250%, 7/01/42 (Pre-refunded 7/01/17)	7/17 at 100.00	N/R (9)	1,537,950
1,000	California Statewide Communities Development Authority, Lancer Educational Student Housing Revenue Bonds, California Baptist University, Series 2007, 5.625%, 6/01/33 (Pre-refunded 6/01/17)	6/17 at 102.00	Aaa	1,043,530
1,000	California Statewide Communities Development Authority, Recovery Zone Facility Bonds, SunEdison Huntington Beach Solar Projects, Series 2010, 7.500%, 1/01/31 (Pre-refunded 1/01/21)	1/21 at 100.00	N/R (9)	1,223,110
1,400	California Statewide Communities Development Authority, Recovery Zone Facility Bonds, SunEdison Irvine Unified School District Solar Projects, Series 2010, 7.500%, 7/01/30 (Pre-refunded 1/01/21)	1/21 at 100.00	N/R (9)	1,657,432
1,000	California Statewide Communities Development Authority, Revenue Bonds, Saint Joseph Health System, Tender Option Bond Trust 2016-XG0041, 17.286%, 7/01/47 (Pre-refunded 7/01/18) – AGM Insured (IF)	7/18 at 100.00	AA (9)	1,260,280
3,350	California Statewide Communities Development Authority, Revenue Bonds, ValleyCare Health System, Series 2007A, 5.125%, 7/15/31 (Pre-refunded 7/15/17)	7/17 at 100.00	AA+ (9)	3,439,010
750	California Statewide Community Development Authority, Revenue Bonds, St. Joseph Health System, Series 2007C, 5.750%, 7/01/47 (Pre-refunded 7/01/18) – FGIC Insured	7/18 at 100.00	AA- (9)	804,675
	Compton Public Finance Authority, California, Lease Revenue Bonds, Refunding & Various Capital Projects, Series 2008:
1,765	5.000%, 9/01/22 (Pre-refunded 9/01/18) – AMBAC Insured	9/18 at 100.00	N/R (9)	1,863,505
1,500	5.250%, 9/01/27 (Pre-refunded 9/01/18) – AMBAC Insured	9/18 at 100.00	N/R (9)	1,603,215
625	5.000%, 9/01/32 (Pre-refunded 9/01/18) – AMBAC Insured	9/18 at 100.00	N/R (9)	665,306
	Guam Government, General Obligation Bonds, 2009 Series A:
1,000	6.750%, 11/15/29 (Pre-refunded 11/15/19)	11/19 at 100.00	N/R (9)	1,151,670
1,500	7.000%, 11/15/39 (Pre-refunded 11/15/19)	11/19 at 100.00	N/R (9)	1,738,320
500	Guam Government, General Obligation Bonds, Series 2007A, 5.250%, 11/15/37 (Pre-refunded 11/15/17)	11/17 at 100.00	BB- (9)	520,755
1,115	Jurupa Community Services District, California, Special Tax Bonds, Community Facilities District 25 Eastvale Area, Series 2008A, 8.375%, 9/01/28 (Pre-refunded 9/01/18)	9/18 at 100.00	N/R (9)	1,254,631
955	Lancaster Redevelopment Agency, California, Tax Allocation Bonds, Combined Redevelopment Project Areas Housing Programs, Series 2009, 6.875%, 8/01/39 (Pre-refunded 8/01/19)	8/19 at 100.00	N/R (9)	1,091,326
1,490	Loma Linda, California, Hospital Revenue Bonds, Loma Linda University Medical Center, Series 2008A, 8.250%, 12/01/38 (Pre-refunded 12/01/17)	12/17 at 100.00	BB (9)	1,599,679
	March Joint Powers Redevelopment Agency, California, Tax Allocation Revenue Bonds, March Air Force Base Redevelopment Project, Series 2011A:
300	7.250%, 8/01/31 (Pre-refunded 8/01/21)	8/21 at 100.00	A- (9)	372,645
1,550	7.500%, 8/01/41 (Pre-refunded 8/01/21)	8/21 at 100.00	A- (9)	1,942,600
500	March Joint Powers Redevelopment Agency, California, Tax Allocation Revenue Bonds, March Air Force Base Redevelopment Project, Series 2011B, 7.500%, 8/01/41 (Pre-refunded 8/01/21)	8/21 at 100.00	A- (9)	626,645
72      NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	U.S. Guaranteed (9) (continued)
	Palomar Pomerado Health Care District, California, Certificates of Participation, Series 2009:
$ 1,025	5.500%, 11/01/19 (ETM)	No Opt. Call	Ba1 (9)	$ 1,096,442
500	6.750%, 11/01/39 (Pre-refunded 11/01/19)	11/19 at 100.00	Ba1 (9)	572,430
250	Palomar Pomerado Health, California, General Obligation Bonds, Tender Option Bond Trust 2016-XG0017, 16.312%, 8/01/37 (Pre-refunded 8/01/17) – NPFG Insured (IF) (5)	8/17 at 100.00	AA- (9)	278,750
1,500	Pittsburg Redevelopment Agency, California, Tax Allocation Bonds, Los Medanos Community Development Project, Refunding Series 2008A, 6.500%, 9/01/28 (Pre-refunded 9/01/18)	9/18 at 100.00	BB+ (9)	1,638,630
500	San Francisco Redevelopment Finance Authority, California, Tax Allocation Revenue Bonds, Mission Bay North Redevelopment Project, Series 2009C, 6.500%, 8/01/39 (Pre-refunded 8/01/19)	8/19 at 100.00	A- (9)	565,915
250	Santa Ana Financing Authority, California, Lease Revenue Bonds, Police Administration and Housing Facility, Series 1994A, 6.250%, 7/01/24 – NPFG Insured (ETM)	No Opt. Call	AA- (9)	301,023
530	Turlock Public Financing Authority, California, Tax Allocation Revenue Bonds, Series 2011, 7.250%, 9/01/29 (Pre-refunded 3/01/21)	3/21 at 100.00	A- (9)	647,819
34,220	Total U.S. Guaranteed			38,234,916
	Utilities – 1.8%
	Guam Power Authority, Revenue Bonds, Series 2014A:
500	5.000%, 10/01/39	10/24 at 100.00	AA	542,070
2,000	5.000%, 10/01/44	10/24 at 100.00	AA	2,159,820
	Long Beach Bond Finance Authority, California, Natural Gas Purchase Revenue Bonds, Series 2007A:
25	5.500%, 11/15/28	No Opt. Call	A	28,485
325	5.000%, 11/15/29	No Opt. Call	A	356,574
700	Long Beach Bond Finance Authority, California, Natural Gas Purchase Revenue Bonds, Series 2007B, 1.977%, 11/15/26	No Opt. Call	A	655,949
	Los Angeles Department of Water and Power, California, Power System Revenue Bonds, Series 2016B:
1,790	5.000%, 7/01/42 (UB) (5)	1/26 at 100.00	Aa2	2,003,296
2,240	5.000%, 7/01/45 (UB) (5)	1/26 at 100.00	Aa2	2,501,363
50	M-S-R Energy Authority, California, Gas Revenue Bonds, Citigroup Prepay Contracts, Series 2009A, 6.500%, 11/01/39	No Opt. Call	A	64,546
1,000	M-S-R Energy Authority, California, Gas Revenue Bonds, Citigroup Prepay Contracts, Series 2009B, 6.500%, 11/01/39	No Opt. Call	A	1,290,920
2,500	M-S-R Energy Authority, California, Gas Revenue Bonds, Citigroup Prepay Contracts, Series 2009C, 6.500%, 11/01/39	No Opt. Call	A	3,227,300
NUVEEN      73

Nuveen California High Yield Municipal Bond Fund (continued)
Portfolio of Investments	November 30, 2016 (Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Utilities (continued)
	Southern California Public Power Authority, Natural Gas Project 1 Revenue Bonds, Series 2007A:
$ 1,000	5.000%, 11/01/29	No Opt. Call	A	$ 1,106,490
720	5.000%, 11/01/33	No Opt. Call	A	805,990
12,850	Total Utilities			14,742,803
	Water and Sewer – 5.4%
	California Pollution Control Financing Authority, Water Furnishing Revenue Bonds, Poseidon Resources Channelside LP Desalination Project, Series 2012:
1,700	5.000%, 7/01/37 (Alternative Minimum Tax)	No Opt. Call	Baa3	1,804,482
4,110	5.000%, 11/21/45 (Alternative Minimum Tax)	No Opt. Call	Baa3	4,383,479
	California Pollution Control Financing Authority, Water Furnishing Revenue Bonds, San Diego County Water Authority Desalination Project Pipeline, Series 2012:
2,000	5.000%, 7/01/37	No Opt. Call	Baa3	2,023,820
6,250	5.000%, 11/21/45	No Opt. Call	Baa3	6,251,250
500	Dinuba Financing Authority, California, Wastewater System Revenue Bonds, Series 2007, 5.375%, 9/01/38	9/17 at 100.00	N/R	503,705
	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Series 2010:
1,000	5.250%, 7/01/25	7/20 at 100.00	A-	1,063,680
1,000	5.500%, 7/01/30	7/20 at 100.00	A-	1,063,350
	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Series 2013:
500	5.250%, 7/01/33	7/23 at 100.00	A-	541,575
4,125	5.500%, 7/01/43	7/23 at 100.00	A-	4,492,455
3,500	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Series 2016, 5.000%, 1/01/46	7/26 at 100.00	A-	3,761,870
1,250	Loma Linda, California, Water Revenue Bonds, Series 2016, 3.000%, 7/01/36	7/26 at 100.00	N/R	1,034,563
10,000	Los Angeles Department of Water and Power, California, Waterworks Revenue Bonds, Series 2016A, 5.000%, 7/01/46 (UB)	1/26 at 100.00	AA+	11,158,600
2,000	Los Angeles Department of Water and Power, California, Waterworks Revenue Bonds, Tender Option Bond Trust 2015-XF2053, 19.954%, 7/01/44 (IF) (5)	7/24 at 100.00	AA+	3,125,040
1,500	Pico Rivera Water Authority, California, Revenue Bonds, Refunding Water System Project, Series 1999A, 5.500%, 5/01/29 – NPFG Insured	No Opt. Call	AA-	1,727,565
1,250	Stockton Public Financing Authority, California, Water Revenue Bonds, Delta Water Supply Project, Series 2010A, 6.250%, 10/01/40	10/23 at 100.00	A	1,472,700
40,685	Total Water and Sewer			44,408,134
$ 1,101,294	Total Municipal Bonds (cost $975,812,276)			971,172,847

74      NUVEEN

Shares	Description (1)	Value
	COMMON STOCKS – 0.6%
	Industrials – 0.6%
94,060	American Airlines Group Inc. (10)	$ 4,368,147
	Total Common Stocks (cost $2,851,418)	4,368,147
	Total Long-Term Investments (cost $978,663,694)	975,540,994
	Floating Rate Obligations – (10.1)%	(82,950,000)
	Other Assets Less Liabilities – (8.8)% (11)	(71,801,081)
	Net Assets – 100%	$ 820,789,913

Investments in Derivatives as of Derivatives Account Period
Interest Rate Swaps
Counterparty	Notional Amount	Fund Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate (Annualized)	Fixed Rate Payment Frequency	Effective Date (12)	Optional Termination Date	Termination Date	Variation Margin Receivable/ (Payable)	Unrealized Appreciation (Depreciation)
Barclays Bank PLC*	$38,000,000	Receive	3-Month USD-LIBOR-ICE	1.592%	Quarterly	9/19/17	N/A	9/19/28	$254,986	$2,911,368
JPMorgan Chase Bank, N.A.	17,100,000	Receive	USD-BMA	1.665	Quarterly	11/20/17	3/20/18	11/20/47	—	2,546,868
	$55,100,000								$254,986	$5,458,236
*	Citigroup Global Markets Inc. is the clearing broker for this transaction.
Fair Value Measurements
Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$971,172,847	$ —	$971,172,847
Common Stocks	4,368,147	—	—	4,368,147
Investments in Derivatives:
Interest Rate Swaps*	—	5,458,236	—	5,458,236
Total	$4,368,147	$976,631,083	$ —	$980,999,230

*	Represents net unrealized appreciation (depreciation).
NUVEEN      75

Nuveen California High Yield Municipal Bond Fund (continued)
Portfolio of Investments	November 30, 2016 (Unaudited)
Income Tax Information
The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.
As of November 30, 2016, the cost of investments (excluding investments in derivatives) was $894,632,249.
Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) as of November 30, 2016, were as follows:
Gross unrealized:
Appreciation	$ 35,435,184
Depreciation	(37,477,361)
Net unrealized appreciation (depreciation) of investments	$ (2,042,177)

(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	As of or subsequent to, the end of the reporting period, this security is non-income producing. Non-income producing security, in the case of a fixed-income security, generally denotes that the issuer has (1) defaulted on the payment of principal or interest, (2) is under the protection of the Federal Bankruptcy Court or (3) the Fund’s Adviser has concluded that the issue is not likely to meet its future interest payment obligations and has ceased accruing additional income on the Fund’s records.
(5)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in derivatives and/or inverse floating rate transactions.
(6)	The coupon for this security increased 0.25% effective January 1, 2016 and will increase an additional 0.25% effective May 11, 2016.
(7)	Step-up coupon. The rate shown is the coupon as of the end of the reporting period.
(8)	On July 1, 2014, the Fund's Adviser determined it was unlikely that this borrower would fulfill its entire obligation on this security, and therefore reduced the security's interest rate of accrual from 6.000% to 4.200%.
(9)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.
(10)	On November 28, 2011, AMR Corp. (“AMR”), the parent company of American Airlines Group, Inc. (“AAL”) filed for federal bankruptcy protection. On December 9, 2013, AMR emerged from federal bankruptcy with the acceptance of its reorganization plan by the bankruptcy court. Under the settlement agreement established to meet AMR’s unsecured bond obligations, the bondholders, including the Fund, received a distribution of AAL preferred stock which was converted to AAL common stock over a 120-day period. Every 30 days, a quarter of the preferred stock was converted to AAL common stock based on the 5-day volume-weighted average price and the amount of preferred shares tendered during the optional preferred conversion period.
(11)	Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter derivatives as well as the exchange-cleared and exchange-traded derivatives, when applicable.
(12)	Effective date represents the date on which both the Fund and counterparty commence interest payment accruals on each contract.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction.
N/A	Not Applicable
USD-BMA	United States Dollar-Bond Market Association
USD-LIBOR-ICE	United States Dollar-London Inter-Bank Offered Rate-Intercontinental Exchange
76      NUVEEN

Nuveen California Municipal Bond Fund
Portfolio of Investments	November 30, 2016 (Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 98.8%
	MUNICIPAL BONDS – 98.8%
	Consumer Staples – 6.1%
$ 1,995	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Alameda County Tobacco Asset Securitization Corporation, Series 2002, 5.750%, 6/01/29	12/16 at 100.00	Baa1	$ 2,010,561
8,000	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Gold Country Settlement Funding Corporation, Refunding Series 2006, 5.250%, 6/01/46	12/16 at 100.00	CCC	7,456,400
	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Los Angeles County Securitization Corporation, Series 2006A:
2,480	5.600%, 6/01/36	12/18 at 100.00	B3	2,520,945
3,500	5.650%, 6/01/41	12/18 at 100.00	B2	3,557,820
5,000	5.700%, 6/01/46	12/18 at 100.00	B2	5,082,650
	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Sonoma County Tobacco Securitization Corporation, Series 2005:
170	4.250%, 6/01/21	12/16 at 100.00	BBB+	169,738
2,315	5.125%, 6/01/38	12/16 at 100.00	B-	2,199,320
34,725	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Bonds, Series 2007A-1, 5.000%, 6/01/33	6/17 at 100.00	B-	31,501,131
8,000	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Bonds, Series 2007A-2, 5.300%, 6/01/37	6/22 at 100.00	B-	7,391,360
	Tobacco Securitization Authority of Northern California, Tobacco Settlement Asset-Backed Bonds, Series 2005A-1:
9,835	5.375%, 6/01/38	12/16 at 100.00	B-	9,261,816
3,105	5.500%, 6/01/45	12/16 at 100.00	B-	2,902,647
3,700	Tobacco Securitization Authority of Southern California, Tobacco Settlement Asset-Backed Bonds, San Diego County Tobacco Asset Securitization Corporation, Senior Series 2006A, 5.000%, 6/01/37	12/16 at 100.00	BB+	3,359,637
82,825	Total Consumer Staples			77,414,025
	Education and Civic Organizations – 5.2%
5,000	California Educational Facilities Authority, Revenue Bonds, Chapman University, Series 2015, 5.000%, 4/01/40	4/25 at 100.00	A2	5,425,000
3,915	California Educational Facilities Authority, Revenue Bonds, Pepperdine University, Series 2015, 5.000%, 9/01/40	9/25 at 100.00	AA	4,373,016
1,000	California Educational Facilities Authority, Revenue Bonds, Pitzer College, Refunding Series 2009, 5.375%, 4/01/34	4/20 at 100.00	A2	1,090,850
3,000	California Educational Facilities Authority, Revenue Bonds, University of the Pacific, Refunding Series 2015, 5.000%, 11/01/36	11/25 at 100.00	A2	3,289,140
12,535	California Infrastructure and Economic Development Bank, Revenue Bonds, Academy of Motion Picture Arts and Sciences Obligated Group, Series 2015A, 4.000%, 11/01/45	11/23 at 100.00	Aa2	12,386,335
NUVEEN      77

Nuveen California Municipal Bond Fund (continued)
Portfolio of Investments	November 30, 2016 (Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Education and Civic Organizations (continued)
	California Infrastructure and Economic Development Bank, Revenue Bonds, The Walt Disney Family Museum, Refunding Series 2016:
$ 250	5.000%, 2/01/30	2/26 at 100.00	A+	$ 281,063
250	5.000%, 2/01/31	2/26 at 100.00	A+	279,810
1,500	California Municipal Finance Authority Charter School Revenue Bonds, Albert Einstein Academies Project, Series 2013A, 6.750%, 8/01/33	8/23 at 100.00	B+	1,625,100
1,125	California Municipal Finance Authority, Charter School Revenue Bonds, Rocketship Education Multiple Projects, Series 2014A, 7.250%, 6/01/43	6/22 at 102.00	N/R	1,267,245
	California Municipal Finance Authority, Educational Facilities Revenue Bonds, OCEAA Project, Series 2008A:
865	6.750%, 10/01/28	10/18 at 100.00	N/R	888,035
1,500	7.000%, 10/01/39	10/18 at 100.00	N/R	1,541,535
	California Municipal Finance Authority, Revenue Bonds, Biola University, Refunding Series 2008A:
610	5.000%, 10/01/18	No Opt. Call	Baa1	641,940
500	5.625%, 10/01/23	4/18 at 100.00	Baa1	526,675
815	California Municipal Finance Authority, Revenue Bonds, Goodwill Industries of Sacramento Valley & Northern Nevada Project, Series 2012A, 5.750%, 1/01/22	No Opt. Call	N/R	850,656
1,275	California Municipal Finance Authority, Revenue Bonds, Goodwill Industries of Sacramento Valley & Northern Nevada Project, Series 2014A, 5.000%, 1/01/35	1/25 at 100.00	N/R	1,221,488
1,500	California Municipal Finance Authority, Revenue Bonds, University of La Verne, Series 2010A, 6.125%, 6/01/30	6/20 at 100.00	A-	1,688,220
410	California School Finance Authority, Charter School Revenue Bonds, Downtown College Prep - Obligated Group, Series 2016, 5.000%, 6/01/46	6/26 at 100.00	N/R	382,058
285	California School Finance Authority, Charter School Revenue Bonds, Rocketship Education - Obligated Group, Series 2016A, 5.000%, 6/01/36	6/25 at 100.00	N/R	274,683
	California School Finance Authority, School Facility Revenue Bonds, Value Schools, Series 2013:
2,000	6.900%, 7/01/43	7/23 at 100.00	BB+	2,235,620
4,040	7.000%, 7/01/48	7/23 at 100.00	BB+	4,527,143
500	California State Public Works Board, Lease Revenue Bonds, California State University, Various University Projects, Series 2010B-1, 5.400%, 3/01/26	3/20 at 100.00	Aa3	550,565
1,035	California State Public Works Board, Lease Revenue Refunding Bonds, Community College Projects, Series 2004B, 5.500%, 6/01/19	12/16 at 100.00	A+	1,038,985
	California State University, Systemwide Revenue Bonds, Refunding Series 2015A:
2,650	5.000%, 11/01/35	11/25 at 100.00	Aa2	2,986,841
2,970	5.000%, 11/01/38	11/25 at 100.00	Aa2	3,320,787
	California State University, Systemwide Revenue Bonds, Series 2016A:
5,210	5.000%, 11/01/33	5/26 at 100.00	Aa2	5,940,025
3,445	4.000%, 11/01/38	5/26 at 100.00	Aa2	3,452,958
1,700	California Statewide Communities Development Authority, School Facility Revenue Bonds, Alliance College-Ready Public Schools, Series 2011A, 7.000%, 7/01/46	7/21 at 100.00	BBB-	1,915,050
1,000	California Statewide Community Development Authority, Revenue Bonds, International School of the Peninsula, Palo Alto, California, Series 2006, 5.000%, 11/01/29	5/17 at 100.00	N/R	1,000,240
78      NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Education and Civic Organizations (continued)
$ 1,115	San Diego County, California, Limited Revenue Obligations, Sanford Burnham Prebys Medical Discovery Institute, Series 2015A, 5.000%, 11/01/28	11/25 at 100.00	A3	$ 1,281,904
62,000	Total Education and Civic Organizations			66,282,967
	Health Care – 10.9%
430	California Health Facilities Financing Authority, California, Revenue Bonds, Sutter Health, Refunding Series 2015A, 5.000%, 8/15/43	8/25 at 100.00	AA-	465,608
	California Health Facilities Financing Authority, California, Revenue Bonds, Sutter Health, Series 2016A:
20,495	5.000%, 11/15/41	11/25 at 100.00	AA-	22,266,178
5,000	5.000%, 11/15/46	11/25 at 100.00	AA-	5,388,900
2,025	California Health Facilities Financing Authority, Refunding Revenue Bonds, Stanford Hospital and Clinics, Series 2010B, 5.750%, 11/15/31	11/20 at 100.00	AA	2,287,865
500	California Health Facilities Financing Authority, Revenue Bonds, Adventist Health System/West, Series 2009C, 5.250%, 3/01/21	3/19 at 100.00	A	541,660
1,000	California Health Facilities Financing Authority, Revenue Bonds, Catholic Healthcare West, Series 2008G, 5.500%, 7/01/25	7/18 at 100.00	A	1,059,450
3,000	California Health Facilities Financing Authority, Revenue Bonds, Catholic Healthcare West, Series 2009F, 5.625%, 7/01/25	7/19 at 100.00	A	3,302,670
455	California Health Facilities Financing Authority, Revenue Bonds, Cedars-Sinai Medical Center, Refunding Series 2015, 5.000%, 11/15/32	11/25 at 100.00	Aa3	505,978
1,000	California Health Facilities Financing Authority, Revenue Bonds, Children's Hospital Los Angeles, Series 2012A, 5.000%, 11/15/29	No Opt. Call	BBB+	1,072,590
1,000	California Health Facilities Financing Authority, Revenue Bonds, Childrens Hospital of Orange County, Series 2009A, 6.500%, 11/01/38	11/19 at 100.00	A	1,121,530
3,940	California Health Facilities Financing Authority, Revenue Bonds, El Camino Hospital, Refunding Series 2015A, 5.000%, 2/01/40	2/25 at 100.00	A+	4,246,217
830	California Health Facilities Financing Authority, Revenue Bonds, Lucile Salter Packard Children's Hospital, Series 2014A, 5.000%, 8/15/43	8/24 at 100.00	AA	894,242
905	California Health Facilities Financing Authority, Revenue Bonds, Providence Health & Services, Refunding Series 2014A, 5.000%, 10/01/38	10/24 at 100.00	AA-	1,006,469
1,825	California Health Facilities Financing Authority, Revenue Bonds, Providence Health & Services, Series 2014B, 5.000%, 10/01/44	10/24 at 100.00	AA-	1,961,875
19,345	California Health Facilities Financing Authority, Revenue Bonds, Providence Saint Joseph Health, Series 2016A, 4.000%, 10/01/47	10/26 at 100.00	AA-	18,517,227
6,000	California Health Facilities Financing Authority, Revenue Bonds, Rady Children's Hospital - San Diego, Series 2011, 5.000%, 8/15/31	8/21 at 100.00	Aa3	6,583,800
200	California Health Facilities Financing Authority, Revenue Bonds, Scripps Health, Refunding Series 2008A, 5.000%, 10/01/22	10/18 at 100.00	AA	213,012
2,000	California Health Facilities Financing Authority, Revenue Bonds, Sutter Health, Series 2011B, 6.000%, 8/15/42	8/20 at 100.00	AA-	2,261,520
2,010	California Municipal Finance Authority, Certificates of Participation, Community Hospitals of Central California Obligated Group, Series 2009, 5.500%, 2/01/39	2/19 at 100.00	A-	2,137,796
4,655	California Statewide Communities Development Authority, California, Revenue Bonds, Loma Linda University Medical Center, Series 2014A, 5.250%, 12/01/34	12/24 at 100.00	BB+	4,802,191
NUVEEN      79

Nuveen California Municipal Bond Fund (continued)
Portfolio of Investments	November 30, 2016 (Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Health Care (continued)
$ 10,460	California Statewide Communities Development Authority, California, Revenue Bonds, Loma Linda University Medical Center, Series 2016A, 5.250%, 12/01/56	6/26 at 100.00	BB+	$ 10,600,582
	California Statewide Communities Development Authority, Revenue Bonds, Adventist Health System/West, Series 2015A:
1,305	5.000%, 3/01/35	3/26 at 100.00	A	1,449,790
1,000	5.000%, 3/01/45	3/26 at 100.00	A	1,084,700
	California Statewide Communities Development Authority, Revenue Bonds, Huntington Memorial Hospital, Refunding Series 2014B:
25	5.000%, 7/01/25	7/24 at 100.00	A-	28,415
1,500	5.000%, 7/01/30	7/24 at 100.00	A-	1,636,200
1,170	5.000%, 7/01/31	7/24 at 100.00	A-	1,272,188
	California Statewide Communities Development Authority, Revenue Bonds, John Muir Health, Series 2016A:
100	5.000%, 8/15/46	8/26 at 100.00	A+	107,641
235	5.000%, 8/15/51	8/26 at 100.00	A+	252,895
6,500	California Statewide Communities Development Authority, Revenue Bonds, Kaiser Permanente, Series 2012A, 5.000%, 4/01/42	4/22 at 100.00	AA-	7,109,505
1,000	California Statewide Community Development Authority, Health Facility Revenue Bonds, Catholic Healthcare West, Series 2008C, 5.625%, 7/01/35	7/18 at 100.00	A	1,046,360
	California Statewide Community Development Authority, Health Revenue Bonds, Enloe Medical Center, Refunding Series 2008A:
125	5.250%, 8/15/19	8/18 at 100.00	AA-	133,091
500	5.500%, 8/15/23	8/18 at 100.00	AA-	534,025
2,235	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity Health System, Series 2005A, 5.500%, 7/01/30 (4)	1/17 at 100.00	CCC	2,084,339
3,260	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity Health System, Series 2005G, 5.000%, 7/01/22 (4)	1/17 at 100.00	CCC	3,132,208
3,000	California Statewide Community Development Authority, Revenue Bonds, Kaiser Permanente System, Series 2007B, 1.347%, 4/01/36	4/17 at 100.00	AA-	2,519,130
3,000	Kaweah Delta Health Care District, California, Revenue Bonds, Series 2015B, 5.000%, 6/01/40	6/25 at 100.00	A3	3,203,280
	Marysville, California, Revenue Bonds, Fremont-Rideout Health Group, Series 2011:
2,040	5.250%, 1/01/27	1/21 at 100.00	BBB	2,056,667
490	5.125%, 1/01/33	1/21 at 100.00	BBB	488,912
1,260	5.200%, 1/01/34	1/21 at 100.00	BBB	1,257,115
4,125	5.250%, 1/01/35	1/21 at 100.00	BBB	4,115,265
225	5.250%, 1/01/37	No Opt. Call	BBB	224,435
2,985	5.250%, 1/01/42	1/21 at 100.00	BBB	2,976,612
1,335	Northern Inyo County Local Hospital District, Inyo County, California, Revenue Bonds, Series 2010, 6.375%, 12/01/25	12/20 at 100.00	BB	1,427,062
1,580	Oak Valley Hospital District, Stanislaus County, California, Revenue Bonds, Series 2010A, 7.000%, 11/01/35	11/20 at 100.00	BB	1,634,352
3,625	Palomar Pomerado Health Care District, California, Certificates of Participation, Series 2010, 6.000%, 11/01/41	11/20 at 100.00	BBB-	3,957,993
80      NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Health Care (continued)
$ 3,040	Upland, California, Certificates of Participation, San Antonio Community Hospital, Series 2011, 6.500%, 1/01/41	1/21 at 100.00	A-	$ 3,375,768
132,735	Total Health Care			138,345,308
	Housing/Multifamily – 1.2%
1,450	California Municipal Finance Authority, Mobile Home Park Revenue Bonds, Caritas Projects Series 2010A, 6.400%, 8/15/45	8/20 at 100.00	BBB	1,595,754
1,580	California Municipal Finance Authority, Mobile Home Park Revenue Bonds, Caritas Projects Series 2012A, 5.500%, 8/15/47	8/22 at 100.00	BBB	1,721,125
1,000	California Municipal Finance Authority, Mobile Home Park Revenue Bonds, Caritas Projects Series 2012B, 7.250%, 8/15/47	8/22 at 100.00	A1	1,132,870
	California Municipal Finance Authority, Mobile Home Park Senior Revenue Bonds, Caritas Affordable Housing, Inc. Projects, Series 2014A:
170	5.250%, 8/15/39	8/24 at 100.00	BBB	188,846
455	5.250%, 8/15/49	8/24 at 100.00	BBB	501,897
4,180	California Statewide Community Development Authority, Multifamily Housing Revenue Senior Bonds, Westgate Courtyards Apartments, Series 2001X-1, 5.420%, 12/01/34 – AMBAC Insured (Alternative Minimum Tax)	12/16 at 100.00	N/R	4,181,714
1,800	Independent Cities Finance Authority, California, Mobile Home Park Revenue Bonds, Palomar Estates West, Refunding Series 2015, 5.000%, 9/15/25	No Opt. Call	N/R	1,957,248
1,695	San Dimas Housing Authority, California, Mobile Home Park Revenue Bonds, Charter Oak Mobile Home Estates Acquisition Project, Series 1998A, 5.700%, 7/01/28	1/17 at 100.00	N/R	1,697,000
1,155	San Jose, California, Multifamily Housing Senior Lien Revenue Bonds, Fallen Leaves Apartments, Series 2002J1, 4.950%, 12/01/22 – AMBAC Insured (Alternative Minimum Tax)	12/16 at 100.00	N/R	1,155,728
1,000	Ventura County Area Housing Authority, California, Multifamily Revenue Bonds, Mira Vista Senior Apartments Project, Series 2006A, 5.150%, 12/01/31 – AMBAC Insured (Alternative Minimum Tax)	12/16 at 100.00	N/R	1,000,820
14,485	Total Housing/Multifamily			15,133,002
	Long-Term Care – 0.5%
3,000	ABAG Finance Authority for Non-Profit Corporations, California, Health Facility Revenue Bonds, The Institute on Aging, Series 2008A, 5.650%, 8/15/38	8/18 at 100.00	AA-	3,176,550
1,275	California Health Facilities Financing Authority, Revenue Bonds, Northern California Presbyterian Homes & Services Inc., Refunding Series 2015, 5.000%, 7/01/44	7/25 at 100.00	AA-	1,378,390
560	California Statewide Community Development Authority, Revenue Bonds, Los Angeles Jewish Home for the Aging, Series 2008, 4.500%, 11/15/19	5/18 at 100.00	AA-	583,873
750	California Statewide Community Development Authority, Revenue Bonds, Los Angeles Jewish Home for the Aging-Fountainview Gonda, Series 2014D, 4.750%, 8/01/20	2/17 at 100.00	N/R	750,270
5,585	Total Long-Term Care			5,889,083
	Tax Obligation/General – 24.3%
1,000	Acalanes Union High School District, Contra Costa County, California, General Obligation Bonds, Refunding Series 2010A, 0.000%, 8/01/26	No Opt. Call	Aa1	730,330
4,000	Alum Rock Union Elementary School District, Santa Clara County, California, General Obligation Bonds, Refunding Series 2013A, 6.000%, 8/01/39	8/23 at 100.00	AA-	4,816,360
5,250	Bakersfield City School District, Kern County, California, General Obligation Bonds, Series 2012C, 0.000%, 5/01/42 (5)	5/40 at 100.00	Aa2	2,754,307
NUVEEN      81

Nuveen California Municipal Bond Fund (continued)
Portfolio of Investments	November 30, 2016 (Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/General (continued)
$ 3,565	Baldwin Park Unified School District, Los Angeles County, California, General Obligation Bonds, Refunding Series 2016, 5.000%, 8/01/29 – AGM Insured	8/26 at 100.00	AA	$ 4,101,604
	California State, General Obligation Bonds, Various Purpose Refunding Series 2014:
1,265	5.000%, 8/01/31	8/24 at 100.00	AA-	1,434,358
6,780	5.000%, 8/01/32	8/24 at 100.00	AA-	7,662,892
1,205	5.000%, 8/01/33	8/24 at 100.00	AA-	1,357,541
	California State, General Obligation Bonds, Various Purpose Refunding Series 2015:
5,275	5.000%, 8/01/31	2/25 at 100.00	AA-	5,964,759
5,000	5.000%, 8/01/32	2/25 at 100.00	AA-	5,634,650
28,370	5.000%, 8/01/33	2/25 at 100.00	AA-	31,884,192
	California State, General Obligation Bonds, Various Purpose Series 2009:
600	5.625%, 4/01/26	4/19 at 100.00	AA-	654,600
5,000	5.500%, 11/01/34	11/19 at 100.00	AA-	5,490,250
4,060	6.000%, 11/01/39	11/19 at 100.00	AA-	4,525,154
	California State, General Obligation Bonds, Various Purpose Series 2010:
5,000	5.250%, 3/01/30	3/20 at 100.00	AA-	5,509,400
10,000	5.500%, 3/01/40	3/20 at 100.00	AA-	11,053,900
4,000	5.250%, 11/01/40	11/20 at 100.00	AA-	4,453,760
2,000	California State, General Obligation Bonds, Various Purpose Series 2011, 5.250%, 10/01/32	10/21 at 100.00	AA-	2,271,460
	California State, General Obligation Bonds, Various Purpose Series 2013:
5,860	5.000%, 2/01/38	No Opt. Call	AA-	6,442,601
1,430	5.000%, 2/01/43	No Opt. Call	AA-	1,567,137
	California State, General Obligation Bonds, Various Purpose Series 2014:
15,000	5.000%, 10/01/37	10/24 at 100.00	AA-	16,714,650
2,470	5.000%, 5/01/44	5/24 at 100.00	AA-	2,728,881
	California State, General Obligation Bonds, Various Purpose Series 2015:
5,545	5.000%, 3/01/33	3/25 at 100.00	AA-	6,237,959
3,000	5.000%, 3/01/45	3/25 at 100.00	AA-	3,310,920
3,000	5.000%, 8/01/45	8/25 at 100.00	AA-	3,324,390
3,000	Coast Community College District, Orange County, California, General Obligation Bonds, Refunding Series 2015, 5.000%, 8/01/33	8/25 at 100.00	Aa1	3,408,300
1,000	College of the Sequoias Visalia Area Improvement District 2, Tulare County, California, General Obligation Bonds, Sequoias Community College District, Election 2008 Series 2009A, 5.250%, 8/01/29 – AGC Insured	8/19 at 100.00	AA	1,084,930
500	Corona-Norco Unified School District, Riverside County, California, General Obligation Bonds, Capital Appreciation, Election 2006 Refunding Series 2009C, 0.000%, 8/01/39 – AGM Insured (5)	8/27 at 100.00	AA	625,230
18,500	Desert Community College District, Riverside County, California, General Obligation Bonds, Election 2004 Series 2007C, 0.000%, 8/01/46 – AGM Insured	No Opt. Call	AA	3,781,955
4,000	Desert Community College District, Riverside County, California, General Obligation Bonds, Refunding Series 2016, 5.000%, 8/01/37	2/26 at 100.00	Aa2	4,507,080
82      NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/General (continued)
	Fontana Unified School District, San Bernardino County, California, General Obligation Bonds, Refunding Series 2012:
$ 11,200	0.000%, 8/01/40	No Opt. Call	Aa3	$ 3,430,224
19,700	0.000%, 8/01/41	8/22 at 34.18	Aa3	5,669,069
	Golden West Schools Financing Authority, California, General Obligation Revenue Refunding Bonds, School District Program, Series 1999A:
320	5.800%, 8/01/22 – NPFG Insured	No Opt. Call	AA-	377,814
345	5.800%, 8/01/23 – NPFG Insured	No Opt. Call	AA-	414,528
460	Jefferson Union High School District, San Mateo County, California, General Obligation Bonds, Series 2000A, 6.250%, 8/01/20 – NPFG Insured	No Opt. Call	AA-	508,686
30	Long Beach Unified School District, Los Angeles County, California, General Obligation Bonds, Election of 2008, Series 2009A, 5.500%, 8/01/29	8/19 at 100.00	Aa2	32,981
	Los Angeles Community College District, California, General Obligation Bonds, Refunding Series 2015A:
3,235	5.000%, 8/01/28	No Opt. Call	AA+	3,739,336
34,230	5.000%, 8/01/30	8/24 at 100.00	AA+	39,342,935
6,000	5.000%, 8/01/31	8/24 at 100.00	AA+	6,869,520
12,500	Los Angeles Unified School District, Los Angeles County, California, General Obligation Bonds, Refunding Series 2016A, 5.000%, 7/01/24	No Opt. Call	AAA	14,755,875
150	Los Angeles Unified School District, Los Angeles County, California, General Obligation Bonds, Series 2009D, 5.000%, 1/01/34	7/19 at 100.00	Aa2	161,837
100	Lucia Mar Unified School District, San Luis Obispo County, California, General Obligation Bonds, Refunding Series 2005, 5.250%, 8/01/22 – FGIC Insured	No Opt. Call	Aa2	116,369
10,000	Newport-Mesa Unified School District, Orange County, California, General Obligation Bonds, Election of 2005, Series 2011, 0.000%, 8/01/41	8/21 at 24.49	Aaa	2,144,400
	Oakland Unified School District, Alameda County, California, General Obligation Bonds, Refunding Series 2016:
4,500	5.000%, 8/01/28	8/26 at 100.00	AAA	5,282,415
4,000	5.000%, 8/01/29	8/26 at 100.00	AAA	4,666,160
9,440	Paramount Unified School District, Los Angeles County, California, General Obligation Bonds, Election 2006 Series 2011, 0.000%, 8/01/45	No Opt. Call	A+	8,289,170
1,155	Pittsburg Unified School District, Contra Costa County, California, General Obligation Bonds, Series 2009B, 5.500%, 8/01/34 – AGM Insured	8/18 at 100.00	AA	1,227,707
855	Pomona Unified School District, Los Angeles County, California, General Obligation Bonds, Refunding Series 2001A, 5.950%, 2/01/17 – NPFG Insured	No Opt. Call	AA-	862,079
13,835	Rio Hondo Community College District, California, General Obligation Bonds, Election of 2004, Series 2010C, 0.000%, 8/01/42 (5)	8/34 at 100.00	AA	12,744,249
3,125	Rosemead School District, Los Angeles County, California, General Obligation Bonds, Election 2008 Series 2013B, 0.000%, 8/01/43 – AGM Insured (5)	8/23 at 100.00	AA	3,273,125
10,000	San Diego Community College District, California, General Obligation Bonds, Refunding Series 2016, 5.000%, 8/01/31	8/26 at 100.00	Aaa	11,567,500
1,535	San Leandro Unified School District, Alameda County, California, General Obligation Bonds, Election 2006 Series 2010C, 0.000%, 8/01/39 – AGC Insured	8/28 at 100.00	AA	1,188,121
1,000	San Lorenzo Unified School District, Alameda County, California, General Obligation Bonds, Election of 2008 Series 2011B, 6.000%, 8/01/41	No Opt. Call	A+	1,150,300
NUVEEN      83

Nuveen California Municipal Bond Fund (continued)
Portfolio of Investments	November 30, 2016 (Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/General (continued)
$ 1,000	Santa Ana Unified School District, Orange County, California, General Obligation Bonds, Series 2008A, 5.250%, 8/01/28	8/18 at 100.00	Aa3	$ 1,063,300
2,000	South San Francisco Unified School District, San Mateo County, California, General Obligation Bond Anticipation Notes, Measure J, Series 2015B, 5.000%, 9/01/40	9/25 at 100.00	Aa1	2,229,180
	Tulare Local Health Care District, California, General Obligation Bonds, Series 2009B-1:
500	6.375%, 8/01/25	8/19 at 100.00	Baa3	547,755
1,005	6.500%, 8/01/26	8/19 at 100.00	Baa3	1,101,681
2,000	Victor Valley Union High School District, San Bernardino County, California, General Obligation Bonds, Series 2009A, 0.000%, 8/01/31 – AGC Insured (5)	8/26 at 100.00	AA	2,038,800
645	Washington Township Health Care District, Alameda County, California, General Obligation Bonds, 2012 Election Series 2013A, 5.500%, 8/01/40	8/24 at 100.00	Aa3	725,999
2,365	West Contra Costa Unified School District, Contra Costa County, California, General Obligation Bonds, Refunding Series 2016A, 5.000%, 8/01/34	8/25 at 100.00	AA+	2,635,674
1,100	West Contra Costa Unified School District, Contra Costa County, California, General Obligation Bonds, Series 2008B, 6.000%, 8/01/24	No Opt. Call	AA-	1,365,177
770	West Covina Unified School District, Los Angeles County, California, General Obligation Bonds, Series 2002A Refunding, 5.350%, 2/01/20 – NPFG Insured	No Opt. Call	AA-	851,728
1,000	Whittier Union High School District, Los Angeles County, California, General Obligation Bonds, Series 2009A, 0.000%, 8/01/34	8/19 at 38.81	AA-	370,820
3,500	Yosemite Community College District, California, General Obligation Bonds, Capital Appreciation, Election 2004, Series 2010D, 0.000%, 8/01/42 (5)	No Opt. Call	Aa2	2,152,535
	Yosemite Community College District, California, General Obligation Bonds, Refunding Series 2015:
5,000	5.000%, 8/01/30	8/25 at 100.00	Aa2	5,725,350
4,000	5.000%, 8/01/32	No Opt. Call	Aa2	4,537,920
328,275	Total Tax Obligation/General			307,193,869
	Tax Obligation/Limited – 21.0%
1,000	Beaumont Financing Authority, California, Local Agency Revenue Bonds, Improvement Area 17B, Series 2011A, 6.125%, 9/01/31	9/21 at 100.00	N/R	1,116,740
1,000	Beaumont Financing Authority, California, Local Agency Revenue Bonds, Improvement Area 19A, Series 2015B, 5.000%, 9/01/35	9/25 at 100.00	N/R	1,070,890
1,655	Bell Community Housing Authority, California, Lease Revenue Bonds, Series 2005, 5.000%, 10/01/36 – AMBAC Insured	4/17 at 100.00	N/R	1,496,236
2,250	Brea and Olinda Unified School District, Orange County, California, Certificates of Participation Refunding, Series 2002A, 5.125%, 8/01/26 – AGM Insured	2/17 at 100.00	AA	2,257,740
2,665	Brea Redevelopment Agency, Orange County, California, Tax Allocation Bonds, Project Area AB, Series 2011A, 0.000%, 8/01/34	8/21 at 36.61	AA-	843,419
2,725	California Community College Financing Authority, Lease Revenue Bonds, Refunding Series 2003, 0.000%, 6/01/33 – AMBAC Insured	No Opt. Call	A+	1,169,788
1,960	California Infrastructure and Economic Development Bank, Revenue Bonds, North County Center for Self-Sufficiency Corporation, Series 2004, 5.000%, 12/01/25 – AMBAC Insured	12/16 at 100.00	AA	1,966,586
2,000	California State Public Works Board, Lease Revenue Bonds, Department of Corrections & Rehabilitation, Various Correctional Facilities Series 2014A, 5.000%, 9/01/39	9/24 at 100.00	A+	2,217,820
84      NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
$ 1,000	California State Public Works Board, Lease Revenue Bonds, Department of Education Riverside Campus Project, Series 2009B, 5.750%, 4/01/23	4/19 at 100.00	A+	$ 1,093,860
	California State Public Works Board, Lease Revenue Bonds, Judicial Council of California, New Stockton Courthouse, Series 2014B:
5,120	5.000%, 10/01/32	10/24 at 100.00	A+	5,776,794
2,600	5.000%, 10/01/33	10/24 at 100.00	A+	2,923,908
3,820	5.000%, 10/01/34	10/24 at 100.00	A+	4,276,223
2,000	5.000%, 10/01/39	10/24 at 100.00	A+	2,219,880
1,000	California State Public Works Board, Lease Revenue Bonds, Judicial Council of California, Various Projects Series 2013A, 5.000%, 3/01/30	No Opt. Call	A+	1,118,650
2,500	California State Public Works Board, Lease Revenue Bonds, Various Capital Projects, Series 2009G-1, 5.750%, 10/01/30	10/19 at 100.00	A+	2,757,875
3,000	California State Public Works Board, Lease Revenue Bonds, Various Capital Projects, Series 2010A-1, 6.000%, 3/01/35	3/20 at 100.00	A+	3,380,220
765	California Statewide Communities Development Authority, Statewide Community Infrastructure Program Revenue Bonds, Series 2011A, 8.000%, 9/02/41	9/21 at 100.00	N/R	807,335
	Chula Vista Municipal Finance Authority, California, Special Tax Revenue Bonds, Refunding Series 2013:
1,915	5.500%, 9/01/27	9/23 at 100.00	BBB+	2,190,051
2,165	5.500%, 9/01/29	9/23 at 100.00	BBB+	2,459,029
1,520	5.500%, 9/01/30	9/23 at 100.00	BBB+	1,720,868
660	Compton Community Redevelopment Agency, California, Tax Allocation Revenue Bonds, Redevelopment Projects, Housing Second Lien Series 2010A, 5.500%, 8/01/30	8/20 at 100.00	N/R	681,714
1,425	Compton Community Redevelopment Agency, California, Tax Allocation Revenue Bonds, Redevelopment Projects, Second Lien Series 2010B, 5.000%, 8/01/25	8/20 at 100.00	N/R	1,469,674
1,060	Davis Redevelopment Agency, California, Tax Allocation Bonds, Davis Redevelopment Project, Subordinate Series 2011A, 7.000%, 12/01/36	12/21 at 100.00	A+	1,276,547
1,500	Elk Grove Financing Authority, California, Special Tax Revenue Bonds, Series 2015, 5.000%, 9/01/38 – BAM Insured	9/25 at 100.00	AA	1,648,110
35,000	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement Asset-Backed Revenue Bonds, Refunding Series 2015A, 5.000%, 6/01/40	6/25 at 100.00	A+	38,160,150
1,650	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement Asset-Backed Revenue Bonds, Series 2005A, 4.550%, 6/01/22 – AGM Insured	6/18 at 100.00	AA	1,715,109
	Government of Guam, Business Privilege Tax Bonds, Refunding Series 2015D:
1,000	5.000%, 11/15/25	No Opt. Call	A	1,120,410
8,770	5.000%, 11/15/27	11/25 at 100.00	A	9,716,283
7,610	5.000%, 11/15/30	11/25 at 100.00	A	8,273,668
2,075	Hesperia Community Redevelopment Agency, California, Tax Allocation Bonds, Series 2005A, 5.000%, 9/01/35 – SYNCORA GTY Insured	3/17 at 100.00	BBB	2,076,100
1,660	Highland, California, Special Tax Bonds, Community Facilities District 01-1, Refunding, Series 2011, 5.500%, 9/01/28	9/21 at 100.00	A-	1,769,643
1,000	Huntington Beach, California, Special Tax Bonds, Community Facilities District 2003-1 Huntington Center, Refunding Series 2013, 5.375%, 9/01/33	9/23 at 100.00	N/R	1,083,060
NUVEEN      85

Nuveen California Municipal Bond Fund (continued)
Portfolio of Investments	November 30, 2016 (Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
$ 625	Indio, California, Special Tax Bonds, Community Facilities District 2004-3 Terra Lago, Improvement Area 1, Series 2015, 5.000%, 9/01/35	9/25 at 100.00	N/R	$ 669,306
430	Inglewood Redevelopment Agency, California, Tax Allocation Bonds, Merged Redevelopment Project, Subordinate Lien Series 2007A-1, 5.000%, 5/01/24 – AMBAC Insured	5/17 at 100.00	BBB+	433,290
170	Irvine Unified School District, California, Special Tax Bonds, Community Facilities District Series 2006A, 5.000%, 9/01/26	3/17 at 100.00	N/R	171,498
740	Irvine Unified School District, Orange County, California, Special Tax Bonds, Community Facilities District 06-1, Series 2010, 6.700%, 9/01/35	9/20 at 100.00	N/R	820,808
1,090	Irvine, California, Limited Obligation Improvement Bonds, Reassessment District 15-2, Series 2015, 5.000%, 9/02/42	9/25 at 100.00	N/R	1,154,910
	Irvine, California, Special Tax Bonds, Community Facilities District 2013-3 Great Park, Improvement Area 1, Refunding Series 2014:
500	5.000%, 9/01/39	9/24 at 100.00	N/R	522,610
750	5.000%, 9/01/44	9/24 at 100.00	N/R	781,410
150	Jurupa Public Financing Authority, California, Special Tax Revenue Bonds, Series 2015A, 5.000%, 9/01/23	No Opt. Call	BBB+	169,479
790	Lake Elsinore Public Financing Authority, California, Local Agency Revenue Bonds, Canyon Hills Improvement Area A & C, Series 2014C, 5.000%, 9/01/40	No Opt. Call	N/R	826,782
2,000	Lake Elsinore Public Financing Authority, California, Local Agency Revenue Bonds, Refunding Series 2015, 5.000%, 9/01/40	9/25 at 100.00	N/R	2,103,080
	Lammersville Joint Unified School District, California, Community Facilities District 2007-1, Mountain House - Shea Homes, Improvement Area 1 Special Tax Bonds, Series 2013:
1,000	6.000%, 9/01/38	9/23 at 100.00	N/R	1,154,710
1,750	6.000%, 9/01/43	9/23 at 100.00	N/R	2,015,037
1,870	Lancaster Redevelopment Agency, California, Tax Allocation Bonds, Combined Area Sheriff's Facilities Projects, Refunding Series 2004, 5.000%, 12/01/23 – SYNCORA GTY Insured	12/16 at 100.00	A	1,876,059
	Lancaster Redevelopment Agency, California, Tax Allocation Bonds, Combined Fire Protection Facilities Project, Refunding Series 2004:
800	5.250%, 12/01/17 – SYNCORA GTY Insured	12/16 at 100.00	A	802,704
1,120	5.000%, 12/01/23 – SYNCORA GTY Insured	12/16 at 100.00	A	1,123,629
215	Lancaster Redevelopment Agency, California, Tax Allocation Bonds, Combined Redevelopment Project Areas Housing Programs, Series 2009, 6.875%, 8/01/39	No Opt. Call	BBB	238,321
1,000	Lathrop, California, Limited Obligation Improvement Bonds, Crossroads Assessment District, Series 2015, 5.000%, 9/02/40	9/25 at 100.00	N/R	986,240
1,875	Los Angeles County Metropolitan Transportation Authority, California, Measure R Sales Tax Revenue Bonds, Senior Series 2016A, 5.000%, 6/01/36	6/26 at 100.00	AAA	2,141,062
86      NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
	Los Angeles County Redevelopment Refunding Authority, California, Tax Allocation Revenue Bonds, Long Beach Redevelopment Agency Successor Agency Project Areas, Refunding Series 2015A:
$ 5,965	5.000%, 8/01/33	8/25 at 100.00	AA-	$ 6,647,694
5,810	5.000%, 8/01/34	8/25 at 100.00	AA-	6,447,415
7,420	5.000%, 8/01/35	8/25 at 100.00	AA-	8,216,463
255	Los Angeles, California, Certificates of Participation, Department of Public Social Services, Sonnenblick Del Rio West LA, Senior Lien Series 2000, 6.000%, 11/01/19 – AMBAC Insured	5/17 at 100.00	Aa3	256,091
	Menifee Union School District Public Financing Authority, California, Special Tax Revenue Bonds, Series 2016A:
435	5.000%, 9/01/23	No Opt. Call	N/R	494,251
760	5.000%, 9/01/33 – BAM Insured	9/25 at 100.00	AA	839,838
1,600	5.000%, 9/01/35 – BAM Insured	9/25 at 100.00	AA	1,756,736
115	5.000%, 9/01/36 – BAM Insured	9/25 at 100.00	AA	125,904
415	Milpitas, California, Local Improvement District 20 Limited Obligation Bonds, Series 1998A, 5.700%, 9/02/18	3/17 at 103.00	N/R	430,695
1,505	Modesto, California, Special Tax Bonds, Community Facilities District 2004-1 Village One 2, Refunding Series 2014, 5.000%, 9/01/28	9/24 at 100.00	BBB-	1,627,642
	Murrieta Valley Unified School District, California, Special Tax Bonds, Community Facilities District 2006-1 Improvement Area B, Series 2013A:
1,450	5.750%, 9/01/38	3/17 at 100.00	N/R	1,498,822
1,500	5.875%, 9/01/43	3/17 at 100.00	N/R	1,550,745
	National City Community Development Commission, California, Tax Allocation Bonds, National City Redevelopment Project, Series 2011:
625	6.500%, 8/01/24	8/21 at 100.00	A	745,944
5,455	7.000%, 8/01/32	8/21 at 100.00	A	6,502,851
1,000	Norco Redevelopment Agency, California, Tax Allocation Refunding Bonds, Project Area 1, Refunding Series 2010, 6.000%, 3/01/36	3/20 at 100.00	A+	1,117,680
4,055	Novato Redevelopment Agency, California, Tax Allocation Bonds, Hamilton Field Redevelopment Project, Series 2011, 6.750%, 9/01/40	9/21 at 100.00	BBB+	4,728,211
	Oakland Redevelopment Successor Agency, California, Tax Allocation Bonds, Refunding Subordinated Series 2015-TE:
3,250	5.000%, 9/01/35 – AGM Insured	9/25 at 100.00	AA	3,568,370
3,215	5.000%, 9/01/36 – AGM Insured	9/25 at 100.00	AA	3,519,846
260	Orange County, California, Special Tax Bonds, Community Facilities District 2015-1 Esencia Village, Series 2015A, 5.250%, 8/15/45	8/25 at 100.00	N/R	278,546
2,500	Palm Drive Health Care District, Sonoma County, California, Certificates of Participation, Parcel Tax Secured Financing Program, Series 2010, 7.500%, 4/01/35	4/17 at 100.00	CCC+	2,358,500
430	Patterson Public Finance Authority, California, Revenue Bonds, Community Facilities District 2001-1, Subordinate Lien Series 2013B, 5.875%, 9/01/39	9/23 at 100.00	N/R	461,566
NUVEEN      87

Nuveen California Municipal Bond Fund (continued)
Portfolio of Investments	November 30, 2016 (Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
	Patterson Public Financing Authority, California, Revenue Bonds, Community Facilities District 2001-1, Senior Series 2013A:
$ 2,690	5.250%, 9/01/30	9/23 at 100.00	N/R	$ 2,857,641
2,410	5.750%, 9/01/39	9/23 at 100.00	N/R	2,566,722
	Rancho Cucamonga Redevelopment Agency Successor Agency, California, Tax Allocation Bonds, Rancho Redevelopment Project, Series 2014:
1,600	5.000%, 9/01/30	9/24 at 100.00	AA	1,775,408
2,800	5.000%, 9/01/31	9/24 at 100.00	AA	3,094,896
2,400	5.000%, 9/01/32	9/24 at 100.00	AA	2,640,744
1,100	Rancho Cucamonga, California, Limited Obligation Improvement Bonds, Masi Plaza Assessment District 93-1, Series 1997, 6.250%, 9/02/22	3/17 at 100.00	N/R	1,109,350
1,115	Rio Elementary School District, California, Special Tax Bonds, Community Facilities District 1, Series 2013, 5.500%, 9/01/39	9/23 at 100.00	N/R	1,203,464
	Riverside County Redevelopment Agency, California, Tax Allocation Bonds, Interstate 215 Corridor Redevelopment Project Area, Series 2010E:
2,950	6.250%, 10/01/30	10/20 at 100.00	A-	3,365,183
480	6.500%, 10/01/40	10/20 at 100.00	A-	550,315
100	Riverside County Redevelopment Agency, California, Tax Allocation Bonds, Jurupa Valley Project Area, Series 2011B, 6.500%, 10/01/25	10/21 at 100.00	A	117,848
6,470	Riverside County Transportation Commission, California, Sales Tax Revenue Bonds, Limited Tax Series 2013A, 5.250%, 6/01/39	6/23 at 100.00	AA+	7,291,690
	Roseville, California, Special Tax Bonds, Community Facilities District 1 Westpark, Refunding Series 2015:
1,000	5.000%, 9/01/28	9/25 at 100.00	N/R	1,099,260
1,000	5.000%, 9/01/29	9/25 at 100.00	N/R	1,091,700
1,000	5.000%, 9/01/30	9/25 at 100.00	N/R	1,085,470
1,195	Sacramento City Financing Authority, California, Lease Revenue Refunding Bonds, Series 1993A, 5.400%, 11/01/20 – AMBAC Insured	No Opt. Call	A+	1,297,053
350	Sacramento City Financing Authority, California, Lease Revenue Refunding Bonds, Series 1993B, 5.400%, 11/01/20	No Opt. Call	A+	376,968
200	San Clemente, California, Special Tax Revenue Bonds, Community Facilities District 2006-1 Marblehead Coastal, Series 2015, 5.000%, 9/01/40	9/25 at 100.00	N/R	210,308
450	San Francisco City and County Redevelopment Agency Successor Agency, California, Special Tax Bonds, Community Facilities District 7, Hunters Point Shipyard Phase One Improvements, Refunding Series 2014, 5.000%, 8/01/39	No Opt. Call	N/R	474,881
1,955	San Francisco City and County Redevelopment Agency, California, Hotel Occupancy Tax Revenue Bonds, Refunding Series 2011, 5.000%, 6/01/25 – AGM Insured	6/21 at 100.00	AA	2,133,550
5,255	San Francisco City and County, California, Certificates of Participation, Refunding Series 2010A, 5.000%, 10/01/30	10/20 at 100.00	AA	5,845,031
3,500	San Jose Redevelopment Agency, California, Housing Set-Aside Tax Allocation Bonds, Merged Area Redevelopment Project, Series 2010A-1, 5.500%, 8/01/35	8/20 at 100.00	A	3,807,230
88      NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
	San Jose Redevelopment Agency, California, Tax Allocation Bonds, Merged Area Redevelopment Project, Refunding Series 2006D:
$ 1,900	5.000%, 8/01/18 – AMBAC Insured	8/17 at 100.00	BBB+	$ 1,949,039
645	5.000%, 8/01/19 – AMBAC Insured	8/17 at 100.00	BBB+	661,602
540	5.000%, 8/01/21 – AMBAC Insured	8/17 at 100.00	BBB+	553,786
2,990	San Jose Redevelopment Agency, California, Tax Allocation Bonds, Merged Area Redevelopment Project, Series 2003, 5.000%, 8/01/19 – FGIC Insured	2/17 at 100.00	AA-	2,999,927
350	San Jose Redevelopment Agency, California, Tax Allocation Bonds, Merged Area Redevelopment Project, Series 2005A, 5.000%, 8/01/20 – NPFG Insured	2/17 at 100.00	AA-	351,152
590	San Jose Redevelopment Agency, California, Tax Allocation Bonds, Merged Area Redevelopment Project, Series 2006C, 5.000%, 8/01/25 – NPFG Insured	8/17 at 100.00	AA-	604,986
	San Jose Redevelopment Agency, California, Tax Allocation Bonds, Merged Area Redevelopment Project, Series 2008B:
1,085	6.375%, 8/01/21	8/18 at 100.00	BBB+	1,155,905
480	6.500%, 8/01/23	8/18 at 100.00	BBB+	519,250
2,140	Santa Ana Community Redevelopment Agency, California, Tax Allocation Bonds, Merged Project Area, Series 2011A, 6.750%, 9/01/28	3/21 at 100.00	AA-	2,487,022
1,665	Shafter Community Development Agency, Kern County, California, Tax Allocation Bonds, Shafter Community Development Project Area 2, Refunding Series 2006A, 5.450%, 11/01/36	5/17 at 100.00	N/R	1,666,449
180	Signal Hill Redevelopment Agency, California, Project 1 Tax Allocation Bonds, Series 2011, 7.000%, 10/01/26	4/21 at 100.00	N/R	205,403
1,015	Temecula Redevelopment Agency, California, Redevelopment Project 1 Tax Allocation Housing Bonds Series 2011A, 6.750%, 8/01/31	8/21 at 100.00	BBB+	1,203,790
	Tustin, California, Special Tax Bonds, Community Facilities District 06-1 Tustin Legacy/Columbus Villages, Refunding Series 2015A:
500	5.000%, 9/01/35	9/25 at 100.00	BBB+	535,445
395	5.000%, 9/01/37	9/25 at 100.00	BBB+	421,501
	Tustin, California, Special Tax Bonds, Community Facilities District 14-1 Tustin Legacy/Standard Pacific, Refunding Series 2015A:
50	5.000%, 9/01/40	9/25 at 100.00	N/R	53,052
100	5.000%, 9/01/45	9/25 at 100.00	N/R	105,728
1,045	Ukiah Redevelopment Agency, California, Tax Allocation Bonds, Ukiah Redevelopment Project, Series 2011A, 6.500%, 12/01/28	6/21 at 100.00	A+	1,216,370
240	Union City Community Redevelopment Agency, California, Tax Allocation Revenue Bonds, Redevelopment Project, Subordinate Lien Series 2011, 6.375%, 12/01/23	12/21 at 100.00	A+	283,591
25	Vernon Redevelopment Agency, California, Tax Allocation Bonds, Industrial Redevelopment Project, Series 2005, 5.000%, 9/01/35 – NPFG Insured	3/17 at 100.00	AA-	25,009
	Vista Community Development Commission Taxable Non-Housing Tax Allocation Revenue Bonds, California, Vista Redevelopment Project, Series 2011:
7,600	6.000%, 9/01/33	9/21 at 100.00	AA-	8,745,472
7,920	6.125%, 9/01/37	9/21 at 100.00	AA-	9,157,658
1,540	Westminster Redevelopment Agency, California, Tax Allocation Bonds, Commercial Redevelopment Project 1, Subordinate Lien Series 2011A, 5.875%, 11/01/45	11/21 at 100.00	A	1,762,776
NUVEEN      89

Nuveen California Municipal Bond Fund (continued)
Portfolio of Investments	November 30, 2016 (Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
$ 320	Yorba Linda Redevelopment Agency, Orange County, California, Tax Allocation Revenue Bonds, Yorba Linda Redevelopment Project, Subordinate Lien Series 2011A, 6.500%, 9/01/32	9/21 at 100.00	A-	$ 373,155
1,615	Yuba City Redevelopment Agency, California, Tax Allocation Bonds, Redevelopment Project, Series 2007, 5.250%, 9/01/39 – RAAI Insured	9/17 at 100.00	AA	1,631,764
245,915	Total Tax Obligation/Limited			265,683,669
	Transportation – 4.8%
555	Alameda Corridor Transportation Authority, California, Revenue Bonds, Refunding Second Subordinate Lien Series 2016B, 5.000%, 10/01/35	10/26 at 100.00	BBB+	604,922
50	Alameda Corridor Transportation Authority, California, Revenue Bonds, Refunding Subordinate Lien Series 2016A, 5.000%, 10/01/25	No Opt. Call	BBB+	57,396
3,780	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Bonds, Refunding Junior Lien Series 2013C, 6.500%, 1/15/43	1/24 at 100.00	BB+	4,306,592
	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Bonds, Refunding Series 2013A:
8,335	5.750%, 1/15/46	1/24 at 100.00	BBB-	9,186,587
8,415	6.000%, 1/15/53	1/24 at 100.00	BBB-	9,440,704
4,000	Guam International Airport Authority, Revenue Bonds, Series 2013C, 5.000%, 10/01/21 (Alternative Minimum Tax)	No Opt. Call	BBB	4,387,680
	Long Beach, California, Harbor Revenue Bonds, Series 2015D:
1,000	5.000%, 5/15/33	5/25 at 100.00	AA	1,131,660
2,785	5.000%, 5/15/34	5/25 at 100.00	AA	3,140,672
3,715	Los Angeles Department of Airports, California, Revenue Bonds, Los Angeles International Airport, Senior Lien Series 2015D, 5.000%, 5/15/32 (Alternative Minimum Tax)	5/25 at 100.00	AA	4,108,418
	Los Angeles Department of Airports, California, Revenue Bonds, Los Angeles International Airport, Senior Lien Series 2015E:
250	5.000%, 5/15/32	5/25 at 100.00	AA	283,508
600	5.000%, 5/15/33	5/25 at 100.00	AA	677,574
1,305	5.000%, 5/15/35	5/25 at 100.00	AA	1,466,533
355	5.000%, 5/15/41	5/25 at 100.00	AA	395,616
	Palm Springs Financing Authority, California, Palm Springs International Airport Revenue Bonds, Series 2006:
285	5.450%, 7/01/20 (Alternative Minimum Tax)	1/17 at 100.00	N/R	285,160
170	5.550%, 7/01/28 (Alternative Minimum Tax)	1/17 at 100.00	N/R	170,105
	Riverside County Transportation Commission, California, Toll Revenue Senior Lien Bonds, Series 2013A:
3,500	5.750%, 6/01/44	6/23 at 100.00	BBB-	3,879,330
8,250	5.750%, 6/01/48	6/23 at 100.00	BBB-	9,139,185
6,500	San Francisco Airports Commission, California, Revenue Bonds, San Francisco International Airport, Second Governmental Purpose Series 2016C, 5.000%, 5/01/46	5/26 at 100.00	A+	7,101,835
1,080	San Francisco Municipal Transportation Agency, California, Revenue Bonds, Series 2014, 5.000%, 3/01/32	3/24 at 100.00	AA	1,213,812
54,930	Total Transportation			60,977,289
90      NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	U.S. Guaranteed – 12.0% (6)
	Antelope Valley Healthcare District, California, Revenue Bonds, Series 2011A:
$ 1,810	7.000%, 3/01/31 (Pre-refunded 3/01/21)	3/21 at 100.00	Ba3 (6)	$ 2,149,755
2,000	7.250%, 3/01/36 (Pre-refunded 3/01/21)	3/21 at 100.00	Ba3 (6)	2,395,540
3,000	Brentwood Infrastructure Financing Authority, California, Water Revenue Bonds, Series 2008, 5.750%, 7/01/38 (Pre-refunded 7/01/18)	7/18 at 100.00	AA (6)	3,218,700
1,000	California Educational Facilities Authority, Revenue Bonds, University of Redlands, Series 2008A, 5.000%, 8/01/28 (Pre-refunded 8/01/18)	8/18 at 100.00	A3 (6)	1,063,490
1,000	California Municipal Finance Authority, Revenue Bonds, Harbor Regional Center Project, Series 2009, 8.000%, 11/01/29 (Pre-refunded 11/01/19)	11/19 at 100.00	A3 (6)	1,184,440
2,000	California Municipal Finance Authority, Senior Living Revenue Bonds, Pilgrim Place at Claremont, Series 2009A, 6.125%, 5/15/39 (Pre-refunded 5/15/19)	5/19 at 100.00	AA- (6)	2,179,300
695	California State Public Works Board, Lease Revenue Bonds, California State University, J. Paul Leonard & Sutro Library, Series 2009J, 5.500%, 11/01/26 (Pre-refunded 11/01/19)	11/19 at 100.00	Aaa	776,294
	California State Public Works Board, Lease Revenue Bonds, California State University, Various University Projects, Series 2012D:
3,000	5.000%, 9/01/33 (Pre-refunded 9/01/22)	9/22 at 100.00	Aaa	3,498,510
4,000	5.000%, 9/01/34 (Pre-refunded 9/01/22)	9/22 at 100.00	Aaa	4,664,680
1,250	California State Public Works Board, Lease Revenue Bonds, University of California Regents, Series 2009E, 5.000%, 4/01/34 (Pre-refunded 4/01/19)	4/19 at 100.00	Aaa	1,352,900
2,000	California State Public Works Board, Lease Revenue Bonds, Various Capital Projects, Series 2009-I, 6.375%, 11/01/34 (Pre-refunded 11/01/19)	11/19 at 100.00	A+ (6)	2,282,580
2,000	California Statewide Communities Development Authority, Health Facility Revenue Bonds, Community Hospital of the Monterey Peninsula, Series 2011A, 6.000%, 6/01/33 (Pre-refunded 6/01/21)	6/21 at 100.00	AA- (6)	2,364,440
6,500	California Statewide Communities Development Authority, Revenue Bonds, ValleyCare Health System, Series 2007A, 5.125%, 7/15/31 (Pre-refunded 7/15/17)	7/17 at 100.00	AA+ (6)	6,672,705
410	California Statewide Communities Development Authority, Student Housing Revenue Bonds, University of California, Irvine East Campus Apartments, Phase II CHF-Irvine, LLC, Series 2008, 5.500%, 5/15/26 (Pre-refunded 5/15/18)	5/18 at 100.00	Aaa	436,187
2,155	California Statewide Community Development Authority, Health Revenue Bonds, Enloe Medical Center, Refunding Series 2008A, 6.250%, 8/15/28 (Pre-refunded 8/15/18)	8/18 at 100.00	AA- (6)	2,341,795
	California Statewide Community Development Authority, Insured Health Facility Revenue Bonds, Henry Mayo Newhall Memorial Hospital, Series 2007A:
500	5.000%, 10/01/20 (Pre-refunded 10/01/17)	10/17 at 100.00	AA- (6)	517,180
400	5.000%, 10/01/27 (Pre-refunded 10/01/17)	10/17 at 100.00	AA- (6)	413,744
2,010	California Statewide Community Development Authority, Revenue Bonds, Methodist Hospital Project, Series 2009, 6.750%, 2/01/38 (Pre-refunded 8/01/19)	8/19 at 100.00	N/R (6)	2,292,063
8,225	California Statewide Community Development Authority, Revenue Bonds, St. Joseph Health System, Series 2007A, 5.750%, 7/01/47 (Pre-refunded 7/01/18) – FGIC Insured	7/18 at 100.00	AA- (6)	8,824,603
1,100	California Statewide Community Development Authority, Revenue Bonds, St. Joseph Health System, Series 2007B, 5.500%, 7/01/27 (Pre-refunded 7/01/18) – FGIC Insured	7/18 at 100.00	AA- (6)	1,175,878
500	California Statewide Community Development Authority, Revenue Bonds, St. Joseph Health System, Series 2007C, 5.500%, 7/01/27 (Pre-refunded 7/01/18) – FGIC Insured	7/18 at 100.00	AA- (6)	534,490
855	Central Unified School District, Fresno County, California, General Obligation Bonds, Election 2008 Series 2009A, 5.625%, 8/01/33 (Pre-refunded 8/01/19) – AGC Insured	8/19 at 100.00	AA (6)	949,384
NUVEEN      91

Nuveen California Municipal Bond Fund (continued)
Portfolio of Investments	November 30, 2016 (Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	U.S. Guaranteed (6) (continued)
$ 500	Corona-Norco Unified School District, Riverside County, California, General Obligation Bonds, Election 2006 Series 2009B, 5.375%, 2/01/34 (Pre-refunded 8/01/18) – AGC Insured	8/18 at 100.00	AA (6)	$ 535,095
1,705	Cupertino Union School District, Santa Clara County, California, General Obligation Bonds, Series 2010D, 0.000%, 8/01/30 (Pre-refunded 8/01/20)	8/20 at 52.75	AA+ (6)	839,764
	Desert Sands Unified School District, Riverside County, California, General Obligation Bonds, Election 2001, Series 2008:
365	5.250%, 8/01/23 (Pre-refunded 8/01/18)	8/18 at 100.00	Aa2 (6)	389,868
100	5.000%, 8/01/27 (Pre-refunded 8/01/18)	8/18 at 100.00	Aa2 (6)	106,401
1,000	Eden Township Healthcare District, California, Certificates of Participation, Installment Sale Agreement with Eden Hospital Health Services Corporation, Series 2010, 6.000%, 6/01/30 (Pre-refunded 6/01/20)	6/20 at 100.00	BBB+ (6)	1,147,340
3,500	El Monte Union High School District, Los Angeles County, California, General Obligation Bonds, Election 2002 Series 2008C, 5.250%, 6/01/32 (Pre-refunded 6/01/18) – AGM Insured	6/18 at 100.00	AA (6)	3,714,620
950	Grossmont Union High School District, San Diego County, California, General Obligation Bonds, Election 2008 Series 2009A, 5.500%, 8/01/31 (Pre-refunded 8/01/19)	8/19 at 100.00	Aa3 (6)	1,051,774
	Jurupa Community Services District, California, Special Tax Bonds, Community Facilities District 25 Eastvale Area, Series 2008A:
1,000	8.375%, 9/01/28 (Pre-refunded 9/01/18)	9/18 at 100.00	N/R (6)	1,125,230
3,205	8.875%, 9/01/38 (Pre-refunded 9/01/18)	9/18 at 100.00	N/R (6)	3,634,085
285	Lancaster Redevelopment Agency, California, Tax Allocation Bonds, Combined Redevelopment Project Areas Housing Programs, Series 2009, 6.875%, 8/01/39 (Pre-refunded 8/01/19)	8/19 at 100.00	N/R (6)	325,684
3,065	Loma Linda, California, Hospital Revenue Bonds, Loma Linda University Medical Center, Series 2008A, 8.250%, 12/01/38 (Pre-refunded 12/01/17)	12/17 at 100.00	BB (6)	3,290,615
470	Long Beach Unified School District, Los Angeles County, California, General Obligation Bonds, Election of 2008, Series 2009A, 5.500%, 8/01/29 (Pre-refunded 8/01/19)	8/19 at 100.00	N/R (6)	519,956
510	Los Angeles Harbors Department, California, Revenue Bonds, Series 1988, 7.600%, 10/01/18 (ETM)	No Opt. Call	AA+ (6)	550,101
2,080	Los Angeles, California, Wastewater System Revenue Bonds, Refunding Series 2009A, 5.750%, 6/01/26 (Pre-refunded 6/01/19)	6/19 at 100.00	NA (6)	2,300,230
805	Oakdale Irrigation District, California, Certificates of Participation, Water Facilities Project, Series 2009, 5.500%, 8/01/34 (Pre-refunded 8/01/19)	8/19 at 100.00	AA (6)	891,014
7,600	Palomar Pomerado Health Care District, California, Certificates of Participation, Series 2009, 6.750%, 11/01/39 (Pre-refunded 11/01/19)	11/19 at 100.00	Ba1 (6)	8,700,936
3,355	Pittsburg Redevelopment Agency, California, Tax Allocation Bonds, Los Medanos Community Development Project, Refunding Series 2008A, 6.500%, 9/01/28 (Pre-refunded 9/01/18)	9/18 at 100.00	BB+ (6)	3,665,069
4,000	Pittsburg Unified School District Financing Authority, Contra Costa County, California, General Obligation Bonds, Pittsburg Unified School District Bond Program, Series 2011, 0.000%, 9/01/38 (Pre-refunded 9/01/21) – AGM Insured	9/21 at 27.77	AA (6)	1,003,480
1,045	Rancho Santa Fe CSD Financing Authority, California, Revenue Bonds, Superior Lien Series 2011A, 5.750%, 9/01/30 (Pre-refunded 9/01/21)	9/21 at 100.00	A- (6)	1,230,958
92      NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	U.S. Guaranteed (6) (continued)
	Rowland Water District, California, Certificates of Participation, Recycled Water Project, Series 2008:
$ 565	5.750%, 12/01/24 (Pre-refunded 12/01/18)	12/18 at 100.00	A+ (6)	$ 616,172
480	5.750%, 12/01/25 (Pre-refunded 12/01/18)	12/18 at 100.00	A+ (6)	523,474
500	6.250%, 12/01/39 (Pre-refunded 12/01/18)	12/18 at 100.00	A+ (6)	550,220
1,265	San Bernardino Community College District, California, General Obligation Bonds, Election 2002 Series 2008A, 6.500%, 8/01/27 (Pre-refunded 8/01/18)	8/18 at 100.00	Aa2 (6)	1,377,041
5,285	San Diego County Water Authority, California, Water Revenue Certificates of Participation, Series 2008A, 5.000%, 5/01/27 (Pre-refunded 5/01/18) – AGM Insured	5/18 at 100.00	AAA	5,577,049
2,000	San Diego Unified School District, San Diego County, California, General Obligation Bonds, Series 2009A, 0.000%, 7/01/33 (Pre-refunded 7/01/24) (5)	7/24 at 100.00	Aa2 (6)	2,167,940
525	San Francisco Redevelopment Finance Authority, California, Tax Allocation Revenue Bonds, Mission Bay North Redevelopment Project, Series 2009C, 6.375%, 8/01/32 (Pre-refunded 8/01/19)	8/19 at 100.00	A- (6)	592,499
1,185	San Francisco Redevelopment Finance Authority, California, Tax Allocation Revenue Bonds, Mission Bay North Redevelopment Project, Series 2011C, 6.750%, 8/01/41 (Pre-refunded 2/01/21)	2/21 at 100.00	A- (6)	1,422,806
	San Francisco Redevelopment Financing Authority, California, Tax Allocation Revenue Bonds, Mission Bay South Redevelopment Project, Series 2011D:
80	7.000%, 8/01/33 (Pre-refunded 2/01/21)	2/21 at 100.00	BBB+ (6)	96,855
105	7.000%, 8/01/41 (Pre-refunded 2/01/21)	2/21 at 100.00	BBB+ (6)	127,123
1,505	San Mateo Union High School District, San Mateo County, California, Certificates of Participation, Phase 1, Series 2007A, 5.000%, 12/15/30 (Pre-refunded 12/15/17) – AMBAC Insured	12/17 at 100.00	N/R (6)	1,569,534
1,000	Santa Barbara Community College District, California, General Obligation Bonds, Election 2008 Series 2008A, 5.250%, 8/01/27 (Pre-refunded 8/01/18)	8/18 at 100.00	AA+ (6)	1,068,130
4,500	Santa Clara County Financing Authority, California, Insured Revenue Bonds, El Camino Hospital, Series 2007A, 5.750%, 2/01/41 (Pre-refunded 8/01/17) – AMBAC Insured	8/17 at 100.00	A+ (6)	4,646,655
	Santa Cruz County Redevelopment Agency, California, Tax Allocation Bonds, Live Oak-Soquel Community Improvement Project Area, Series 2009A:
1,860	6.625%, 9/01/29 (Pre-refunded 9/01/19)	9/19 at 100.00	A+ (6)	2,120,753
2,805	7.000%, 9/01/36 (Pre-refunded 9/01/19)	9/19 at 100.00	A+ (6)	3,226,535
3,500	Santee Community Development Commission, California, Santee Redevelopment Project Tax Allocation Bonds, Series 2011A, 6.500%, 8/01/26 (Pre-refunded 2/01/21)	2/21 at 100.00	A (6)	4,159,575
8,500	Tahoe Forest Hospital District, Placer and Nevada Counties, California, General Obligation Bonds, Series 2010B, 5.500%, 8/01/35 (Pre-refunded 8/01/18)	8/18 at 100.00	Aa3 (6)	9,112,680
1,225	Turlock Public Financing Authority, California, Tax Allocation Revenue Bonds, Series 2011, 7.000%, 9/01/25 (Pre-refunded 3/01/21)	3/21 at 100.00	A- (6)	1,484,835
2,000	Tustin, California, Special Tax Bonds, Community Facilities District 07-1 Tustin Legacy-Retail Center, Series 2007, 6.000%, 9/01/37 (Pre-refunded 9/01/17)	9/17 at 100.00	N/R (6)	2,075,900
NUVEEN      93

Nuveen California Municipal Bond Fund (continued)
Portfolio of Investments	November 30, 2016 (Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	U.S. Guaranteed (6) (continued)
	University of California, General Revenue Bonds, Series 2009O:
$ 925	5.250%, 5/15/39 (Pre-refunded 5/15/19)	5/19 at 100.00	N/R (6)	$ 1,010,248
1,620	5.250%, 5/15/39 (Pre-refunded 5/15/19)	5/19 at 100.00	N/R (6)	1,772,588
3,145	5.250%, 5/15/39 (Pre-refunded 5/15/19)	5/19 at 100.00	AA (6)	3,434,843
1,555	Victor Valley Community College District, San Bernardino County, California, General Obligation Bonds, Election of 2008 Series 2009A, 5.000%, 8/01/31 (Pre-refunded 8/01/19)	8/19 at 100.00	Aa2 (6)	1,700,004
	Westminster Redevelopment Agency, California, Tax Allocation Bonds, Commercial Redevelopment Project 1, Police Facility Subordinate Series 2009:
10,710	6.250%, 11/01/39 (Pre-refunded 11/01/19)	11/19 at 100.00	A2 (6)	12,175,128
2,395	5.750%, 11/01/45 (Pre-refunded 11/01/19)	11/19 at 100.00	A2 (6)	2,688,531
141,185	Total U.S. Guaranteed			151,607,996
	Utilities – 2.7%
1,855	California Statewide Communities Development Authority, Certificates of Participation, Rio Bravo Fresno Project, Refunding Series 1999A, 6.500%, 12/01/18	12/16 at 100.00	N/R	1,846,411
1,985	Los Angeles Department of Water and Power, California, Power System Revenue Bonds, Series 2014D, 5.000%, 7/01/44	7/24 at 100.00	Aa2	2,194,338
	Los Angeles Department of Water and Power, California, Power System Revenue Bonds, Series 2016A:
4,225	5.000%, 7/01/35	1/26 at 100.00	Aa2	4,781,221
1,750	5.000%, 7/01/36	1/26 at 100.00	Aa2	1,975,995
2,500	5.000%, 7/01/37	1/26 at 100.00	Aa2	2,816,600
4,220	5.000%, 7/01/38	1/26 at 100.00	Aa2	4,743,871
4,500	5.000%, 7/01/40	1/26 at 100.00	Aa2	5,047,425
	Los Angeles Department of Water and Power, California, Power System Revenue Bonds, Series 2016B:
1,000	5.000%, 7/01/30	1/26 at 100.00	Aa2	1,156,280
355	5.000%, 7/01/31	1/26 at 100.00	Aa2	408,655
2,080	5.000%, 7/01/32	1/26 at 100.00	Aa2	2,380,165
2,330	5.000%, 7/01/33	1/26 at 100.00	Aa2	2,652,449
4,165	5.000%, 7/01/34	1/26 at 100.00	Aa2	4,723,818
30,965	Total Utilities			34,727,228
	Water and Sewer – 10.1%
2,400	California Department of Water Resources, Central Valley Project Water System Revenue Bonds, Refunding Series 2016AW, 5.000%, 12/01/35	12/26 at 100.00	AAA	2,769,528
	California Pollution Control Financing Authority, Water Furnishing Revenue Bonds, Poseidon Resources Channelside LP Desalination Project, Series 2012:
5,000	5.000%, 7/01/37 (Alternative Minimum Tax)	No Opt. Call	Baa3	5,307,300
5,060	5.000%, 11/21/45 (Alternative Minimum Tax)	No Opt. Call	Baa3	5,396,692
2,000	California Pollution Control Financing Authority, Water Furnishing Revenue Bonds, San Diego County Water Authority Desalination Project Pipeline, Series 2012, 5.000%, 11/21/45	No Opt. Call	Baa3	2,000,400
94      NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Water and Sewer (continued)
$ 355	California Statewide Community Development Authority, Water and Wastewater Revenue Bonds, Pooled Financing Program, Series 2003A, 5.250%, 10/01/23 – AGM Insured	4/17 at 100.00	AA	$ 356,250
870	Compton, California, Sewer Revenue Bonds, Series 1998 Refunding, 5.375%, 9/01/23 – NPFG Insured	3/17 at 100.00	AA-	871,009
5,695	East Bay Municipal Utility District, Alameda and Contra Costa Counties, California, Water System Revenue Bonds, Refunding Series 2015A, 5.000%, 6/01/37	6/25 at 100.00	AAA	6,430,224
1,500	Eastern Municipal Water District Financing Authority, California, Water and Wastewater Revenue Bonds, Series 2015B, 5.000%, 7/01/40	7/25 at 100.00	AA+	1,664,400
3,495	Eastern Municipal Water District, California, Water and Wastewater Revenue Bonds, Refunding Series 2016A, 5.000%, 7/01/42	7/26 at 100.00	AA+	3,897,624
	Irvine Ranch Water District, California, Certificates of Participation, Irvine Ranch Water District Series 2016:
6,000	5.000%, 3/01/41	9/26 at 100.00	AAA	6,785,580
4,480	5.250%, 2/01/46	8/26 at 100.00	AAA	5,169,875
	Los Angeles Department of Water and Power, California, Waterworks Revenue Bonds, Refunding Series 2016B:
5,000	5.000%, 7/01/29	1/26 at 100.00	AA+	5,816,000
3,460	5.000%, 7/01/33	1/26 at 100.00	AA+	3,938,829
3,225	5.000%, 7/01/46	1/26 at 100.00	AA+	3,598,649
10,000	Los Angeles, California, Wastewater System Revenue Bonds, Green Series 2015C, 5.000%, 6/01/45	6/25 at 100.00	AA+	11,133,800
	Los Angeles, California, Wastewater System Revenue Bonds, Refunding Green Series 2015A:
5,000	5.000%, 6/01/31	6/25 at 100.00	AA+	5,713,350
5,000	5.000%, 6/01/32	6/25 at 100.00	AA+	5,693,300
1,665	Los Angeles, California, Wastewater System Revenue Bonds, Refunding Series 2009A, 5.750%, 6/01/26	No Opt. Call	AA+	1,826,006
2,600	Los Angeles, California, Wastewater System Revenue Bonds, Refunding Subordinate Lien Series 2013A, 5.000%, 6/01/35	6/23 at 100.00	AA	2,895,386
6,000	Metropolitan Water District of Southern California, Water Revenue Bonds, Refunding Series 2015A, 5.000%, 7/01/40	7/25 at 100.00	AAA	6,771,420
1,000	Norco Financing Authority, California, Enterprise Revenue Refunding Bonds, Series 2009, 5.625%, 10/01/34 – AGM Insured	10/19 at 100.00	AA	1,085,510
1,770	Pomona Public Financing Authority, California, Revenue Bonds, Water Facilities Project, Series 2007AY, 5.000%, 5/01/27 – AMBAC Insured	5/17 at 100.00	A+	1,796,904
1,845	San Diego Public Facilities Financing Authority, California, Sewerage Revenue Bonds, Refunding Senior Lien Series 2016A, 5.000%, 5/15/38	5/26 at 100.00	AA+	2,085,219
	San Diego Public Facilities Financing Authority, California, Water Utility Revenue Bonds, Refunding Subordinate Lien Series 2016B:
4,000	5.000%, 8/01/30	8/26 at 100.00	Aa3	4,616,160
6,700	5.000%, 8/01/31	8/26 at 100.00	Aa3	7,683,895
7,330	5.000%, 8/01/32	8/26 at 100.00	Aa3	8,373,645
5,245	San Francisco City and County Public Utilities Commission, California, Water Revenue Bonds, Refunding Series 2016A, 5.000%, 11/01/35	11/26 at 100.00	AA-	5,998,707
NUVEEN      95

Nuveen California Municipal Bond Fund (continued)
Portfolio of Investments	November 30, 2016 (Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Water and Sewer (continued)
	Santa Clara Valley Water District, California, Water System Revenue Bonds, Refunding Series 2016A:
$ 2,515	5.000%, 6/01/34	12/25 at 100.00	Aa1	$ 2,864,560
4,510	5.000%, 6/01/41	12/25 at 100.00	Aa1	5,073,028
113,720	Total Water and Sewer			127,613,250
$ 1,212,620	Total Long-Term Investments (cost $1,217,501,644)			1,250,867,686
	Other Assets Less Liabilities – 1.2%			15,381,599
	Net Assets – 100%			$1,266,249,285
Fair Value Measurements
Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$1,250,867,686	$ —	$1,250,867,686
Income Tax Information
The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.
As of November 30, 2016, the cost of investments was $1,216,680,802.
Gross unrealized appreciation and gross unrealized depreciation of investments as of November 30, 2016, were as follows:
Gross unrealized:
Appreciation	$ 52,908,724
Depreciation	(18,721,840)
Net unrealized appreciation (depreciation) of investments	$ 34,186,884
96      NUVEEN

(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	The coupon for this security increased 0.25% effective January 1, 2016 and will increase an additional 0.25% effective May 11, 2016.
(5)	Step-up coupon. The rate shown is the coupon as of the end of the reporting period.
(6)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.
(ETM)	Escrowed to maturity.
NUVEEN      97

Nuveen California Intermediate Municipal Bond Fund
Portfolio of Investments	November 30, 2016 (Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 93.7%
	MUNICIPAL BONDS – 93.7%
	Consumer Staples – 5.7%
$ 300	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Bonds, Series 2007A-1, 5.000%, 6/01/33	6/17 at 100.00	B-	$ 272,148
	Education and Civic Organizations – 4.6%
15	California Educational Facilities Authority, Revenue Bonds, Chapman University, Series 2015, 5.000%, 4/01/27	4/25 at 100.00	A2	17,073
175	California Infrastructure and Economic Development Bank, Revenue Bonds, Salvation Army Western Territory, Refunding Series 2016, 5.000%, 9/01/27	9/26 at 100.00	A1	202,207
190	Total Education and Civic Organizations			219,280
	Health Care – 11.8%
60	California Municipal Finance Authority, Revenue Bonds, NorthBay Healthcare Group, Series 2015, 5.000%, 11/01/22	No Opt. Call	BBB-	67,170
125	California Statewide Communities Development Authority, California, Redlands Community Hospital, Revenue Bonds, Series 2016, 5.000%, 10/01/25	No Opt. Call	A-	139,416
200	California Statewide Communities Development Authority, Revenue Bonds, Huntington Memorial Hospital, Refunding Series 2014B, 5.000%, 7/01/25	7/24 at 100.00	A-	227,322
	Marysville, California, Revenue Bonds, Fremont-Rideout Health Group, Series 2011:
100	5.250%, 1/01/28	No Opt. Call	BBB	100,817
30	5.000%, 1/01/31	1/21 at 100.00	BBB	29,493
515	Total Health Care			564,218
	Tax Obligation/Limited – 37.1%
200	California State Public Works Board, Lease Revenue Bonds, Various Capital Projects, Refunding Series 2016D, 5.000%, 4/01/27	10/26 at 100.00	A+	235,154
210	Corona-Norco Unified School District, Riverside County, California, Special Tax Bonds, Community Facilities District 98-1, Refunding Series 2013, 5.000%, 9/01/27	9/23 at 100.00	A-	234,856
100	Indian Wells Redevelopment Agency Successor Agency, California, Tax Allocation Bonds, Consolidated Whitewater Project Area, Refunding Subordinate Series 2015A, 5.000%, 9/01/23 – AGM Insured	No Opt. Call	AA	115,374
50	Indio, California, Special Tax Bonds, Community Facilities District 2004-3 Terra Lago, Improvement Area 1, Series 2015, 5.000%, 9/01/25	No Opt. Call	N/R	56,023
100	Jurupa Public Financing Authority, California, Special Tax Revenue Bonds, Series 2015A, 5.000%, 9/01/23	No Opt. Call	BBB+	112,986
200	San Diego Redevelopment Agency Successor Agency, California, Tax Allocation Bonds, Refunding Series 2016A, 5.000%, 9/01/26	9/25 at 100.00	AA-	230,804
100	San Francisco City and County Redevelopment Agency Successor Agency, California, Special Tax Bonds, Community Facilities District 7, Hunters Point Shipyard Phase One Improvements, Refunding Series 2014, 5.000%, 8/01/26	No Opt. Call	N/R	109,621
98      NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
$ 65	San Francisco City and County Redevelopment Agency Successor Agency, California, Tax Allocation Bonds, Mission Bay North Redevelopment Project, Refunding Series 2016A, 5.000%, 8/01/26	No Opt. Call	A	$ 75,646
25	San Mateo Redevelopment Agency Successor Agency, California, Tax Allocation Bonds, Refunding Series 2015A, 5.000%, 8/01/27	8/25 at 100.00	A	28,707
200	Santee Community Development Commission Successor Agency, California, Tax Allocation Bonds, Santee Community Redevelopment Project, Refunding Series 2016A, 5.000%, 8/01/26 – BAM Insured	No Opt. Call	AA	230,794
100	Saugus/Hart School Facilities Financing Authority, California, Special Tax Bonds, Community Facilities District 2006-1, Series 2016, 5.000%, 9/01/26	3/26 at 100.00	N/R	113,370
200	Stockton Redevelopment Agency, California, Tax Allocation Bonds, Refunding Series 2016A, 5.000%, 9/01/26 – AGM Insured	No Opt. Call	AA	228,384
1,550	Total Tax Obligation/Limited			1,771,719
	Transportation – 2.4%
100	Alameda Corridor Transportation Authority, California, Revenue Bonds, Refunding Subordinate Lien Series 2016A, 5.000%, 10/01/25	No Opt. Call	BBB+	114,792
	U.S. Guaranteed – 23.1% (4)
200	California Health Facilities Financing Authority, Revenue Bonds, Providence Health & Services, Series 2008C, 6.250%, 10/01/28 (Pre-refunded 10/01/18)	10/18 at 100.00	AA- (4)	218,572
200	California State University, Systemwide Revenue Bonds, Series 2009A, 5.250%, 11/01/29 (Pre-refunded 5/01/19)	5/19 at 100.00	Aa2 (4)	218,270
200	Desert Sands Unified School District, Riverside County, California, General Obligation Bonds, Election 2001, Series 2008, 5.000%, 8/01/27 (Pre-refunded 8/01/18)	8/18 at 100.00	Aa2 (4)	212,802
200	Ohlone Community College District, Alameda County, California, General Obligation Bonds, Election 2010 Series 2011A-1, 5.250%, 8/01/41 (Pre-refunded 8/01/21)	8/21 at 100.00	AA (4)	230,602
200	San Francisco City and County Public Utilities Commission, California, Water Revenue Bonds, Refunding Series 2009A, 5.000%, 11/01/39 (Pre-refunded 11/01/19)	11/19 at 100.00	AA- (4)	221,256
1,000	Total U.S. Guaranteed			1,101,502
	Utilities – 1.7%
40	Banning Financing Authority, California, Revenue Bonds, Electric System Project, Refunding Series 2015, 5.000%, 6/01/27 – AGM Insured	6/25 at 100.00	AA	45,691
30	Roseville Natural Gas Financing Authority, California, Gas Revenue Bonds, Series 2007, 5.000%, 2/15/23	No Opt. Call	A	32,999
70	Total Utilities			78,690
	Water and Sewer – 7.3%
200	Central Basin Municipal Water District, California, Revenue Bonds, Refunding Series 2016A, 5.000%, 8/01/24 – AGM Insured	No Opt. Call	AA	231,330
100	Los Angeles County Sanitation Districts Financing Authority, California, Capital Projects Revenue Bonds, District 20, Refunding Green Series 2016A, 5.000%, 10/01/26	No Opt. Call	AA-	117,155
300	Total Water and Sewer			348,485
$ 4,025	Total Long-Term Investments (cost $4,699,020)			4,470,834
	Other Assets Less Liabilities – 6.3%			298,345
	Net Assets – 100%			$ 4,769,179
NUVEEN      99

Nuveen California Intermediate Municipal Bond Fund (continued)
Portfolio of Investments	November 30, 2016 (Unaudited)
Fair Value Measurements
Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$4,470,834	$ —	$4,470,834
Income Tax Information
As of November 30, 2016, the cost of investments was $4,699,020.
Gross unrealized appreciation and gross unrealized depreciation of investments as of November 30, 2016, were as follows:
Gross unrealized:
Appreciation	$ 81
Depreciation	(228,267)
Net unrealized appreciation (depreciation) of investments	$(228,186)

(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.
100      NUVEEN

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See Ex-99. CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Multistate Trust II

By (Signature and Title)	/s/ Kathleen L. Prudhomme
Kathleen L. Prudhomme
Vice President and Secretary

Date: January 27, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Greg A. Bottjer
Greg A. Bottjer
Chief Administrative Officer (principal executive officer)

Date: January 27, 2017

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: January 27, 2017